                                                  Nations
                                                  Cash Reserves

                                                  Nations
                                                  Money Market
                                                  Reserves

                                                  Nations
                                                  Treasury Reserves

                                                  Nations
                                                  Government Reserves

                                                  Nations
                                                  Municipal Reserves

                                                  Nations Tax-Exempt
                                                  Reserves

               NATIONS MONEY MARKET FUNDS         Nations California
               --------------------------------   Tax-Exempt Reserves
               Semiannual report for the period
               ended September 30, 2002           Nations New York
                                                  Tax-Exempt Reserves












                                        [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

NATIONS FUNDS MONEY MARKET FUNDS

Dear Shareholder:

We are pleased to present the semiannual financial report for Nations Funds money market funds (the "Funds"). This report contains important financial information regarding your investment for the period ended September 30, 2002. We hope you will take a moment to review this information.

THE ECONOMY

The second quarter of 2002 began with a positive fiscal outlook. Economists speculated whether there was a recession at all, while others noted that a recovery was already underway. The healthy, but cautious, positive market sentiment shifted as more corporate scandals surfaced, the U.S. campaign for war against Iraq gained momentum, and investors realized the economic recovery may be much slower than originally anticipated. The Dow Jones Industrial Average hit a low of 7591.93 on September 30, 2002, bringing the average to levels lower than those recorded in the weeks following the terrorist attacks of September 11, 2001. The equity markets remain volatile as investors speculate on a possible Fed rate-cut in the fourth quarter of this year.

Cash markets have currently priced in a 25 basis point easing of the Federal Funds rate ("Fed Funds") during the fourth quarter. This change in monetary policy could come as soon as the next Federal Open Market Committee meeting on November 6, 2002. A drop in durable goods orders in September (-5.9%) and a recent plunge in the Conference Board's consumer confidence index gives the Fed ample reason to cut Fed Funds. A large supply of new issue municipal debt issued by California entities has made investment in the municipal market considerably more attractive.

PORTFOLIO OUTLOOK

Due to the market volatility and unstable credit environment, we will continue to hold a high credit quality standard for our portfolio investments. Our proprietary Risk Budget Model reinforces our sell discipline, as deteriorating credit positions consume more of a funds risk budget. Portfolio managers must pair down or eliminate these positions to maintain the suitable risk budget.

The weighted average maturity of the Funds are being lengthened in anticipation of the likely cut of the Federal Funds rate. We are reducing overnight liquidity in anticipation of the inflows expected as money market funds produce higher yields than other comparable, short-term investments. Furthermore, municipal securities are selectively being purchased for taxable Funds due to the absolute high level of rates currently offered in the marketplace.

CREDIT CONCERNS

Recently, yield spreads have been widening in the fixed income markets, which we believe suggest a growing concern around credit issues. Consumer finance companies are experiencing pricing pressure, driving the yield of their bonds higher due to worry over their long-term ability to fund themselves. In addition, some money center banks are again being scrutinized for exposure to the telecom and energy industries, as well as Latin American debt exposure. Even government sponsored enterprises Fannie Mae and Freddie Mac are being closely monitored as they manage their asset liability gap.

Making investments in this unstable credit environment requires constant analysis to help mitigate the possibility of owning unwanted securities. We understand rigorous credit analysis is essential now, and during all economic cycles. Consequently, our Cash Investment platform has four dedicated credit analysts with a total of 53 years of credit experience. We believe that our platform is distinguished by having credit analysts dedicated to the short-end of the yield curve and not combined into the greater world of fixed income. Additionally, the Cash Investment credit staff frequently communicates with 34 internal credit analysts who focus on equity, municipal, and fixed-income securities.

Our credit process emphasizes independent research, requiring analysts not to focus solely on the ratings of the rating agencies. Fundamental and quantitative analysis is used to derive internal ratings, as we hope to be one-step ahead of the rating agencies in recognizing values in the marketplace, as well as deteriorating credits. Our credit analysts, portfolio managers, traders and risk management associates sit together and interact constantly, seeking to create a seamless work environment that ultimately adds value to our clients.

We appreciate your business and thank you for choosing Nations Reserves money market funds to help you with your short-term investment needs.

Sincerely,

/S/ A. MAX WALKER
A. MAX WALKER
PRESIDENT AND CHAIRMAN OF THE BOARD
NATIONS RESERVES

/S/ ROBERT H. GORDON
ROBERT H. GORDON
PRESIDENT
BANC OF AMERICA ADVISORS, LLC

September 30, 2002

AN INVESTMENT IN MONEY MARKET MUTUAL FUNDS IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A., THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET MUTUAL FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET MUTUAL FUNDS.

Sources for economic and statistical data: Banc of America Capital Management, LLC

                      [This page intentionally left blank]

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Cash Reserves                                         3
                                       Nations Money Market Reserves                                14
                                       Nations Treasury Reserves                                    19
                                       Nations Government Reserves                                  22
                                       Nations Municipal Reserves                                   24
                                       Nations Tax-Exempt Reserves                                  40
                                       Nations California Tax-Exempt Reserves                       53
                                       Nations New York Tax-Exempt Reserves                         63
                                     Statements of operations                                       68
                                     Statements of changes in net assets                            70
                                     Schedules of capital stock activity                            74
                                     Financial highlights                                           82
                                     Notes to financial statements                                  98

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER AND                       research firm that measures
                                  INTERMEDIARY SERVICE                  customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS AND
                                  INVESTMENT PROFESSIONALS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD AND THE DALBAR
                                  KEY HONORS AWARD IN 2001.


                     [This page intentionally left blank.]

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES -- 1.6%
             ASSET-BACKED -- AUTO LOANS -- 0.9%
$    2,058   Americredit Automobile Receivables Trust, Series 2002-A, Class
               A1,
               1.920%& 10/06/02&&..........................................   $     2,058
    94,405   Americredit Automobile Receivables Trust, Series 2002-B, Class
               A1,
               1.908%& l0/06/02&&..........................................        94,406
   105,000   Americredit Automobile Receivables Trust, Series 2002-C, Class
               A1,
               1.713% 09/08/03.............................................       105,001
    30,000   Americredit Automobile Receivables Trust, Series 2002-D, Class
               A1,
               1.755% 10/06/03.............................................        30,000
    62,800   Bay View Auto Trust, Series 2002-LJ1, Class A1,
               1.845% 10/25/03.............................................        62,800
    50,000   Capital One Auto Finance Trust, Series 2002-B, Class A1,
               1.760% 09/15/03.............................................        50,000
    15,049   Carmax Auto Owner Trust, Series 2002-1, Class A1,
               1.890%& 10/16/02&&..........................................        15,049
    14,583   Chase Manhattan Auto Owner Trust, Series 2002-A, Class A1,
               1.940%& 10/15/02&&..........................................        14,583
    52,468   Chase Manhattan Auto Owner Trust, Series 2002-B, Class A1,
               1.929%& 10/16/02&&..........................................        52,468
     6,266   Daimler Chrysler Auto Trust, Series 2002-A, Class A1,
               1.950%& 10/06/02&&..........................................         6,266
    40,033   Honda Auto Receivables Owner Trust, Series 2002-2, Class A1,
               1.950%& 10/15/02&&..........................................        40,033
     3,499   MMCA Automobile Trust, Series 2002-1, Class A1,
               2.010%& 10/15/02&&..........................................         3,499
    18,703   MMCA Automobile Trust, Series 2002-2, Class A1,
               1.843%& 10/16/02&&..........................................        18,703
    28,063   National City Auto Receivables Trust, Series 2002-A, Class A1,
               2.040%& 10/15/02&&..........................................        28,063
     9,520   Onyx Acceptance Auto Trust, Series 2002-B, Class A1,
               1.990%& 10/15/02&&..........................................         9,520
    44,000   USAA Auto Owner Trust, Series 2002-1, Class A1,
               1.789%& 10/15/02&&..........................................        44,000
                                                                              -----------
                                                                                  576,449
                                                                              -----------
             ASSET-BACKED -- OTHER -- 0.7%
    13,737   CIT Equipment Collateral, Series 2002-VT1, Class A1,
               1.960%& 10/20/02&&..........................................        13,737
    75,697   G-Force CDO, Ltd.,
               Series 2002-1A, Class A1MM,
               1.864%& 10/25/02&&..........................................        75,697

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             ASSET-BACKED -- OTHER -- (CONTINUED)
$  100,000   Permanent Financing plc,
               Series 1, Class 1A,
               1.790%& 10/10/02&&..........................................   $   100,000
   245,000   Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
               1.955%& 03/15/03............................................       245,177
    24,716   WFS Financial Owner Trust, Series 2002-2, Class A1,
               1.938% 05/20/03.............................................        24,716
                                                                              -----------
                                                                                  459,327
                                                                              -----------
             TOTAL ASSET-BACKED SECURITIES
               (Cost $1,035,776)...........................................     1,035,776
                                                                              -----------
             BANK OBLIGATIONS -- 31.6%
             BANK NOTES -- 0.5%
   100,000   American Express Centurion Bank
               1.800%& 10/17/02&&..........................................       100,000
   135,000   Branch Banking & Trust
               1.794%& 10/24/02&&..........................................       135,000
    23,000   Key Bank N.A.
               1.923%& 10/16/02&&..........................................        23,011
   100,000   SouthTrust Bank N.A.
               1.742%& 12/05/02&&..........................................        99,959
                                                                              -----------
                                                                                  357,970
                                                                              -----------
             CERTIFICATES OF DEPOSIT -- DOMESTIC -- 0.3%
   200,000   Citibank, N.A.
               1.760% 12/12/02.............................................       200,000
                                                                              -----------
             CERTIFICATES OF DEPOSIT -- EURO -- 4.3%
   180,000   Barclays Bank plc
               2.100% 12/17/02.............................................       180,019
   200,000   Bayerische Hypotheken und Vereinsbank AG
               2.040% 10/29/02.............................................       200,002
   200,000   Credit Agricole Indosuez
               1.880% 12/23/02.............................................       200,036
   200,000   Credit Suisse First Boston, (London)
               2.010% 12/24/02.............................................       200,000
             HBOS Treasury Services
   200,000     1.820% 12/30/02.............................................       200,005
   150,000     1.830% 12/30/02.............................................       150,007
   300,000   ING Bank NV
               2.030% 10/31/02.............................................       300,000
             Landesbank Hessen-Thueringen Girozentrale
   220,000     2.050% 10/22/02.............................................       220,001
   300,000     2.025% 10/31/02.............................................       300,002
   150,000     2.050% 12/23/02.............................................       150,000
   200,000     2.080% 12/23/02.............................................       200,032
   100,000     1.940% 12/31/02.............................................       100,001
   125,000     1.945% 12/31/02.............................................       125,003

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CERTIFICATES OF DEPOSIT -- EURO -- (CONTINUED)
$  180,000   Lloyds TSB Bank plc
               2.170% 12/31/02.............................................   $   180,004
   150,000   Royal Bank of Canada
               2.070% 12/31/02.............................................       150,000
                                                                              -----------
                                                                                2,855,112
                                                                              -----------
             CERTIFICATES OF DEPOSIT -- YANKEE -- 21.4%
   400,000   Abbey National plc
               1.785%& 10/02/02&&..........................................       399,880
             Abbey National Treasury Services plc
   350,000     2.550% 11/12/02.............................................       350,025
   200,000     2.290% 12/31/02.............................................       199,990
             ABN AMRO Bank NV, (Chicago)
   100,000     2.090% 12/31/02.............................................       100,000
    50,000     2.510% 06/06/03.............................................        49,993
   100,000   Bank of Scotland, (New York)
               2.500% 04/30/03.............................................        99,994
   250,000   Banque National de Paris, (New York)
               2.330% 12/17/02.............................................       249,995
             Barclays Bank plc, (New York)
   300,000     1.800%& 10/01/02&&..........................................       299,942
   150,000     1.800%& 10/01/02&&..........................................       149,972
             Bayerische Hypotheken und Vereinsbank AG, (New York)
   150,000     1.735%& 10/06/02&&..........................................       149,986
   100,000     2.435% 11/25/02.............................................       100,001
   175,000     2.510% 12/23/02.............................................       174,984
   290,000     1.910% 09/15/03.............................................       290,000
             Bayerische Landesbank Girozentrale, (New York)
   185,000     1.735%& 10/01/02............................................       185,000
   200,000     1.710%& 10/07/02&&..........................................       199,982
   150,000     1.720%& 10/09/02&&..........................................       149,961
    44,000     1.780%& 10/20/02&&..........................................        44,000
   400,000     1.730%& 10/21/02&&..........................................       399,906
   300,000     1.724%& 10/28/02&&..........................................       299,915
   225,000     2.425% 11/25/02.............................................       225,000
   150,000   BNP Paribas, (New York)
               1.700% 08/11/03#............................................       149,816
             Canadian Imperial Bank of Commerce, (New York)
   400,000     1.738%& 10/14/02&&..........................................       399,971
    50,000     1.875%& 10/15/02&&..........................................        50,023
   300,000     1.729%& 10/25/02&&..........................................       299,942
    95,000     2.060% 10/28/02.............................................        95,004
   295,000     2.430% 11/25/02.............................................       295,000
   250,000     2.160% 12/31/02.............................................       250,000
   250,000     2.170% 12/31/02.............................................       250,006
   150,000     1.838% 09/12/03.............................................       149,972
             Credit Agricole Indosuez, (New York)
   200,000     1.729%& 10/28/02&&..........................................       199,943
   175,000     2.400% 11/26/02.............................................       174,997
   285,000     2.980% 04/16/03.............................................       284,970

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
$  200,000     2.510% 06/06/03.............................................   $   199,973
   300,000     1.729%& 10/25/02&&..........................................       299,942
             Credit Suisse First Boston, (New York)
   300,000     1.740%& 10/05/02&&..........................................       299,919
   500,000     2.150% 12/31/02.............................................       500,001
   140,000     1.910% 09/12/03.............................................       140,000
   200,000     1.920% 09/19/03.............................................       200,000
             Danske Bank, (New York)
   100,000     2.190% 07/07/03.............................................        99,992
    25,000     2.020% 07/25/03.............................................        25,000
    75,000     1.960% 10/10/03.............................................        75,000
             Deutsche Bank, (New York)
   240,000     1.740%& 10/02/02&&..........................................       240,000
   300,000     2.400% 10/25/02.............................................       300,000
   230,000     2.030% 12/31/02.............................................       230,000
   400,000     1.960% 10/06/03.............................................       400,000
             Dexia Bank, (New York)
   300,000     1.720%& 10/06/02&&..........................................       299,973
   200,000     1.720%& 10/10/02&&..........................................       199,981
    25,000     2.505% 06/06/03.............................................        24,996
   175,000   Dresdner Bank, (New York)
               1.791%& 10/02/02............................................       174,982
             Landesbank Hessen-Thueringen Girozentrale, (New York)
   190,000     1.711%& 10/26/02&&..........................................       189,945
   300,000     2.490% 04/30/03.............................................       299,974
             Rabobank Nederland NV, (New York)
   150,000     1.720%& 10/12/02&&..........................................       149,960
   200,000     2.500% 04/30/03.............................................       199,989
   150,000     2.510% 06/06/03.............................................       149,980
   200,000     1.900% 08/29/03.............................................       199,991
             Societe Generale, (New York)
   200,000     1.726%& 10/14/02&&..........................................       199,980
   300,000     1.734%& 10/25/02&&..........................................       299,942
   300,000     2.100% 12/16/02.............................................       300,000
   100,000     2.140% 12/31/02.............................................        99,998
   240,000   Svenska Handelsbanken, (New York)
               1.970% 10/10/03.............................................       240,024
             Toronto Dominion Bank, (New York)
   300,000     1.714%& 10/28/02&&..........................................       299,914
   105,000     2.060% 12/31/02#............................................       105,016
   400,000     1.855% 08/20/03.............................................       399,947
   200,000     1.860% 08/27/03.............................................       199,982
   280,000     1.900% 09/15/03.............................................       279,973
   185,000   United Bank of Switzerland AG, (Stamford Connecticut)
               2.615% 06/17/03.............................................       184,981
                                                                              -----------
                                                                               14,227,525
                                                                              -----------
             PROMISSORY NOTES -- 0.4%
             Goldman Sachs Group Inc.
   100,000     1.910%& 10/01/02&&&&@@......................................       100,000
    80,000     1.864%& 10/19/02&&@@........................................        80,000
   100,000     2.070% 12/09/02@@...........................................       100,000
                                                                              -----------
                                                                                  280,000
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             TIME DEPOSITS -- EURO -- 4.7%
$  800,000   ABN AMRO Inc.
               1.906% 10/01/02.............................................   $   800,000
   500,000   Credit Suisse First Boston, Inc.
               1.875% 10/01/02.............................................       500,000
 1,000,000   Societe Generale
               1.875% 10/01/02.............................................     1,000,000
   785,309   Societe Generale, (Grand Cayman)
               2.000% 10/01/02.............................................       785,309
                                                                              -----------
                                                                                3,085,309
                                                                              -----------
             TOTAL BANK OBLIGATIONS
               (Cost $21,005,916)..........................................    21,005,916
                                                                              -----------
             CORPORATE OBLIGATIONS -- 42.9%
             COMMERCIAL PAPER -- 36.2%
             Amstel Funding Corporation
    78,000     1.800% 10/16/02#............................................        77,942
   200,000     Discount note 10/18/02#.....................................       199,806
   315,000     Discount note 10/21/02#.....................................       314,668
   137,921     Discount note 11/13/02#.....................................       137,628
   273,827     1.790% 11/14/02#............................................       273,228
   150,000     Discount note 11/15/02#.....................................       149,670
   255,508     Discount note 12/16/02#.....................................       254,526
    74,136     Discount note 12/18/02#.....................................        73,844
   130,000     Discount note 03/13/03#.....................................       128,946
             Atlantis One Funding
    61,992     Discount note 10/25/02#.....................................        61,910
   130,000     Discount note 11/13/02#.....................................       129,725
   150,000     Discount note 11/15/02#.....................................       149,668
   126,154     Discount note 12/09/02#.....................................       125,716
   395,657     Discount note 12/11/02#.....................................       394,203
   346,722     Discount note 12/20/02#.....................................       345,327
     5,000   CC (USA) Inc.
               Discount note 11/21/02#.....................................         4,986
             Charta Corporation
   130,200     Discount note 10/01/02#.....................................       130,200
   100,000     Discount note 11/13/02#.....................................        99,797
   100,000     Discount note 11/14/02#.....................................        99,792
             Compass Securitization LLC
   182,080     1.790% 10/21/02#............................................       181,899
   150,000     Discount note 10/22/02#.....................................       149,845
   278,310     Discount note 12/16/02#.....................................       277,268
             CXC LLC
   441,000     Discount note 10/01/02#.....................................       440,999
   150,000     1.750% 03/14/03#............................................       148,804
   100,173   Delaware Funding Corporation
               Discount note 10/29/02#.....................................       100,035
   150,000   Diageo Capital plc
               Discount note 10/01/02#.....................................       150,000
             Edison Asset Securitization LLC
   150,000     Discount note 10/11/02#.....................................       149,922
   200,000     Discount note 10/16/02#.....................................       199,834
   150,000     1.760% 11/14/02#............................................       149,677
   100,000     Discount note 11/18/02#.....................................        99,765
   150,000     Discount note 12/12/02#.....................................       149,472
    50,000   Eiffel Funding LLC
               Discount note 10/28/02#.....................................        49,933

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             Fairway Finance Corporation
$  100,000     Discount note 10/24/02#.....................................   $    99,887
   285,060     Discount note 12/16/02#.....................................       283,995
   230,000   Falcon Asset Securitization Corporation
               Discount note 10/22/02#.....................................       229,763
             Four Winds Funding LLC
   150,000     2.000% 10/01/02#............................................       150,000
    90,000     Discount note 10/09/02#.....................................        89,964
   100,000     1.790% 10/15/02#............................................        99,930
   125,000     Discount note 10/22/02#.....................................       124,852
   100,000     Discount note 10/23/02#.....................................        99,891
   300,000     Discount note 10/30/02#.....................................       299,565
             Galaxy Funding Inc.
    60,000     Discount note 10/11/02#.....................................        59,971
    75,000     Discount note 10/16/02#.....................................        74,945
   250,000     Discount note 11/13/02#.....................................       249,471
   160,000     Discount note 11/14/02#.....................................       159,654
   110,000     Discount note 11/18/02#.....................................       109,740
   100,000     1.760% 12/16/02#............................................        99,628
   270,000     Discount note 12/17/02#.....................................       268,924
    90,000     Discount note 03/17/03#.....................................        89,261
             Gemini Securitization Corporation
    25,196     1.770% 10/24/02#............................................        25,168
   244,898     1.770% 10/30/02#............................................       244,549
   100,000     Discount note 10/31/02#.....................................        99,853
             General Electric Capital Corporation
   250,000     Discount note 10/17/02......................................       249,768
   150,000     Discount note 10/24/02......................................       149,832
   150,000     Discount note 10/24/02......................................       149,832
   200,000     Discount note 11/07/02#.....................................       199,591
   190,000     Discount note 12/13/02#.....................................       189,322
   200,000     Discount note 12/16/02#.....................................       199,257
   100,000     Discount note 12/16/02......................................        99,628
   300,000     Discount note 02/14/03......................................       297,484
             General Electric Capital International Funding
   520,216     Discount note 10/01/02#.....................................       520,215
   200,000     Discount note 10/07/02#.....................................       199,936
    50,000     Discount note 10/22/02#.....................................        49,942
    65,000     Discount note 11/12/02#.....................................        64,867
   200,000     Discount note 11/13/02#.....................................       199,568
             General Electric Capital Services
   100,000     Discount note 10/10/02......................................        99,957
   150,000     Discount note 02/14/03......................................       148,742
   200,000   General Electric Company
               Discount note 10/07/02......................................       199,943
             GIRO Balanced Funding Corporation
   100,204     Discount note 10/15/02#.....................................       100,134
    75,306     1.780% 10/17/02#............................................        75,246
    82,260     1.780% 10/23/02#............................................        82,171
    45,208     Discount note 12/12/02#.....................................        45,048
   120,000     1.770% 12/16/02#............................................       119,552
   100,691     1.770% 12/18/02#............................................       100,305
             GIRO Funding US Corporation
   200,000     2.000% 10/01/02#............................................       200,000
   100,000     Discount note 10/21/02#.....................................        99,902
   100,000     1.760% 11/12/02#............................................        99,795

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
$  240,000   Greyhawk Funding LLC
               Discount note 11/15/02#.....................................   $   239,472
   200,000   HBOS Treasury Services plc
               Discount note 10/30/02#.....................................       199,715
   119,000   Ivory Funding Corporation
               Discount note 12/16/02#.....................................       118,755
             Jupiter Securitization Corporation
   150,000     1.770% 10/25/02#............................................       149,823
   150,000     1.770% 10/28/02#............................................       149,801
             Market Street Funding Corporation
   329,303     Discount note 10/01/02#.....................................       329,303
   229,902     1.780% 10/15/02#............................................       229,743
   100,000     1.780% 10/18/02#............................................        99,916
   127,176     Discount note 10/21/02#.....................................       127,050
   210,183     1.770% 10/23/02#............................................       209,954
    61,877     Discount note 10/24/02#.....................................        61,806
    99,051     Discount note 10/25/02#.....................................        98,933
    95,201     Discount note 10/28/02#.....................................        95,072
   199,474     Discount note 10/29/02#.....................................       199,198
   155,364     1.770% 10/30/02#............................................       155,142
             MOAT Funding LLC
   127,100     Discount note 10/01/02#.....................................       127,100
    75,000     1.780% 11/15/02#............................................        74,833
   100,000     Discount note 12/11/02#.....................................        99,655
   150,000     Discount note 02/26/03#.....................................       148,921
   122,802   Mont Blanc Capital Corporation
               Discount note 10/29/02#.....................................       122,633
    75,000   Montauk Funding Corporation
               Discount note 10/16/02#.....................................        74,945
             Moriarty LLC
    75,000     Discount note 10/21/02#.....................................        74,926
   110,000     1.770% 12/16/02#............................................       109,589
   225,000     1.770% 03/17/03#............................................       223,153
             Ness LLC
   204,134     Discount note 10/15/02#.....................................       203,993
    59,713     Discount note 12/11/02#.....................................        59,480
    50,000     Discount note 12/16/02#.....................................        49,812
             North Coast Funding LLC
    50,000     Discount note 10/01/02#.....................................        50,000
    50,000     Discount note 10/18/02#.....................................        49,958
   147,250     Discount note 12/13/02#.....................................       146,710
             Paradigm Funding LLC
    50,000     2.030% 10/01/02#............................................        50,000
   200,000     1.770% 10/08/02#............................................       199,931
   350,000     1.770% 10/16/02#............................................       349,742
   200,000     1.770% 11/13/02#............................................       199,577
   305,000     Discount note 11/15/02#.....................................       304,321
   100,000   Park Avenue Receivables Corporation
               1.770% 10/25/02#............................................        99,882
             Pennine Funding LLC
   120,000     Discount note 10/22/02#.....................................       119,861
   123,000     Discount note 10/28/02#.....................................       122,837
   309,500     1.780% 10/29/02#............................................       309,070
   200,000     Discount note 11/14/02#.....................................       199,570
   365,000     Discount note 11/15/02#.....................................       364,194
   425,000     1.760% 12/16/02#............................................       423,414
   112,260   Preferred Receivables Funding
               Discount note 10/28/02#.....................................       112,111

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
$  100,000   Province of Quebec
               Discount note 12/05/02......................................   $    99,648
   100,000   Public Square Funding LLC
               2.000% 10/01/02#............................................       100,000
   145,044   Sheffield Receivables Corporation Discount note 10/08/02#.....       144,994
    70,080   Siefunds Corporation, (Delaware)
               Discount note 10/10/02#.....................................        70,048
             Sigma Finance Inc.
   225,000     1.805%& 10/01/02&&#.........................................       224,984
   120,000     1.805%& 10/01/02&&#.........................................       119,992
   230,000     1.820%& 10/01/02&&#.........................................       230,000
   150,000     1.820%& 10/01/02&&#.........................................       150,000
   100,000     1.805%& 10/02/02&&#.........................................        99,993
             Silver Tower US Funding
   200,000     Discount note 10/09/02#.....................................       199,924
   185,000     Discount note 10/28/02#.....................................       184,749
   120,000     Discount note 11/15/02#.....................................       119,735
   150,000     Discount note 12/10/02#.....................................       149,490
   100,000     Discount note 12/11/02#.....................................        99,651
   250,000     Discount note 12/16/02#.....................................       249,063
             Surrey Funding Corporation
   100,000     1.780% 10/15/02#............................................        99,931
    45,000     Discount note 10/28/02#.....................................        44,940
             Thames Asset Global Securitization
   207,915     1.780% 10/21/02#............................................       207,709
   249,471     Discount note 12/16/02#.....................................       248,536
             Trident Capital Finance
   150,000     Discount note 10/02/02#.....................................       149,993
   150,000     1.780% 10/23/02#............................................       149,837
   420,600     1.790% 10/24/02#............................................       420,123
   213,000     Discount note 11/07/02#.....................................       212,608
             Variable Funding Capital Corporation
   100,000     1.943%& 10/19/02&&#.........................................       100,000
   100,000     Discount note 04/07/03#.....................................        99,008
   500,000   Verizon Global Funding
               1.886%& 12/16/02&&#.........................................       499,999
   300,000   Wyeth
               1.870%& 10/20/02&&#.........................................       300,000
                                                                              -----------
                                                                               24,006,939
                                                                              -----------
             CORPORATE BONDS AND NOTES -- 6.7%
             American Honda Finance Corporation
   180,000     1.870%& 10/07/02............................................       180,000
    50,000     1.790%& 12/09/02............................................        50,000
    11,510   Arogas Inc.
               1.890%& 10/03/02&&..........................................        11,510
    20,000   Bank One Corporation
               2.024%& 10/30/02............................................        20,004
    98,000   Bear, Stearns and Company, Inc.
               1.900%& 10/01/02&&..........................................        98,000
             Beta Finance Inc.
   230,000     1.830%& 10/01/02&&..........................................       230,000
   175,000     2.580% 06/05/03#............................................       175,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$  100,000   Blue Heron Funding Ltd., Series 2001-A
               1.870%& 10/18/02@@..........................................   $   100,000
    90,000   Caterpillar Finance Services Corporation
               1.914%& 12/02/02&&..........................................        90,000
     8,500   Caterpillar Real Estate Holding LLC
               2.010%& 10/03/02&&..........................................         8,500
    15,445   Conestoga Wood Specialty
               1.840%& 10/03/02&&##........................................        15,445
     6,780   Cornell Iron Works Inc.
               1.860%& 10/03/02&&..........................................         6,780
   100,000   Countrywide Home Loans, Inc.
               1.960%& 10/08/02&&..........................................       100,000
    19,900   Credit Suisse First Boston, Inc.
               1.911%& 12/11/02##..........................................        19,906
    14,545   Driftwood Landing Corporation
               2.020%& 10/03/02&&..........................................        14,545
     7,875   Erni Components Inc.
               1.860%& 10/03/02&&..........................................         7,875
             General Electric Capital Corporation
    55,000     2.200%& 10/01/02&&..........................................        55,064
    15,000     6.700% 10/01/02#............................................        15,000
   350,000     1.770%& 12/19/02#...........................................       350,000
   100,000   General Electric Capital Corporation,
               Series A
               6.750% 09/11/03.............................................       104,518
     3,765   Han Sung Industries
               1.910%& 10/03/02&&..........................................         3,765
     9,000   Hospital Laundry Services
               1.910%& 10/03/02&&..........................................         9,000
             Household Finance Corporation
   230,000     1.893%& 10/16/02&&..........................................       230,001
   150,000     2.043%& 11/01/02&&..........................................       150,024
     4,335   Jackson Tube Service Inc.
               1.910%& 10/03/02&&..........................................         4,335
     8,080   James A. Martin and Donna F. Martin
               1.860%& 10/03/02&&..........................................         8,080
     5,660   Johnson Research and Development
               1.860%& 10/03/02&&##........................................         5,660
             K2 (USA) LLC
   150,000     1.800%& 10/08/02#...........................................       150,000
    80,000     1.810%& 10/08/02&&#.........................................        80,000
    30,000   Landwirtschaftliche Rentenbank
               7.125% 01/27/03.............................................        30,459
             Links Finance LLC
   200,000     1.803%& 10/16/02&&..........................................       200,000
   100,000     1.790%& 10/20/02&&..........................................        99,995
   250,000     1.794%& 10/25/02&&..........................................       250,000
   105,000   Merck and Company, Inc.
               4.540%& 02/23/03&&..........................................       106,142
   200,000   Merrill Lynch and Company
               1.800%& 10/18/02&&..........................................       200,000
   400,000   Morgan Stanley Dean Witter and Company
               1.923%& 10/15/02&&..........................................       399,999

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$  203,000   Northern Rock plc
               1.843%& 10/14/02&&..........................................   $   203,000
    23,005   Resources and Conservation
               1.810%& 10/03/02&&..........................................        23,005
    10,000   RH Sheppard Company Inc.
               1.810%& 10/03/02&&..........................................        10,000
    11,045   Robb and Stucky Ltd.
               1.860%& 10/03/02&&..........................................        11,045
    14,955   Shader Road LLC
               1.860%& 10/03/02&&..........................................        14,955
             Sigma Finance, Inc.
   170,000     1.855%& 10/01/02&&#.........................................       170,000
    75,000     1.819%& 10/25/02&&#.........................................        75,002
   100,000     2.300% 06/26/03#............................................       100,000
    45,000   SMM Trust 1999-J
               1.860%& 10/21/02............................................        45,000
   170,000   SMM Trust 2002-H
               1.830%& 12/23/02&&..........................................       170,000
    20,070   Suncoast Beverage Sales
               1.840%& 10/03/02&&..........................................        20,070
    10,265   Tack Capital Company
               1.810%& 10/03/02&&..........................................        10,265
    50,000   USA Education Inc.
               1.854%& 10/24/02&&..........................................        50,000
                                                                              -----------
                                                                                4,481,949
                                                                              -----------
             TOTAL CORPORATE OBLIGATIONS
               (Cost $28,488,888)..........................................    28,488,888
                                                                              -----------
             EXTENDABLE COMMERCIAL NOTES -- 3.0%
             Citibank Credit Card Master Trust I,
   200,000     Discount note 10/24/02#.....................................       199,775
   200,000     Discount note 10/25/02#.....................................       199,760
   100,000     Discount note 10/29/02#.....................................        99,862
   133,386     Discount note 11/12/02#.....................................       133,120
   100,000     Discount note 11/14/02#.....................................        99,786
   200,000     Discount note 11/18/02#.....................................       199,531
   110,000     Discount note 12/12/02#.....................................       109,611
   230,000     Discount note 12/16/02#.....................................       229,140
   150,000     Discount note 12/16/02#.....................................       149,440
    75,000     Discount note 12/16/02#.....................................        74,718
   100,000     Discount note 12/17/02#.....................................        99,621
             Discover Card Master Trust I, Series 2000-A,
   122,675     Discount note 11/13/02#.....................................       122,416
   100,000     Discount note 11/14/02#.....................................        99,784
    48,000     Discount note 11/15/02#.....................................        47,894
    25,000     Discount note 11/15/02#.....................................        24,944
   135,000     Discount note 12/18/02#.....................................       134,482
                                                                              -----------
             TOTAL EXTENDABLE
               COMMERCIAL NOTES
               (Cost $2,023,884)...........................................     2,023,884
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             FUNDING AGREEMENTS -- 1.5%
$  100,000   GE Life Annuity
               1.870%& 11/24/02&&@@........................................   $   100,000
    50,000   Jackson National Life Insurance Company
               1.920%& 12/14/02&&@@........................................        50,000
   300,000   Monumental Life
               1.970%& 10/01/02&&@@........................................       300,000
   125,000   SunAmerica Life Insurance Company of America
               1.950%& 10/01/02&& @@.......................................       125,000
             Transamerica Occidental Life Insurance Company
   117,000     2.060%& 10/01/02&&@@........................................       117,000
   125,000     2.070%& 10/01/02&&@@........................................       125,000
    20,000     1.950%& 11/01/02&&@@........................................        20,000
   132,000   Travelers Insurance
               1.903%& 10/10/02&&@@........................................       132,000
                                                                              -----------
             TOTAL FUNDING AGREEMENTS
               (Cost $969,000).............................................       969,000
                                                                              -----------
             MORTGAGE-BACKED SECURITIES -- 0.1%
               (Cost $48,445)
             COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
    48,445   Residential Mortgage Securities, Series 2012A, Class A1,
               1.843%& 10/11/02&&..........................................        48,445
                                                                              -----------
             MUNICIPAL BONDS AND NOTES -- 0.7%
             CALIFORNIA -- 0.0%+
     9,740   California Housing Finance Agency Revenue, Series 2000D,
               1.730%& 10/02/02&&..........................................         9,740
                                                                              -----------
             CONNECTICUT -- 0.0%+
    10,765   Connecticut State Development Authority Industrial Development
               Revenue, (Latex Foam International Project)
               Series 2002, (Wachovia Bank N.A. LOC),
               1.860%& 10/03/02&&..........................................        10,765
                                                                              -----------
             FLORIDA -- 0.1%
    16,700   Florida Housing Finance Agency, Revenue, Series 1993, (MBIA
               Insured, Westdeutsche Landesbank SBPA),
               1.750%& 10/03/02&&..........................................        16,700

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
$   35,000   Florida Housing Financing Corporation, Revenue, Series 2002A,
               (AMBAC Insured, SBPA Dexia Credit Local),
               1.800%& 10/03/02&&..........................................   $    35,000
                                                                              -----------
                                                                                   51,700
                                                                              -----------
             GEORGIA -- 0.0%+
     9,845   McDuffie County, Georgia Development Authority IDR, (Advance
               Stores Project) Series 1997, (First Union National Bank
               LOC),
               1.910%& 10/03/02&&..........................................         9,845
    14,715   Talbot County, Georgia Development Authority IDR, (Junction
               City Mining Company Project) Series 2000, (First Union
               National Bank LOC),
               1.890%& 10/03/02&&..........................................        14,715
                                                                              -----------
                                                                                   24,560
                                                                              -----------
             ILLINOIS -- 0.0%+
    28,800   Illinois Student Assistance Commission Revenue, Series 1990B,
               (GTD STD LNS, First National Bank of Chicago LOC),
               1.810%& 10/02/02&&..........................................        28,800
                                                                              -----------
             MISSISSIPPI -- 0.0%+
    15,000   Mississippi Business Financing Corporation IDR, (Telepex Inc.
               Project) Series 2000, (First Union National Bank LOC),
               1.810%& 10/03/02&&..........................................        15,000
     8,800   Mississippi Business Financing Corporation Revenue, Series
               1997B, (First Union National Bank LOC),
               1.910%& 10/03/02&&..........................................         8,800
                                                                              -----------
                                                                                   23,800
                                                                              -----------
             MISSOURI -- 0.0%+
    10,600   Missouri State Economic Development Export Revenue, (Biocraft
               Labs, Inc. Project) Series 1989, (PNC Bank LOC),
               2.000%& 10/02/02&&..........................................        10,600
                                                                              -----------
             NEW JERSEY -- 0.0%+
     7,850   New Jersey Economic Development Authority Revenue, Series
               1997, (First Union National Bank LOC),
               1.890%& 10/02/02&&..........................................         7,850
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             NEW YORK -- 0.2%
$   15,500   New York State Housing Finance Agency, Revenue, (Taxable-360
               West 43 Street Project) Series 2002, (Bayerische Hypotheken
               und Vereinsbank LOC),
               1.810%& 10/02/02&&..........................................   $    15,500
    34,598   New York, New York GO,
               Series 2001A-9, (FGIC Insured, FGIC SBPA),
               1.750%& 10/02/02&&..........................................        34,598
    50,000   New York, New York Transitional Finance Authority Revenue,
               Bond Anticipation Notes, Series 2002-5,
               3.000% 02/26/03.............................................        50,130
                                                                              -----------
                                                                                  100,228
                                                                              -----------
             TEXAS -- 0.1%
    42,845   Harris County - Houston, Texas, Sports Authority Special
               Revenue, Jr. Lien, Series 2001D, (MBIA Insured, Morgan
               Guaranty Trust SBPA),
               1.850%& 10/03/02&&..........................................        42,845
                                                                              -----------
             VIRGINIA -- 0.3%
   140,000   Virginia State Housing Development Authority Commonwealth
               Revenue, Series 1996E,
               1.850%& 10/02/02&&..........................................       140,000
                                                                              -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $450,888).............................................       450,888
                                                                              -----------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 7.8%
             FEDERAL HOME LOAN BANK (FHLB) -- 1.5%
   200,000     1.740%& 10/01/02&&..........................................       199,886
    50,000     1.755%& 10/01/02&&..........................................        49,978
    75,000     1.770%& 10/01/02&&..........................................        75,000
    50,000     1.680%& 10/21/02&&..........................................        49,988
   170,000     Discount note 11/05/02......................................       169,683
   100,000     6.375% 11/15/02.............................................       100,479
   285,000     2.060% 07/02/03.............................................       285,001
    62,960     4.500% 07/07/03.............................................        64,245
    19,000     3.060% 10/24/03.............................................        19,260
                                                                              -----------
                                                                                1,013,520
                                                                              -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
               CERTIFICATES -- 2.2%
   378,604     2.040% 01/02/03.............................................       376,609
   114,402     4.750% 03/15/03.............................................       115,621
   245,749     2.370% 04/24/03.............................................       242,432
    53,626     7.375% 05/15/03.............................................        55,450
    95,025     Discount note 06/30/03......................................        93,675

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
               CERTIFICATES -- (CONTINUED)
$  100,000     5.750% 07/15/03.............................................   $   103,068
   440,026     Discount note 07/17/03......................................       433,522
    25,000     3.500% 09/15/03.............................................        25,416
                                                                              -----------
                                                                                1,445,793
                                                                              -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
               CERTIFICATES -- 3.5%
   400,000     1.770%& 10/01/02&&..........................................       399,922
   175,000     1.770%& 10/01/02&&..........................................       174,932
   175,000     1.920% 11/20/02.............................................       174,533
   658,000     1.920% 12/27/02.............................................       654,947
   450,000     Discount note 04/04/03......................................       444,566
   201,315     Discount note 06/27/03......................................       198,654
   155,200     4.000% 08/15/03.............................................       158,177
   100,000     Discount note 09/11/03......................................        98,289
                                                                              -----------
                                                                                2,304,020
                                                                              -----------
             STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 0.6%
   290,000     Discount note 01/27/03......................................       287,985
   130,000     2.250% 07/02/03.............................................       129,982
                                                                              -----------
                                                                                  417,967
                                                                              -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $5,181,300)...........................................     5,181,300
                                                                              -----------
             U.S. TREASURY OBLIGATIONS -- 1.1%
             U.S. TREASURY BILLS -- 0.0%+
    20,000     1.820% 12/05/02.............................................        19,934
                                                                              -----------
             U.S. TREASURY NOTES -- 1.1%
   690,000     4.250% 05/31/03.............................................       698,852
                                                                              -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $718,786).............................................       718,786
                                                                              -----------
             REPURCHASE AGREEMENTS -- 10.3%
   500,000   Agreement with Bear Stearns and Company, Inc., 1.970% dated
               09/30/02 to be repurchased at $500,027 on 10/01/02
               collateralized by: $353,306 FHLMC, 3.500%-7.000% due
               02/15/04-03/15/31; $113,587 FHLB, 3.250%-6.625% due
               02/13/04-02/13/07; $29,757,118 FNMA, 6.000% due 05/15/08-
               05/15/11; $18,220 FFCB, 5.750%-5.930% due 03/23/05-07/06/10;
               collateral valued at $514,870...............................       500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  600,000   Agreement with Countrywide Home Loans Inc., 1.970% dated
               09/30/02 to be repurchased at $600,033 on 10/01/02
               collateralized by: $503,278 FNMA, 4.663%-8.000% due
               05/01/32-10/01/32; $96,722 FHLMC, 5.173%-5.365% due
               03/01/32-06/01/32; collateral valued at $600,000............   $   600,000
   150,000   Agreement with Deutsche Bank Securities Inc., 1.900% dated
               09/30/02 to be repurchased at $150,008 on 10/01/02
               collateralized by: $102,847 U.S. Treasury Notes, 4.375% due
               05/15/07; $16,385 U.S. Treasury Bonds, 12.500%-13.250% due
               05/15/14-08/15/14; $10,960 U.S. Treasury Strips, Principal
               Only, 08/15/20-08/15/21; $10,457 Mellon Bank N.A. Bank
               Notes, 7.375% due 05/15/07; $9,350 U.S. Treasury Strips,
               Interest Only, 11/15/21; collateral valued at $150,000......       150,000
   875,451   Agreement with Dresdner Kleinwort Benson North America LLC,
               1.810% dated 09/30/02 to be repurchased at $875,495 on
               10/01/02 collateralized by: $505,039 U.S. Treasury Notes,
               3.250%-5.750% due 07/31/03-01/15/11; $387,924 U.S. Treasury
               Bonds, 3.375%-8.125% due 08/15/19-04/15/32; collateral
               valued at $892,962..........................................       875,451
   250,000   Agreement with Dresdner Kleinwort Benson North America LLC,
               1.850% dated 09/30/02 to be repurchased at $250,013 on
               10/01/02 collateralized by: $253,794 RFCO Treasury Strips,
               Principal Only, 10/15/20-01/15/21; $1,206 U.S. Treasury
               Notes, 3.375% due 04/30/04; collateral valued at $255,000...       250,000
    76,165   Agreement with Goldman Sachs and Company, 1.960% dated
               09/30/02 to be repurchased at $76,169 on 10/01/02
               collateralized by: $75,683 FHLMC, 6.000% due 05/01/32; $482
               FNMA, 7.000% due 03/01/12; collateral valued at $76,165.....        76,165

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$1,150,000   Agreement with Goldman Sachs and Company, 2.000% dated
               09/30/02 to be repurchased at $1,150,064 on 10/01/02
               collateralized by: $674,659 Various Commercial Paper,
               10/01/02-05/05/03; $159,940 Enterprise Funding Corporation
               Commercial Paper, due 10/15/02-10/30/02; $122,460 Tulip
               Funding Corporation Commercial Paper, due 10/15/02; $68,632
               Kitty Hawk Funding Corporation Commercial Paper, due
               12/02/02; $56,615 Amstel Funding Corporation Commercial
               Paper, 2.165% due 10/10/02; $51,494 CXC LLC Commercial
               Paper, due 11/01/02; $9,796,486 K2 (USA) LLC Commercial
               Paper, due 10/15/02; $6,405 Fountain Square Commercial
               Funding Corporation Commercial Paper, due 10/30/02;
               collateral valued at $1,150,001.............................   $ 1,150,000
   500,000   Agreement with J.P. Morgan Securities Inc., 2.000% dated
               09/30/02 to be repurchased at $500,028 on 10/01/02
               collateralized by: $214,009 Mica Funding LLC Commercial
               Paper, 1.830%-1.840% due 12/02/02-12/20/02; $99,900 Banque
               at Caisse Commercial Paper, 2.190% due 10/04/02; $75,056
               Whistlejacket Capital Ltd. Commercial Paper, 1.790%-1.800%
               due 11/15/02-01/21/03; $42,095 Suez Finance LP Commercial
               Paper, 1.860%-1.910% due 10/25/02-11/22/02; $25,936 MBNA
               Credit Card Extendable Commercial Notes, 1.820% due
               11/20/02; $21,498 Tribune Company Commercial Paper,
               1.850%-1.860% due 10/24/02-10/31/02; $20,356 Wal-Mart Stores
               Inc. Commercial Paper, 1.790% due 10/04/02; $5,704 Omnicom
               Capital Inc. Commercial Paper, 2.100% due 10/24/02; $2,200
               PB Finance Commercial Paper, 1.800% due 10/01/02; $2,101
               Bristol-Myers Squibb Company Commercial Paper, 1.750% due
               10/08/02; collateral valued at $510,003.....................       500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  282,781   Lehman Brothers Inc., 1.720% with a final maturity date of
               10/30/02. Interest receivable at September 30, 2002 was
               $1,216, collateralized by: $128,302 FNMA, 4.375% due
               09/15/12; $103,100 FHLMC, 5.000% due 05/15/04; $53,557 TVA,
               due 12/15/17; $3,424 RFCO Treasury Strips, due 01/15/10;
               collateral valued at $288,384@@++...........................   $   282,781
   200,000   Agreement with Merrill Lynch Government Securities Inc.,
               1.980% dated 09/30/02 to be repurchased at $200,011 on
               10/01/02 collateralized by: $85,632 Preferred Receivables
               Funding Commercial Paper, due 11/04/02-11/05/02; $42,025
               Premier Cru Funding Corporation Commercial Paper, due
               11/15/02; $32,881 Thames Asset Global Securitization
               Commercial Paper, 1.830% due 10/21/02; $31,757 Total Fina
               Elf SA Commercial Paper, due 10/28/02; $8,288 Loch Ness Ltd.
               Commercial Paper, due 10/31/02; $3,420 White Pine Finance
               LLC, due 10/28/02; collateral valued at $204,003............       200,000
   500,000   Agreement with Salomon Smith Barney Inc., 1.970% dated
               09/30/02 to be repurchased at $500,027 on 10/01/02
               collateralized by: $327,539 FNMA, 4.818%-10.000% due
               07/01/06-08/01/37; $172,895 FHLMC, 5.500%-8.000% due
               08/01/12-04/01/32; collateral valued at $500,435............       500,000

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  300,000   Agreement with UBS Warburg, 1.900% dated 09/30/02 to be
               repurchased at $300,016 on 10/01/02 collateralized by:
               $289,907 FNMA, due 10/30/02-03/07/03; $16,095 SLMA, 2.180%
               due 07/01/03; collateral valued at $306,001.................   $   300,000
   400,000   Agreement with UBS Warburg, 1.970% dated 09/30/02 to be
               repurchased at $400,022 on 10/01/02 collateralized by:
               $408,003 FNMA, due 01/10/03-07/25/03; collateral valued at
               $408,003....................................................       400,000
   600,000   Agreement with UBS Warburg, 1.980% dated 09/30/02 to be
               repurchased at $600,033 on 10/01/02 collateralized by:
               $486,019 FNMA, 5.000%-7.000% due 12/01/13-05/01/32; $125,983
               FHLMC, 7.000% due 10/01/31-05/01/32; collateral valued at
               $612,002....................................................       600,000
   500,000   Agreement with UBS Warburg, 2.000% dated 09/30/02 to be
               repurchased at $500,028 on 10/01/02 collateralized by:
               $372,459 FNMA, 5.000%-7.000% due 09/01/17-06/01/32; $137,541
               FHLMC, 6.000%-7.000% due 04/01/29-04/01/30; collateral
               valued at $510,001..........................................       500,000
                                                                              -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $6,884,397)...........................................     6,884,397
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $66,807,280*)...............................   100.6%    $66,807,280
                                                                              -----------
             REVERSE REPURCHASE AGREEMENT -- (0.4)%
               (Cost ($282,781))
$ (282,781)  Agreement with Lehman Brothers Inc., 1.570% dated
               09/30/02 to be repurchased at $283,163 on 10/30/02
               collateralized by: $128,302 FNMA, 4.375% due
               09/15/12; $103,100 FHLMC, 5.000% due 05/15/04;
               $53,557 TVA, due 12/15/17; $3,424 RFCO Treasury
               Strips, due 01/15/10; collateral valued at
               $288,384@@........................................    (0.4)%      (282,781)
                                                                              -----------
             OTHER ASSETS AND
               LIABILITIES (NET).................................    (0.2)%
             Receivable for Fund shares sold...............................   $       988
             Interest receivable...........................................       151,621
             Payable for Fund shares redeemed..............................        (1,044)
             Investment advisory fee payable...............................        (6,925)
             Administration fee payable....................................        (3,839)
             Shareholder servicing and distribution fees payable...........       (12,211)
             Due to custodian..............................................            (8)
             Distributions payable.........................................       (82,098)
             Payable for investment securities purchased...................      (184,982)
             Accrued Trustees' fees and expenses...........................          (410)
             Accrued expenses and other liabilities........................        (6,111)
                                                                              -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)...........................................      (145,019)
                                                                              -----------
             NET ASSETS..........................................   100.0%    $66,379,480
                                                                              ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment income...........................   $        55
             Accumulated net realized loss on investments sold.............          (143)
             Paid-in capital...............................................    66,379,568
                                                                              -----------
             NET ASSETS....................................................   $66,379,480
                                                                              ===========


                                                                                 VALUE
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($27,076,162,515 / 27,076,356,978 shares outstanding).........         $1.00
                                                                              ===========
             TRUST CLASS SHARES:
             ($5,252,584,000 / 5,252,780,876 shares outstanding)...........         $1.00
                                                                              ===========
             INSTITUTIONAL SHARES:
             ($3,769,971,524 / 3,769,959,843 shares outstanding)...........         $1.00
                                                                              ===========
             LIQUIDITY CLASS SHARES:
             ($1,468,819,257 / 1,468,739,702 shares outstanding)...........         $1.00
                                                                              ===========
             ADVISER CLASS SHARES:
             ($6,819,849,234 / 6,820,281,921 shares outstanding)...........         $1.00
                                                                              ===========
             INVESTOR CLASS SHARES:
             ($4,491,949,553 / 4,492,537,888 shares outstanding)...........         $1.00
                                                                              ===========
             MARKET CLASS SHARES:
             ($3,719,762,882 / 3,719,594,624 shares outstanding)...........         $1.00
                                                                              ===========
             DAILY CLASS SHARES:
             ($12,320,108,747 / 12,320,286,420 shares outstanding).........         $1.00
                                                                              ===========
             SERVICE CLASS SHARES:
             ($972,735,742 / 972,725,674 shares outstanding)...............         $1.00
                                                                              ===========
             INVESTOR A SHARES:
             ($410,876,430 / 410,946,931 shares outstanding)...............         $1.00
                                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)





                                                                                 VALUE
------------------------------------------------------------------------------------------
             INVESTOR B SHARES:
             ($51,728,421 / 51,726,906 shares outstanding).................         $1.00
                                                                              ===========
             INVESTOR C SHARES:
             ($4,182,303 / 4,182,206 shares outstanding)...................         $1.00
                                                                              ===========
             MARSICO SHARES:
             ($20,749,315 / 20,747,356 shares outstanding).................         $1.00
                                                                              ===========

---------------

 *Aggregate cost for federal tax purposes.

 &Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2002.

&&Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

@@Restricted Security (see Note 5).

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyer

 +Amount represents less than 0.1%.

++Security segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.8%
            ASSET-BACKED -- OTHER -- 0.8%
$ 50,000    Permanent Financing plc, Series 1, Class 1A,
              1.790%& 10/10/02&&..........................................   $    50,000
  50,000    Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
              1.955%& 03/15/03............................................        50,036
                                                                             -----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $100,036).............................................       100,036
                                                                             -----------
            BANK OBLIGATIONS -- 28.3%
            BANK NOTES -- 1.6%
 100,000    American Express Centurion Bank
              1.800%& 10/17/02&&..........................................       100,000
  50,000    Branch Banking & Trust
              1.794%& 10/24/02&&..........................................        50,000
  47,000    Key Bank, N.A.
              1.840%& 10/03/02&&..........................................        47,002
                                                                             -----------
                                                                                 197,002
                                                                             -----------
            CERTIFICATES OF DEPOSIT -- EURO -- 2.0%
  50,000    Credit Agricole Indosuez
              1.880% 12/23/02.............................................        50,010
            Landesbank Hessen-Thueringen Girozentrale
  50,000      2.050% 10/22/02.............................................        50,000
  50,000      2.050% 12/23/02.............................................        50,000
  50,000    Lloyds TSB Bank plc
              2.170% 12/31/02.............................................        50,001
  50,000    Royal Bank of Canada
              2.070% 12/31/02.............................................        50,000
                                                                             -----------
                                                                                 250,011
                                                                             -----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 19.7%
 100,000    Abbey National plc
              1.785%& 10/02/02&&..........................................        99,970
  50,000    Abbey National Treasury Services plc
              2.550% 11/12/02.............................................        49,999
 150,000    Barclays Bank plc, (New York)
              1.800%& 10/01/02&&..........................................       149,972
  25,000    Bayerische Hypotheken und Vereinsbank AG, (New York)
              2.510% 12/23/02.............................................        24,998
            Bayerische Landesbank Girozentrale, (New York)
  50,000      1.710%& 10/07/02&&..........................................        49,995
  50,000      1.720%& 10/09/02&&..........................................        49,987
 100,000      1.730%& 10/21/02&&..........................................        99,977
  75,000      2.425% 11/25/02.............................................        75,000
  45,000    BNP Paribas, (New York)
              1.700% 08/11/03#............................................        44,945
            Canadian Imperial Bank of Commerce, (New York)
 100,000      1.738%& 10/14/02&&..........................................        99,993
 100,000      2.000% 11/01/02.............................................       100,000
  50,000      2.160% 12/31/02.............................................        50,000
  50,000      1.838% 09/12/03.............................................        49,991

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
            Credit Agricole Indosuez, (New York)
$100,000      3.640% 10/07/02.............................................   $   100,000
  25,000      2.400% 11/26/02.............................................        25,000
  15,000      2.980% 04/16/03.............................................        14,998
  45,000    Credit Suisse First Boston, (New York)
              1.910% 09/12/03.............................................        45,000
            Danske Bank (New York)
  75,000      2.370% 12/12/02.............................................        75,006
  25,000      1.960% 10/10/03.............................................        25,000
            Deutsche Bank, (New York)
  50,000      2.030% 12/31/02.............................................        50,000
 100,000      1.960% 10/06/03.............................................       100,000
  25,000    Dexia Bank, (New York)
              2.505% 06/06/03.............................................        24,996
  75,000    Dresdner Bank, (New York)
              1.791%& 10/02/02............................................        74,992
 100,000    Landesbank Hessen-Thueringen Girozentrale, (New York)
              1.711%& 10/26/02&&..........................................        99,971
            Rabobank Nederland NV, (New York)
  50,000      1.720%& 10/12/02&&..........................................        49,987
 100,000      2.500% 04/30/03.............................................        99,994
  50,000      2.510% 06/06/03.............................................        49,993
 100,000    Societe Generale, (New York)
              1.726%& 10/14/02&&..........................................        99,990
  50,000    Svenska Handelsbanken, (New York)
              1.970% 10/10/03.............................................        50,005
            Toronto Dominion Bank, (New York)
  75,000      2.060% 12/31/02#............................................        75,011
  75,000      2.300% 12/31/02.............................................        74,998
 200,000      1.745% 08/12/03#............................................       199,990
 100,000      1.855% 08/20/03.............................................        99,987
  90,000      1.860% 08/27/03.............................................        89,992
  50,000    United Bank of Switzerland AG, (Stamford Connecticut)
              2.615% 06/17/03.............................................        49,995
                                                                             -----------
                                                                               2,519,732
                                                                             -----------
            PROMISSORY NOTES -- 0.9%
            Goldman Sachs Group Inc.
  50,000      1.910%& 10/01/02&&@@........................................        50,000
  20,000      1.864%& 10/19/02&&@@........................................        20,000
  50,000      2.070% 12/09/02@@...........................................        50,000
                                                                             -----------
                                                                                 120,000
                                                                             -----------
            TIME DEPOSITS -- EURO -- 4.1%
 200,000    ABN AMRO Inc.,
              1.906% 10/01/02.............................................       200,000
 314,691    Societe Generale,
              2.000% 10/01/02.............................................       314,691
                                                                             -----------
                                                                                 514,691
                                                                             -----------
            TOTAL BANK OBLIGATIONS
              (Cost $3,601,436)...........................................     3,601,436
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS -- 53.0%
            COMMERCIAL PAPER -- 43.7%
            Amstel Funding Corporation
$100,000      Discount note 10/10/02#.....................................   $    99,947
  25,000      1.800% 10/16/02#............................................        24,981
  75,000      Discount note 10/21/02#.....................................        74,919
  25,000      Discount note 11/13/02#.....................................        24,947
  25,000      1.790% 11/14/02#............................................        24,945
  50,000      Discount note 12/18/02#.....................................        49,803
 110,000    Aspen Funding Corporation
              1.770% 10/30/02#............................................       109,843
            Atlantis One Funding
  60,137      1.770% 10/31/02#............................................        60,048
  51,836      Discount note 11/13/02#.....................................        51,726
 100,000      Discount note 11/15/02#.....................................        99,779
  50,000    Blue Ridge Asset Funding
              1.760% 11/15/02#............................................        49,890
            Charta Corporation
  85,000      1.760% 10/16/02#............................................        84,938
  75,000      1.700% 11/07/02#............................................        74,869
            Compass Securitization LLC
  41,115      1.720% 10/09/02#............................................        41,099
  50,000      1.790% 10/21/02#............................................        49,950
  50,000      Discount note 10/22/02#.....................................        49,948
  50,000    CXC LLC
              1.750% 03/14/03#............................................        49,601
  63,935    Delaware Funding Corporation
              1.770% 10/24/02#............................................        63,863
            Edison Asset Securitization LLC
  50,000      Discount note 10/11/02#.....................................        49,974
  35,000      1.760% 11/14/02#............................................        34,925
  35,000      Discount note 11/18/02#.....................................        34,918
  50,000      Discount note 12/12/02#.....................................        49,824
  75,000    Eiffel Funding LLC
              2.000% 10/01/02#............................................        75,000
  56,626    Fairway Finance Corporation
              Discount note 10/24/02#.....................................        56,562
  50,000    Falcon Asset Securitization Corporation
              Discount note 10/22/02#.....................................        49,948
            Four Winds Funding LLC
  50,000      2.000% 10/01/02#............................................        50,000
  30,000      1.790% 10/15/02#............................................        29,979
 100,000      1.800% 10/18/02#............................................        99,915
  75,000      Discount note 10/22/02#.....................................        74,911
            Galaxy Funding Inc.
  75,000      Discount note 10/16/02#.....................................        74,945
  50,000      1.770% 11/15/02#............................................        49,889
 130,000      1.760% 12/16/02#............................................       129,516
            Gemini Securitization Corporation
  50,146      1.720% 10/07/02#............................................        50,132
  50,000      1.770% 10/24/02#............................................        49,943
  30,000      Discount note 10/31/02#.....................................        29,956
            General Electric Capital Corporation
  50,000      Discount note 10/17/02......................................        49,954
  50,000      Discount note 10/24/02......................................        49,944
  50,000      Discount note 10/24/02......................................        49,944
 100,000      Discount note 12/16/02#.....................................        99,628
 100,000      Discount note 12/16/02......................................        99,628

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            General Electric Capital International Funding
$100,000      1.720% 10/10/02#............................................   $    99,957
  50,000      Discount note 10/22/02#.....................................        49,942
  50,000      1.810% 11/13/02#............................................        49,892
  80,000    General Electric Capital Services
              .000% 10/10/02..............................................        79,966
            GIRO Balanced Funding Corporation
  25,000      1.780% 10/17/02#............................................        24,980
  30,000      1.780% 10/23/02#............................................        29,967
  46,522      1.770% 12/16/02#............................................        46,348
  50,000      1.770% 12/18/02#............................................        49,808
  56,602      1.750% 02/21/03#............................................        56,209
            GIRO Funding US Corporation
  49,001      2.000% 10/01/02#............................................        49,001
  51,199      Discount note 10/21/02#.....................................        51,149
  50,361      1.760% 11/12/02#............................................        50,258
  61,368      1.760% 12/10/02#............................................        61,158
 100,000    Greyhawk Funding LLC
              Discount note 11/15/02#.....................................        99,780
  90,000    HBOS Treasury Services plc
              Discount note 10/30/02#.....................................        89,872
            Jupiter Securitization Corporation
  50,000      1.770% 10/25/02#............................................        49,941
  50,000      1.770% 10/28/02#............................................        49,934
            Market Street Funding Corporation
  54,326      1.780% 10/15/02#............................................        54,288
  78,325      1.780% 10/18/02#............................................        78,259
 125,219      1.770% 10/23/02#............................................       125,084
  50,000      1.770% 10/30/02#............................................        49,929
  50,000    Merck & Company Inc.
              1.771%& 10/25/02&&..........................................        50,000
            MOAT Funding LLC
 100,000      Discount note 10/15/02#.....................................        99,917
  25,000      1.780% 11/15/02#............................................        24,944
  45,000    Mont Blanc Capital Corporation
              1.770% 10/24/02#............................................        44,949
  50,000    Montauk Funding Corporation
              Discount note 10/16/02#.....................................        49,963
            Moriarty LLC
  25,000      Discount note 10/21/02#.....................................        24,975
  25,000      1.770% 03/17/03#............................................        24,795
            Paradigm Funding LLC
  50,000      2.030% 10/01/02#............................................        50,000
 104,000      1.770% 10/08/02#............................................       103,964
  23,000      1.770% 10/16/02#............................................        22,983
  40,000      1.770% 11/13/02#............................................        39,915
  42,432    Park Avenue Receivables Corporation
              1.770% 10/25/02#............................................        42,382
            Pennine Funding LLC
  80,000      Discount note 10/22/02#.....................................        79,907
  75,000      Discount note 10/23/02......................................        74,919
  50,000      1.780% 10/29/02#............................................        49,931
  50,000      Discount note 11/15/02#.....................................        49,890
  43,000      1.750% 12/10/02#............................................        42,854
  25,000      1.760% 12/16/02#............................................        24,907
  50,000    Preferred Receivables Funding
              Discount note 10/28/02#.....................................        49,934

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$ 85,000    Public Square Funding LLC
              2.000% 10/01/02#............................................   $    85,000
            Sigma Finance Inc.
  25,000      1.805%& 10/01/02&&#.........................................        24,998
 115,500      1.820%& 10/01/02&&#.........................................       115,500
  25,000      1.805%& 05/30/03&&#.........................................        24,998
            Silver Tower US Funding
  50,000      Discount note 10/09/02#.....................................        49,981
  50,000      Discount note 11/15/02#.....................................        49,889
 100,000      Discount note 12/16/02#.....................................        99,626
            Surrey Funding Corporation
  73,109      1.710% 10/09/02#............................................        73,081
  30,000      1.780% 10/15/02#............................................        29,979
 100,000    Thames Asset Global Securitization
              1.780% 10/21/02#............................................        99,901
            Trident Capital Finance
  50,000      Discount note 10/02/02#.....................................        49,998
  50,000      1.780% 10/23/02#............................................        49,946
 125,000      1.790% 10/24/02#............................................       124,859
                                                                             -----------
                                                                               5,549,138
                                                                             -----------
            CORPORATE BONDS AND NOTES -- 9.3%
   7,895    Acton Assisted Living
              1.930%& 10/02/02&&..........................................         7,895
  35,000    American Honda Finance Corporation
              1.770%& 11/20/02##..........................................        35,000
  50,000    Beta Finance Inc.
              1.830%& 10/01/02&&..........................................        50,000
  60,000    CC (USA) Inc.
              2.350% 11/22/02#............................................        60,007
            General Electric Capital Corporation
  20,000      2.200%& 10/01/02&&..........................................        20,023
 150,000      1.770%& 12/19/02#...........................................       150,000
  32,000      6.267% 07/23/03.............................................        33,164
  85,000    Heller Financial, Inc.
              2.040%& 11/25/02&&#.........................................        85,044
  25,000    K2 (USA) LLC
              1.810%& 10/08/02&&#.........................................        25,000
            Links Finance LLC
  50,000      1.794%& 10/25/02&&..........................................        50,000
 100,000      2.400% 12/17/02.............................................       100,006
 100,000    Morgan Stanley Dean Witter and Company
              1.923%& 10/15/02&&..........................................       100,000
  50,000    Northern Rock plc
              1.843%& 10/14/02&&..........................................        50,000
   7,700    Schlitz Park Associates II LP
              1.850%& 10/01/02&&..........................................         7,700
            Sigma Finance, Inc.
  30,000      1.855%& 10/01/02&&#.........................................        30,000
  60,000      2.300% 06/26/03#............................................        60,000
 101,000    SMM Trust 2001-M
              1.819%& 12/13/02............................................       101,000
  50,000    SMM Trust 2002-H
              1.830%& 12/23/02&&..........................................        50,000
 100,000    Toyota Motor Credit Corporation
              1.785%& 10/24/02&&..........................................        99,998

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
$ 20,000    US Bank NA, (Minnesota)
              1.970%& 12/18/02............................................   $    20,008
  50,000    USA Education, Inc.
              1.866%& 12/16/02............................................        49,999
                                                                             -----------
                                                                               1,184,844
                                                                             -----------
            TOTAL CORPORATE OBLIGATIONS
              (Cost $6,733,982)...........................................     6,733,982
                                                                             -----------
            EXTENDABLE COMMERCIAL NOTES -- 3.7%
  50,000    Citibank Credit Card Master Trust I,
              Discount note 11/12/02#.....................................        49,900
 100,000    Citibank Credit Card Master Trust I,
              Discount note 11/18/02#.....................................        99,764
 100,000    Citibank Credit Card Master Trust I,
              Discount note 12/12/02#.....................................        99,646
  25,000    Citibank Credit Card Master Trust I,
              Discount note 12/16/02#.....................................        24,906
  50,000    Citibank Credit Card Master Trust I,
              Discount note 12/17/02#.....................................        49,811
  50,000    Discover Card Master Trust I, Series 2000-A,
              Discount note 11/13/02#.....................................        49,894
 100,000    Discover Card Master Trust I, Series 2000-A,
              Discount note 12/06/02#.....................................        99,676
                                                                             -----------
            TOTAL EXTENDABLE COMMERCIAL NOTES
              (Cost $473,597).............................................       473,597
                                                                             -----------
            MUNICIPAL BONDS AND NOTES -- 0.7%
            NEW YORK -- 0.7%
  47,902    New York, New York GO, Series 2001A-9, (FGIC Insured, FGIC
              SBPA),
              1.750%& 10/02/02&&..........................................        47,902
  40,000    New York, New York Transitional Finance Authority Revenue,
              BAN, Series 2002-5,
              3.000% 02/26/03.............................................        40,082
                                                                             -----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $87,984)..............................................        87,984
                                                                             -----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 8.5%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.3%
  40,000      1.750% 09/03/03.............................................        39,993
                                                                             -----------
            FEDERAL HOME LOAN BANK (FHLB) -- 1.7%
 100,000      1.740%& 10/01/02&&..........................................        99,943
 100,000      1.675%& 10/24/02&&..........................................        99,976
  14,115      6.875% 08/15/03.............................................        14,725
                                                                             -----------
                                                                                 214,644
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.9%
$ 50,000      Discount note 06/30/03......................................   $    49,290
  65,700      5.750% 07/15/03.............................................        67,716
                                                                             -----------
                                                                                 117,006
                                                                             -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 0.1%
  12,900      4.625% 05/15/03.............................................        13,121
                                                                             -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 4.1%
 150,000      1.770%& 10/01/02&&..........................................       149,941
 100,000      1.770%& 10/01/02&&..........................................        99,980
 100,000      1.920% 12/27/02.............................................        99,536
 129,122      Discount note 04/04/03......................................       127,563
  20,813      Discount note 06/27/03......................................        20,521
  17,500      4.000% 08/15/03.............................................        17,826
                                                                             -----------
                                                                                 515,367
                                                                             -----------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 1.4%
 100,000      1.730%& 10/01/02&&..........................................        99,983
  29,830      Discount note 01/27/03......................................        29,623
  50,000      2.250% 07/02/03.............................................        49,993
                                                                             -----------
                                                                                 179,599
                                                                             -----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $1,079,730)...........................................     1,079,730
                                                                             -----------
            REPURCHASE AGREEMENTS -- 5.5%
 100,000    Agreement with Bear Stearns and Company, Inc., 1.970% dated
              09/30/02 to be purchased at $100,005 on 10/01/02
              collateralized by: $102,988 FHLMC, 4.125% due 01/14/05;
              collateral valued at $102,988...............................       100,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$200,000    Agreement with Goldman Sachs and Company, 2.000% to be
              repurchased at $200,011 on 10/01/02 collateralized by:
              $157,976 Various Commercial Paper, 0.000%-1.980% due
              10/03/02-03/26/03; $14,100 Jupiter Securitization
              Corporation Commercial Paper, 1.810% due 10/25/02; $7,434
              Abbey National LLC Commercial Paper, 1.760% due 10/17/02-
              12/10/02; $7,418 Kitty Hawk Funding Corporation Commercial
              Paper, due 10/04/02-11/13/02; $4,479 Amstel Funding
              Corporation Commercial Paper, 1.850%-2.070% due
              10/15/02-12/16/02; $3,144 Toyota Motor Credit Corporation
              Commercial Paper, 1.740%-1.770% due 10/18/02-10/21/02;
              $2,694 Barton Capital Corporation Commercial Paper, due
              10/09/02-10/11/02; $2,400 Fountain Square Commercial Funding
              Corporation Commercial Paper, due 10/28/02-10/29/02; $354
              Enterprise Funding Corporation Commercial Paper, due
              11/20/02; collateral valued at $200,000.....................   $   200,000
 100,000    Agreement with J.P. Morgan Securities Inc., 2.000% dated
              09/30/02 to be repurchased at $100,006 on 10/01/02
              collateralized by: $30,656 Bunge Asset Funding Corporation
              Commercial Paper, 1.880% due 11/05/02; $29,303 Bristol-Myers
              Squibb Company Commercial Paper, 1.750% due 10/08/02;
              $25,039 Black Forest Corporation Commercial Paper, 1.870%
              due 11/04/02; $17,004 Atlantic Asset Securitization
              Corporation Commercial Paper, 1.820% due 10/17/02;
              collateral valued at $102,003...............................       100,000
 100,000    Agreement with Salomon Smith Barney Inc., 1.970% dated
              09/30/02 to be repurchased at $100,005 on 10/01/02
              collateralized by: $56,202 FNMA, 5.500%-6.500% due
              01/01/14-06/01/32; $43,866 FHLMC, 6.000%-8.000% due
              05/01/21-05/01/31; collateral valued at $100,068............       100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$200,000    Agreement with UBS Warburg, 1.970% dated 09/30/02 to be
              repurchased at $200,011 on 10/01/02 collateralized by:
              $200,001 FNMA, due 01/10/03-03/07/03;
              collateral valued at $204,001...............................   $   200,000
                                                                             -----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $700,000).............................................       700,000
                                                                             -----------
            TOTAL INVESTMENTS
              (Cost $12,776,765*)...............................     100.5%   12,776,765
                                                                             -----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.5)%
            Interest receivable...........................................   $    28,220
            Payable for Fund shares redeemed..............................            (1)
            Investment advisory fee payable...............................        (1,340)
            Administration fee payable....................................          (715)
            Shareholder servicing and distribution fees payable...........          (919)
            Distributions payable.........................................       (17,517)
            Payable for investment securities purchased...................       (74,992)
            Accrued Trustees' fees and expenses...........................           (61)
            Accrued expenses and other liabilities........................        (1,439)
                                                                             -----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................       (68,764)
                                                                             -----------
            NET ASSETS..........................................     100.0%  $12,708,001
                                                                             ===========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on investments sold.............   $      (149)
            Paid-in capital...............................................    12,708,150
                                                                             -----------
            NET ASSETS....................................................   $12,708,001
                                                                             ===========


                                                                                VALUE
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($9,355,522,679 / 9,355,917,997 shares outstanding)...........         $1.00
                                                                             ===========
            TRUST CLASS SHARES:
            ($428,984,613 / 429,092,825 shares outstanding)...............         $1.00
                                                                             ===========
            INSTITUTIONAL SHARES:
            ($294,861,964 / 294,838,281 shares outstanding)...............         $1.00
                                                                             ===========
            LIQUIDITY CLASS SHARES:
            ($441,922,234 / 441,869,328 shares outstanding)...............         $1.00
                                                                             ===========
            ADVISER CLASS SHARES:
            ($675,805,771 / 675,752,105 shares outstanding)...............         $1.00
                                                                             ===========
            INVESTOR CLASS SHARES:
            ($45,148,433 / 45,129,990 shares outstanding).................         $1.00
                                                                             ===========
            MARKET CLASS SHARES:
            ($1,314,631,508 / 1,314,500,010 shares outstanding)...........         $1.00
                                                                             ===========
            DAILY CLASS SHARES:
            ($4,966,905 / 4,965,390 shares outstanding)...................         $1.00
                                                                             ===========
            SERVICE CLASS SHARES:
            ($130,242,324 / 130,211,716 shares outstanding)...............         $1.00
                                                                             ===========
            INVESTOR B SHARES:
            ($14,180,102 / 14,179,609 shares outstanding).................         $1.00
                                                                             ===========
            INVESTOR C SHARES:
            ($1,734,780 / 1,734,753 shares outstanding)...................         $1.00
                                                                             ===========

---------------

 *Aggregate cost for federal tax purposes.

 &Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2002.

&&Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

@@Restricted Security (see Note 5).

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS -- 30.8%
             U.S. TREASURY BILLS -- 10.2%
$  400,000     Discount note 10/03/02......................................   $   399,962
   300,000     Discount note 10/24/02......................................       299,701
    30,000     Discount note 10/31/02......................................        29,953
   100,000     Discount note 11/07/02......................................        99,809
   200,000     Discount note 12/26/02......................................       199,154
   100,000     Discount note 01/16/03......................................        99,490
                                                                              -----------
                                                                                1,128,069
                                                                              -----------
             U.S. TREASURY NOTES -- 20.6%
   140,000     5.750% 10/31/02.............................................       140,394
   235,000     5.625% 11/30/02.............................................       236,367
   170,000     4.750% 01/31/03.............................................       171,360
   250,000     5.500% 01/31/03.............................................       252,672
   100,000     5.500% 02/28/03.............................................       101,461
   150,000     5.500% 03/31/03.............................................       152,416
   200,000     4.000% 04/30/03.............................................       201,973
   250,000     5.750% 04/30/03.............................................       255,056
    35,000     4.250% 05/31/03.............................................        35,448
   150,000     3.875% 06/30/03.............................................       151,882
    25,000     5.375% 06/30/03.............................................        25,553
    75,000     3.875% 07/31/03.............................................        76,154
   125,000     5.250% 08/15/03.............................................       128,785
   100,000     5.750% 08/15/03.............................................       103,434
   250,000     2.750% 09/30/03.............................................       252,322
                                                                              -----------
                                                                                2,285,277
                                                                              -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $3,413,346)...........................................     3,413,346
                                                                              -----------
             REPURCHASE AGREEMENTS -- 69.1%
   420,000   Agreement with ABN AMRO Inc.,
               1.860% dated 09/30/02 to be repurchased at $420,022 on
               10/01/02 collateralized by: $264,776 U.S. Treasury Strips,
               Principal Only, due 05/15/18-11/15/27; $94,935 U.S. Treasury
               Notes, 3.375%-3.875% due 01/15/07-01/15/11; $52,465 U.S.
               Treasury Strips, Interest Only, due 05/15/09-08/15/15;
               $7,825 U.S. Treasury Bonds, 3.625% due 04/15/28; collateral
               valued at $420,001..........................................       420,000
   400,000   Agreement with Banque Nationale De Paris, 1.900% dated
               09/30/02 to be repurchased at $400,021 on 10/01/02
               collateralized by: $352,364 U.S. Treasury Notes,
               3.250%-7.500% due 12/31/03-05/15/08; $47,636 U.S. Treasury
               Bills, due 03/27/03; collateral valued at $400,000..........       400,000

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  800,000   Agreement with Bear Stearns and Company, Inc., 1.900% dated
               09/30/02 to be repurchased at $800,042 on 10/01/02
               collateralized by: $443,409 U.S. Treasury Strips, Principal
               Only, 3.500%-12.000% due 02/15/03-08/15/29; $375,640 U.S.
               Treasury Strips, Interest Only, due 11/15/02-02/15/31;
               collateral valued at $819,049...............................   $   800,000
    83,142   Agreement with Credit Suisse First Boston Corporation, 1.500%
               dated 09/30/02 to be repurchased at $83,145 on 10/01/02
               collateralized by: $84,810 U.S. Treasury Notes, 2.875% due
               06/30/04; collateral valued at $84,810......................        83,142
   300,000   Agreement with Credit Suisse First Boston Corporation, 1.930%
               dated 09/30/02 to be repurchased at $300,016 on 10/01/02
               collateralized by: $284,922 GNMA II, 5.000%-8.000% due
               05/15/03-07/15/42; $21,083 GNMA I, 5.500%-8.000% due
               03/20/32-09/20/32; collateral valued at $603,005............       300,000
   100,000   Agreement with Dresdner Kleinworth, 1.650% dated 09/30/02 to be repurchased at $100,005 on 10/01/02 collateralized by:
               $102,002 U.S. Treasury Bonds, 7.500% due 11/15/16;
               collateral valued at $102,002...............................       100,000
   400,000   Agreement with Dresdner Kleinworth, 1.700% dated 09/30/02 to be repurchased at $400,019 on 10/01/02 collateralized by:
               $2,525 U.S. Treasury Notes, 3.625% due 01/15/08; $797 U.S.
               Treasury Bonds, 7.500% due 11/15/16; collateral valued at
               $408,006....................................................       400,000
   200,000   Agreement with First Union Securities, Inc., 1.950% dated
               09/30/02 to be repurchased at $200,011 on 10/01/02
               collateralized by: $147,709 GNMA I, 5.000%-10.000% due
               09/15/13-02/15/39; $52,291 GNMA II, 5.250%-7.500% due
               04/20/26-09/20/32; collateral valued at $200,000............       200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  500,000   Agreement with Goldman Sachs and Company, 1.8264% dated
               09/30/02 to be repurchased at $500,025 on 10/01/02
               collateralized by: $380,383 U.S. Treasury Bonds, 11.250% due
               02/15/15; $119,619 U.S. Treasury Bills, due 12/05/02;
               collateral valued at $500,002...............................   $   500,000
   400,000   Agreement with Greenwich Capital Markets Inc., 1.900% dated
               09/30/02 to be repurchased at $400,021 on 10/01/02
               collateralized by: $408,002 U.S. Treasury Bonds,
               6.120%-7.500% due 11/15/16-08/15/29; collateral valued at
               $408,002....................................................       400,000
   450,000   Agreement with Morgan Stanley Dean Witter and Company, 1.7889%
               dated 09/30/02 to be repurchased at $450,022 on 10/01/02
               collateralized by: $450,000 U.S. Treasury Strips, Interest
               Only, due 05/15/06-11/15/12; collateral valued at
               $450,000....................................................       450,000
 1,500,000   Agreement with Salomon Smith Barney Inc., 1.900% dated
               09/30/02 to be repurchased at $1,500,079 on 10/01/02
               collateralized by: $861,478 U.S. Treasury Notes,
               3.625%-6.750% due 03/31/04-05/15/08; $639,825 U.S. Treasury
               Bonds, 8.125%-10.625% due 08/15/15-08/15/20; collateral
               valued at $1,501,303........................................     1,500,000
 1,000,000   Agreement with Salomon Smith Barney Inc., 1.930% dated
               09/30/02 to be repurchased at $1,000,054 on 10/01/02
               collateralized by: $599,122 GNMAI, 5.500%-8.000% due
               12/15/05-09/15/32; $400,878 GNMA II, 4.500%-8.500% due
               05/20/28-03/20/32; collateral valued at $1,000,000..........     1,000,000
   800,000   Agreement with UBS Warburg, 1.900% dated 09/30/02 to be
               repurchased at $800,042 on 10/01/02 collateralized by:
               $513,800 U.S. Treasury Notes, 2.875%-3.250% due 05/31/04-
               06/30/04; $302,202 U.S. Treasury Bills, due
               10/03/02-12/05/02; collateral valued at $816,002............       800,000

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  300,000   Agreement with UBS Warburg, 1.950% dated 09/30/02 to be
               repurchased at $300,016 on 10/01/02 collateralized by:
               $245,814 GNMA II, 5.375%-8.500% due 04/20/23-09/20/32;
               $60,188 GNMA I, 7.500% due 03/15/28; collateral valued at
               $306,002....................................................   $   300,000
                                                                              -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $7,653,142)...........................................     7,653,142
                                                                              -----------
             TOTAL INVESTMENTS
               (Cost $11,066,488*)...............................    99.9%     11,066,488
                                                                              -----------
             OTHER ASSETS AND
               LIABILITIES (NET).................................     0.1%
             Interest receivable...........................................   $    26,134
             Investment advisory fee payable...............................          (997)
             Administration fee payable....................................          (524)
             Shareholder servicing and distribution fees payable...........        (2,405)
             Distributions payable.........................................       (10,608)
             Accrued Trustees' fees and expenses...........................          (282)
             Accrued expenses and other liabilities........................          (738)
                                                                              -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)...........................................        10,580
                                                                              -----------
             NET ASSETS..........................................   100.0%    $11,077,068
                                                                              ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment income...........................   $        70
             Accumulated net realized loss on investments sold.............           (49)
             Paid-in capital...............................................    11,077,047
                                                                              -----------
             NET ASSETS....................................................   $11,077,068
                                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)





                                                                                 VALUE
------------------------------------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($1,854,732,284 / 1,854,989,522 shares outstanding)...........         $1.00
                                                                              ===========
             TRUST CLASS SHARES:
             ($829,830,490 / 830,186,207 shares outstanding)...............         $1.00
                                                                              ===========
             INSTITUTIONAL SHARES:
             ($562,483,808 / 562,491,087 shares outstanding)...............         $1.00
                                                                              ===========
             LIQUIDITY CLASS SHARES:
             ($392,626,195 / 392,636,731 shares outstanding)...............         $1.00
                                                                              ===========
             ADVISER CLASS SHARES:
             ($2,965,785,141 / 2,966,263,824 shares outstanding)...........         $1.00
                                                                              ===========
             INVESTOR CLASS SHARES:
             ($782,960,800 / 783,245,817 shares outstanding)...............         $1.00
                                                                              ===========
             MARKET CLASS SHARES:
             ($1,410,463,343 / 1,410,500,010 shares outstanding)...........         $1.00
                                                                              ===========
             DAILY CLASS SHARES:
             ($1,119,175,054 / 1,119,348,925 shares outstanding)...........         $1.00
                                                                              ===========
             SERVICE CLASS SHARES:
             ($275,446,128 / 275,460,352 shares outstanding)...............         $1.00
                                                                              ===========
             INVESTOR A SHARES:
             ($883,012,821 / 883,584,537 shares outstanding)...............         $1.00
                                                                              ===========
             INVESTOR B SHARES:
             ($552,013 / 552,008 shares outstanding).......................         $1.00
                                                                              ===========
             INVESTOR C SHARES:
             ($10 / 10 shares outstanding).................................         $1.00
                                                                              ===========

---------------

* Aggregate cost for federal tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Government Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 99.9%
            FEDERAL FARM CREDIT BANK (FFCB) -- 21.3%
$100,000      1.685%& 10/01/02&&..........................................   $   99,970
  60,000      1.750%& 10/01/02&&..........................................       60,000
 100,000      1.760%& 10/01/02&&..........................................       99,976
 200,000      1.765%& 10/01/02&&..........................................      199,923
 100,000      1.765%& 10/01/02&&..........................................       99,961
  75,000      2.200% 10/01/02.............................................       75,000
   5,453      Discount note 10/04/02......................................        5,452
  50,000      1.710%& 10/10/02&&..........................................       49,992
 100,000      1.700%& 10/29/02&&..........................................       99,972
  35,000      1.700% 12/02/02.............................................       34,998
  14,755      2.300% 12/03/02.............................................       14,749
  15,000      1.730% 01/02/03.............................................       14,996
   5,000      5.000% 02/03/03.............................................        5,039
 100,000      1.720% 03/03/03.............................................       99,992
  33,000      2.300% 03/03/03.............................................       33,020
  10,000      2.950% 04/01/03.............................................        9,999
                                                                             ----------
                                                                              1,003,039
                                                                             ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 77.7%
 100,000      1.720%& 10/01/02&&..........................................       99,976
 300,000      1.730%& 10/01/02&&..........................................      299,942
 100,000      1.740%& 10/01/02&&..........................................       99,993
 100,000      1.755%& 10/01/02&&..........................................       99,957
   5,000      Discount note 10/02/02......................................        5,000
 100,000      1.690%& 10/02/02&&..........................................       99,972
   1,000      5.550% 10/02/02.............................................        1,000
   6,032      Discount note 10/04/02......................................        6,031
 180,902      Discount note 10/09/02......................................      180,833
   4,000      4.640% 10/09/02.............................................        4,002
 243,671      1.740% 10/11/02.............................................      243,555
 135,000      1.698%& 10/14/02&&..........................................      134,964
   5,575      Discount note 10/15/02......................................        5,570
 287,500      1.680%& 10/21/02&&..........................................      287,433
 200,000      1.690%& 10/21/02&&..........................................      199,940
  35,000      Discount note 10/22/02......................................       34,966
  24,925      Discount note 10/23/02......................................       24,900
  95,000      1.673%& 10/23/02&&..........................................       94,991
 163,545      Discount note 10/25/02......................................      163,360
  47,926      Discount note 10/30/02......................................       47,862
  50,000      1.650%& 10/30/02&&..........................................       49,983
   2,500      6.030% 11/06/02.............................................        2,509
  50,000      1.590%& 11/14/02&&..........................................       49,985
  25,000      6.250% 11/15/02.............................................       25,127
  35,000      6.375% 11/15/02.............................................       35,179
  20,000      6.375% 11/15/02.............................................       20,101
 100,000      1.608%& 11/19/02&&..........................................       99,985
 125,000      Discount note 11/20/02......................................      124,710
   2,230      5.380% 11/27/02.............................................        2,241
  19,473      Discount note 11/29/02......................................       19,420
  97,000      1.639%& 12/04/02&&..........................................       96,943
 100,000      1.659%& 12/04/02&&..........................................       99,984
 100,000      Discount note 12/06/02......................................       99,688
   1,664      Discount note 12/27/02......................................        1,657
 150,000      1.633%& 12/28/02&&..........................................      149,918
  69,805      5.125% 01/13/03.............................................       70,355

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK (FHLB) -- (CONTINUED)
$  3,390      5.660% 01/13/03.............................................   $    3,425
  16,800      2.125% 01/15/03.............................................       16,809
   1,000      5.530% 01/15/03.............................................        1,009
   2,000      5.485% 01/21/03.............................................        2,020
  31,250      5.500% 01/21/03.............................................       31,571
   3,950      5.650% 02/06/03.............................................        3,989
  16,600      5.000% 02/14/03.............................................       16,791
  62,500      5.000% 02/28/03.............................................       63,219
  36,100      2.300% 03/07/03.............................................       36,161
  20,000      2.600% 04/08/03.............................................       19,989
  60,000      2.340% 04/21/03.............................................       59,212
  35,735      4.500% 05/15/03.............................................       36,320
  24,775      7.250% 05/15/03.............................................       25,599
  50,000      2.660% 06/20/03.............................................       50,000
  50,000      2.180% 07/01/03.............................................       50,052
  34,000      2.060% 07/02/03.............................................       33,999
  34,300      4.500% 07/07/03.............................................       35,004
  10,000      4.125% 08/15/03.............................................       10,207
  39,210      5.125% 09/15/03.............................................       40,419
  14,000      1.750% 09/16/03.............................................       13,991
  27,830      3.125% 10/01/03.............................................       28,206
  10,000      3.060% 10/24/03.............................................       10,137
                                                                             ----------
                                                                              3,670,161
                                                                             ----------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 0.9%
  16,208      2.210% 01/31/03.............................................       16,087
  25,000      2.650% 06/13/03.............................................       24,998
                                                                             ----------
                                                                                 41,085
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $4,714,285)...........................................    4,714,285
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $4,714,285*)................................    99.9%     4,714,285
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................     0.1%
            Cash..........................................................   $        2
            Interest receivable...........................................       13,149
            Payable for Fund shares redeemed..............................           (2)
            Investment advisory fee payable...............................         (467)
            Administration fee payable....................................         (233)
            Shareholder servicing and distribution fees payable...........         (840)
            Distributions payable.........................................       (5,401)
            Accrued Trustees' fees and expenses...........................         (123)
            Accrued expenses and other liabilities........................         (498)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................        5,587
                                                                             ----------
            NET ASSETS..........................................   100.0%    $4,719,872
                                                                             ==========
            NET ASSETS CONSIST OF:
            Accumulated net realized gain on investments sold.............   $      178
            Paid-in capital...............................................    4,719,694
                                                                             ----------
            NET ASSETS....................................................   $4,719,872
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS MONEY MARKET FUNDS

Nations Government Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                                VALUE
----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($1,523,904,384 / 1,523,795,442 shares outstanding)...........        $1.00
                                                                             ==========
            TRUST CLASS SHARES:
            ($406,688,958 / 406,617,351 shares outstanding)...............        $1.00
                                                                             ==========
            INSTITUTIONAL SHARES:
            ($90,142,937 / 90,115,305 shares outstanding).................        $1.00
                                                                             ==========
            LIQUIDITY CLASS SHARES:
            ($233,177,809 / 233,124,630 shares outstanding)...............        $1.00
                                                                             ==========
            ADVISER CLASS SHARES:
            ($848,315,685 / 848,470,091 shares outstanding)...............        $1.00
                                                                             ==========
            INVESTOR CLASS SHARES:
            ($794,516,092 / 794,692,387 shares outstanding)...............        $1.00
                                                                             ==========
            MARKET CLASS SHARES:
            ($494,592,333 / 494,500,010 shares outstanding)...............        $1.00
                                                                             ==========
            DAILY CLASS SHARES:
            ($284,245,706 / 284,182,379 shares outstanding)...............        $1.00
                                                                             ==========
            SERVICE CLASS SHARES:
            ($36,005,737 / 36,000,010 shares outstanding).................        $1.00
                                                                             ==========
            INVESTOR A SHARES:
            ($5,559,114 / 5,554,916 shares outstanding)...................        $1.00
                                                                             ==========
            INVESTOR B SHARES:
            ($1,738,560 / 1,738,286 shares outstanding)...................        $1.00
                                                                             ==========
            INVESTOR C SHARES:
            ($984,429 / 984,351 shares outstanding).......................        $1.00
                                                                             ==========

---------------

 *Aggregate cost for federal tax purposes.

 &Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2002.

&&Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.5%
            ALABAMA -- 1.2%
 $ 4,200    Birmingham, Alabama Medical Clinic Board Revenue, (Medical
              Advancement Foundation Project) Series 2000A, (Columbus Bank
              & Trust LOC),
              2.220% 09/01/30**...........................................   $    4,200
   7,015    Birmingham, Alabama Private Educational Building Authority
              Revenue, (The Altamont School Project) Series 1998, (AmSouth
              Bank of Alabama N.A. LOC),
              1.780% 04/01/13**...........................................        7,015
  19,220    Birmingham, East Alabama Medical Center East Special Care
              Facilities Financing Authority Revenue, Series 2001 PT-569,
              (MBIA Insured, Merrill Lynch SBPA),
              1.760% 07/01/12**...........................................       19,220
                                                                             ----------
                                                                                 30,435
                                                                             ----------
            ALASKA -- 1.2%
  12,300    Alaska Industrial Development and Export Authority Exempt
              Facilities Revenue, (AMAX Gold, Inc. Project) Series 1997,
              AMT, (Bank of Nova Scotia LOC),
              1.750% 05/01/09**...........................................       12,300
   7,000    Alaska State, Housing Finance Corporation Revenue, Series
              2002A, AMT, (FSA GO of Corporation, Dexia Credit Local de
              France SBPA),
              1.800% 12/01/36**...........................................        7,000
  10,250    North Slope Borough, Alaska GO, Series 1992A, (MBIA Insured),
              1.530%*** 06/30/03..........................................       10,134
                                                                             ----------
                                                                                 29,434
                                                                             ----------
            ARIZONA -- 1.1%
   5,200    Apache County, Arizona, IDR, (Tucson Electric Power Project)
              Series 1983C, (Societe Generale LOC),
              1.700% 12/15/18**...........................................        5,200
  17,650    Coconino County, Arizona Pollution Control Corporation
              Revenue, (Arizona Public Service Company - Navajo Project)
              Series 1994A, AMT, (KBC Bank LOC),
              1.750% 10/01/29**...........................................       17,650

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 2,800    Goodyear, Arizona, IDR, (Walle Corporation Project) Series
              1995, AMT, (Bank One Kentucky, N.A. LOC),
              1.850% 05/01/15**#..........................................   $    2,800
   2,550    Scottsdale, Arizona Industrial Development Authority Revenue,
              (Notre Dame Prepatory School Project) Series 2001B, (Bank
              One Arizona, N.A. LOC),
              1.750% 05/01/21**...........................................        2,550
                                                                             ----------
                                                                                 28,200
                                                                             ----------
            ARKANSAS -- 1.0%
  15,800    Clark County, Arkansas, Solid Waste Disposal Revenue,
              (Reynolds Metals Company Project) Series 1992, AMT,
              (SunTrust Bank, Atlanta LOC),
              1.750% 08/01/22**...........................................       15,800
   6,300    Little Rock, Arkansas Metrocentre District Number 1
              Improvement Revenue, (Little Rock Newspapers, Inc. Project)
              Series 1985, (Bank of New York LOC),
              2.000% 12/01/25**...........................................        6,300
   3,250    Lowell, Arkansas IDR, (Little Rock Newspapers, Inc. Project)
              Series 1996, AMT, (Bank of New York LOC),
              1.800% 06/01/31**#..........................................        3,250
                                                                             ----------
                                                                                 25,350
                                                                             ----------
            CALIFORNIA -- 3.0%
   8,000    Brazos River Authority,
              1.450% 10/01/02.............................................        8,000
  10,000    California Higher Education Loan Authority Inc., Student Loan
              Revenue, Series 1987, AMT, (Student Loan Marketing
              Association LOC), Mandatory Put 06/01/03 @ 100, 1.800%
              07/01/04**..................................................       10,000
  21,000    California State, RAN, Series 2002A,
              1.800% 10/25/02.............................................       21,001
  10,000    California State, RAN, Series 2002B,
              2.500% 10/25/02.............................................       10,005
  10,000    Los Angeles, California, TRAN,
              3.000% 06/30/03.............................................       10,105
  15,200    Los Angeles, California Unified School District TRAN, Series
              2002A,
              2.500% 07/01/03.............................................       15,292
                                                                             ----------
                                                                                 74,403
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COLORADO -- 2.8%
 $ 9,000    Colorado Educational and Cultural Facilities Authority
              Revenue, (Denver Museum Project) Series 2001, (Bank One
              Colorado N.A. LOC),
              1.750% 11/01/21**...........................................   $    9,000
     690    Colorado Health Facilities Authority Revenue, (Goodwill
              Industries, Inc. Project) Series 1994, (Bank One of
              Colorado, N.A. LOC),
              1.950% 12/01/04**...........................................          690
   5,000    Colorado Housing & Finance Authority, Single Family Mortgage
              Revenue, Series 2002, (FHLB SBPA),
              1.800% 11/01/21**...........................................        5,000
  35,000    Colorado State, TRAN, Series 2002A,
              3.000% 06/27/03.............................................       35,381
   3,400    Denver City and County, Colorado Airport Revenue, Series
              1992F, AMT, (Dexia Public Finance Bank SA LOC),
              1.850% 11/15/25**...........................................        3,400
   4,825    Denver City and County, Colorado Airport Revenue, Series
              1992G, AMT, (Dexia Public Finance Bank SA LOC),
              1.850% 11/15/25**...........................................        4,825
   2,185    Denver, Colorado City and County Airport Revenue, Series
              1992B, AMT, Prerefunded 11/15/02 @ 102
              7.250% 11/15/23.............................................        2,244
   6,750    El Paso County, Colorado School District No. 11 Colorado
              Springs, TAN, Series 2002,
              2.500% 06/30/03.............................................        6,803
     765    Larimer County, Colorado IDR Refunding, (Ultimate Support
              Systems Project) Series 1995A, (Bank One of Colorado, N.A.
              LOC),
              1.850% 06/01/10**#..........................................          765
   3,230    Thorton, Colorado Water Refunding GO, Series 2002, (FSA
              Insured),
              3.000% 12/01/02.............................................        3,239
                                                                             ----------
                                                                                 71,347
                                                                             ----------
            DELAWARE -- 4.0%
  35,000    Delaware State Economic Development Authority IDR, (Clean
              Power Project) Series 1997B, AMT, (Motiva Enterprises LLC
              Guarantee),
              1.900% 08/01/29**...........................................       35,000
  50,000    Delaware State Economic Development Authority IDR, (Clean
              Power Project) Series 1997D, AMT, (Motiva Enterprises LLC
              Guarantee),
              1.850% 08/01/29**...........................................       50,000
   7,400    Delaware State Economic Development Authority Revenue,
              (Hospital Billing and Collection Services, Inc. Project)
              Series 1985A, (AMBAC Insured, Morgan Stanley SBPA),
              1.700% 12/01/15**...........................................        7,400

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            DELAWARE -- (CONTINUED)
 $ 2,400    Delaware State Economic Development Authority Revenue,
              (Hospital Billing and Collection Services, Inc. Project)
              Series 1985C, (AMBAC Insured, Morgan Stanley SBPA),
              1.650% 12/01/15**...........................................   $    2,400
   5,185    New Castle County, Delaware Airport Facilities Revenue,
              (Flightsafety International Inc. Project) Series 2002,
              (Berkshire Hathaway GTY-AGMT),
              1.730% 12/01/32**...........................................        5,185
                                                                             ----------
                                                                                 99,985
                                                                             ----------
            DISTRICT OF COLUMBIA -- 0.3%
   7,500    District of Columbia Enterprise Zone Revenue, (House on F
              Street Project) Series 2001, (Bank of New York LOC),
              1.800% 05/01/15**...........................................        7,500
                                                                             ----------
            FLORIDA -- 7.1%
  30,700    Broward County, Florida Port Facilities Revenue Refunding,
              (Port Everglades Project) Series 1998, (AMBAC Insured, Bank
              of Nova Scotia SBPA),
              1.750% 09/01/27**...........................................       30,700
   7,560    Capital Tracking Agency, Florida Multi-Family Housing Revenue,
              (Variable Rate Demand Revenue Bond 144A Project), Series
              2000B, (Anchor National Life Insurance SPA, National United
              Fire Insurance GTY-AGMT),
              1.980% 12/01/32**...........................................        7,560
  10,200    Collier County, Florida Industrial Development Authority
              Health Care Facilities Revenue, (Community Health Care
              Project) Series 1999A, (First Union National Bank LOC),
              1.750% 11/01/19**...........................................       10,200
   5,890    Escambia County, Florida Housing Finance Authority Single
              Family Mortgage Revenue, Series 2001
              1.800% 10/01/31**...........................................        5,890
   7,545    Florida Housing Finance Agency Multi-Family Housing Revenue,
              (Lakes of Northdale Project) Series 1984D, (SouthTrust Bank
              of Alabama LOC),
              1.730% 06/01/07**...........................................        7,545
   1,565    Fort Walton Beach, Florida IDR, (Burton Golf, Inc. Project)
              Series 1996, AMT, (Columbus Bank and Trust LOC),
              2.000% 10/01/11**...........................................        1,565
  28,000    Greater Orlando Aviation Authority Florida, Airport Facility
              Revenue Refunding, (FSA Bayerische Hypotheken Und
              Vereinsbank SBPA),
              1.750% 10/01/21**...........................................       28,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $10,000    Gulf Breeze, Florida Healthcare Facilities Revenue, (Heritage
              Healthcare Project) Series 1999, (Anchor National Life
              Insurance Company Guaranty Agreement SBPA),
              1.830% 01/01/24**##.........................................   $   10,000
   5,255    Jacksonville, Florida Sales Tax Revenue, Series 2001,
              1.750% 10/01/14**...........................................        5,255
  58,200    Miami-Dade County, Florida Individual Development Authority
              Revenue, (Airis Miami LLC Project) Series 1999A, AMT, (AMBAC
              Insured, Bayerische Landesbank SBPA),
              1.700% 10/15/25**...........................................       58,200
      30    Orange County, Florida Housing Financing Authority
              Multi-Family Revenue, (Falcon Trace Apartments Project)
              Series 1998D, AMT, (FNMA Collateral Agreement),
              1.720% 10/01/32**...........................................           30
   3,000    Palm Beach County, Florida Economic Development Revenue, (YMCA
              Boynton Beach Project) Series 1999, (SunTrust Bank of South
              Florida LOC),
              1.700% 01/01/24**...........................................        3,000
   5,000    Sunshine State Governmental Financing Commission, Florida
              Revenue, Series 1986, (AMBAC Insured, Dexia Public Finance
              Bank SA, SBPA), 1.700% 07/01/16**...........................        5,000
   7,250    Sunshine State, Florida,
              1.450% 10/11/02.............................................        7,250
                                                                             ----------
                                                                                180,195
                                                                             ----------
            GEORGIA -- 5.5%
   5,610    Atlanta, Georgia Water and Sewer Revenue, Series 2001,
              1.750% 01/01/17**...........................................        5,610
   5,000    Bartow County, Georgia Development Authority, Multi-Family
              Housing Revenue, (Somerset Cove Apartments Project) Series
              2002, (PNC Bank N.A.),
              1.850% 02/01/35**...........................................        5,000
   2,990    Cobb County, Georgia Housing Authority, Multi-Family Housing
              Revenue, (Woodsong Apartments Project) Series 2002, AMT,
              (FNMA Liquidity Facility),
              1.800% 02/15/35**...........................................        2,990
   1,090    Cobb County, Georgia IDR, (Datagraphic Inc. Project) Series
              1990, AMT, (SouthTrust Bank of Alabama LOC),
              1.930% 05/01/05**...........................................        1,090

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 1,600    Cobb County, Georgia Residential Care Facilities for the
              Elderly Authority Revenue Refunding, (Presbyterian Village
              Austell Project) Series 1998, (SunTrust Bank LOC),
              1.700% 08/01/15**#..........................................   $    1,600
   9,215    Columbia County, Georgia Development Authority, Multi-Family
              Revenue, (Westwood Club Apartments Project) Series 2002,
              AMT, (Keybank, N.A. LOC),
              1.800% 11/15/35**...........................................        9,215
  10,000    Columbus, Georgia Hospital Authority Revenue, (St. Francis
              Hospital Inc., Project) Series 2000A, (Columbus Bank & Trust
              LOC),
              1.830% 01/01/31**...........................................       10,000
   7,500    DeKalb County, Georgia Development Authority IDR, (The Paideia
              School Inc. Project) Series 2000, (SunTrust Bank LOC),
              1.700% 02/01/20**...........................................        7,500
   3,000    DeKalb County, Georgia Development Authority Revenue, (Marist
              School, Inc. Project) Series 1999, (SunTrust Bank LOC),
              1.700% 03/01/24**...........................................        3,000
   2,050    DeKalb County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook Project) Series 1995, (FNMA
              Collateral Agreement),
              1.700% 06/15/25**...........................................        2,050
   7,475    DeKalb County, Georgia Housing Authority Multi-Family Housing
              Revenue, (Stone Mill Run Apartments Project) Series 1995A,
              AMT, (First Tennessee Bank, N.A. LOC),
              1.850% 08/01/27**...........................................        7,475
   3,000    Fulton County, Georgia Development Authority Revenue, (Lovett
              School Project) Series 1997, (SunTrust Bank LOC),
              1.700% 04/01/17**#..........................................        3,000
  34,270    Fulton County, Georgia Development Authority, Airport
              Facilities Revenue (Flightsafety International Inc. Project)
              Series 1999B, AMT,
              1.730% 12/01/18**...........................................       34,270
   9,350    Fulton County, Georgia Development Authority, Airport
              Facilities Revenue, (Flightsafety International Inc.
              Project) Series 1999B, AMT,
              1.730% 12/01/28**...........................................        9,350

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $11,700    Richmond County, Georgia Development Authority Solid Waste
              Disposal Revenue, (Evergreen Nylon Project) Series 1999,
              AMT, (BNP Paribas LOC),
              1.800% 07/01/32**...........................................   $   11,700
   9,215    Richmond County, Georgia Development Authority, (Stonegate
              Club Apartments Project) Series 2002, (J.P. Morgan Chase
              Bank LOC),
              1.800% 11/15/35**...........................................        9,215
   9,005    Richmond County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (University Health Services, Inc.
              Project) Series 1999, (SunTrust Bank LOC),
              1.700% 01/01/19**...........................................        9,005
   4,000    Roswell, Georgia Housing Authority Multi-Family Housing
              Revenue, (Azalea Park Apartments Project) Series 1996, (FNMA
              Collateral Agreement),
              1.650% 06/15/25**...........................................        4,000
   1,675    Thomasville, Georgia Payroll Development Authority Industrial
              Revenue, (Scruggs Company Project) Series 2000, (First Union
              National Bank LOC),
              1.850% 08/01/10**##.........................................        1,675
                                                                             ----------
                                                                                137,745
                                                                             ----------
            IDAHO -- 1.6%
   6,290    Idaho Housing and Finance Association Revenue, Series
              2002A-38, AMT, (Wachovia Bank N.A. LOC),
              1.800% 07/01/32**##.........................................        6,290
  19,660    Idaho Housing and Finance Association, Series 1998 PT-173,
              AMT, (Commerzbank AG SBPA),
              1.800% 07/01/29**##.........................................       19,660
  13,500    Idaho Housing and Finance Association, Single Family Mortgage
              Revenue, Series 2002D, (Bayerische Landesbank SBPA),
              1.800% 07/01/33**...........................................       13,500
                                                                             ----------
                                                                                 39,450
                                                                             ----------
            ILLINOIS -- 9.4%
   2,100    Chicago, Illinois Airport Special Facilities Revenue,
              (Centerpoint O'Hare Project) Series 1997, AMT, (First
              National Bank of Chicago LOC),
              1.800% 09/01/32**#..........................................        2,100
   2,200    Chicago, Illinois Multi-Family Housing Revenue, Series 2001B,
              (Harris Trust & Savings Bank LOC),
              1.800% 04/01/09**...........................................        2,200

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $20,000    Chicago, Illinois O'Hare International Airport Revenue,
              (General Airport Project) Second Lien, Series 1988A, AMT,
              (Bayerische Landesbank LOC),
              1.720% 01/01/18**...........................................   $   20,000
   5,580    Chicago, Illinois O'Hare International Airport Revenue,
              (General Airport Project) Second Lien, Series 1994C,
              (Societe Generale LOC),
              1.650% 01/01/18**...........................................        5,580
  10,000    Chicago, Illinois, GO Limited Notes, (Landesbank
              Hessen-Thueringen LOC), Mandatory Put 12/05/02 @ 100,
              1.750% 01/08/04.............................................       10,000
  13,895    Elmhurst, Illinois Hospital Revenue, (Joint Commission
              Accreditation Healthcare Project) Series 1988, (Dexia Public
              Finance Bank SA LOC),
              1.700% 07/01/18**...........................................       13,895
   2,270    Gurnee, Illinois IDR, (Kenall Manufactor Company Project)
              Series 1998, (Harris Trust and Saving Bank LOC),
              1.800% 03/01/18**...........................................        2,270
   2,570    Illinois Development Finance Authority IDR, (Flinn Scientific
              Incorporated Project) Series 1995, (Harris Trust and Savings
              Bank LOC),
              1.800% 10/01/15**...........................................        2,570
   5,655    Illinois Development Finance Authority IDR, (Mason Corporation
              Project) Series 2000A, (American National Bank & Trust LOC),
              2.000% 11/01/20**...........................................        5,655
   3,800    Illinois Development Finance Authority IDR, (Randolph Pickle
              Corporation Project) Series 1992, AMT, (American National
              Bank & Trust Company LOC),
              1.900% 06/01/12**...........................................        3,800
   2,800    Illinois Development Finance Authority IDR, (Unique Building
              Corporation Project) Series 1989, AMT, (American National
              Bank & Trust Company LOC),
              1.900% 05/01/19**...........................................        2,800
   5,100    Illinois Development Finance Authority IDR, (WM Plastics
              Project) Series 2001, AMT, (LaSalle Bank, N.A. LOC),
              1.760% 08/01/26**...........................................        5,100
  10,900    Illinois Development Finance Authority Revenue, (Lyric Opera
              of Chicago Project) Series 1994, (Northern Trust Company
              LOC, Bank One of Michigan LOC, Harris Trust & Savings Bank
              LOC),
              1.650% 12/01/28**...........................................       10,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,700    Illinois Development Finance Authority Revenue, (Park Ridge
              Youth Campus Project) Series 1998, (Northern Trust Company
              LOC),
              1.850% 09/01/18**#..........................................   $    1,700
  10,700    Illinois Development Finance Authority Revenue, (Residential
              Rental Project) Series 1994, (FNMA Collateral),
              1.700% 04/01/24**...........................................       10,700
   5,000    Illinois Development Finance Authority Revenue, (Solomon
              Schechter Day School Project) Series 2001, (LaSalle Bank,
              N.A. LOC),
              1.680% 04/01/21**...........................................        5,000
   4,500    Illinois Development Finance Authority, Multi-Family Revenue,
              Series 2001,
              1.900% 12/01/13**...........................................        4,500
   4,000    Illinois Educational Facilities Authority Revenue, (DePaul
              University Project) Series 1992CP-1, (Northern Trust Company
              LOC),
              1.650% 04/01/26**...........................................        4,000
   1,400    Illinois Educational Facilities Authority Revenue,
              (Northwestern University Project) Series 1985, (First
              National Bank of Chicago SBPA),
              1.700% 12/01/25**...........................................        1,400
   6,290    Illinois Educational Facilities Authority Revenue, (University
              Pooled Financing Project) Series 1985, (FGIC Insured, First
              National Bank of Chicago SBPA),
              1.650% 12/01/05**...........................................        6,290
  10,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project) Series 1985B,
              1.850% 08/15/15**...........................................       10,000
  10,000    Illinois Health Facilities Revenue,
              1.400% 01/23/03@@...........................................       10,000
  23,000    Illinois Health Facilities Revenue,
              1.380% 01/30/03.............................................       23,000
   4,990    Illinois Sports Facilities Authority, Series 2000A-36, AMT,
              (MBIA Insured, First Union National Bank SBPA),
              1.800% 06/15/04**#..........................................        4,990
   1,600    Illinois State Development Finance Authority Economic
              Development Revenue, (Addison 450 LP Project) Series 1989,
              AMT, (American National Bank & Trust Company LOC),
              1.850% 12/01/09**...........................................        1,600

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 3,620    Illinois State Development Finance Authority Revenue, (Chicago
              Academy of Sciences Project) Series 1997, (American National
              Bank & Trust Company LOC),
              1.700% 01/01/31**...........................................   $    3,620
  13,500    Illinois State, RAN, Series 2002,
              3.000% 06/15/03.............................................       13,640
   7,850    Illinois, Metropolitan Pier & Exposition Authority, Series
              2002, (MBIA Insured, JP Morgan Chase Liquidity Facility),
              1.830% 06/15/22**##.........................................        7,850
   1,500    Lombard Village, Illinois Industrial Projects Revenue
              Refunding, (B&H Partnership Project) Series 1995, (LaSalle
              Bank, N.A. LOC),
              2.050% 10/01/13**...........................................        1,500
   9,200    Orland Park, Illinois IDR, (Panduit Corporation Project)
              Series 1996, AMT, (Wachovia Bank of Georgia LOC),
              1.800% 04/01/31**#..........................................        9,200
   3,670    Palos Hills, Illinois Multi-Family Housing Revenue, (Green
              Oaks Project) Series 1998, AMT, (FNMA Collateral Agreement),
              1.760% 08/01/29**#..........................................        3,670
  22,905    Will County, Illinois Multi-Family Housing Redevelopment
              Revenue Refunding, (Woodlands Crest Hill Project), Series
              1999,
              1.760% 02/15/31**...........................................       22,905
   3,050    Will-Kankakee, Illinois Regional Development Authority IDR,
              (Unimast, Inc. Project) Series 2000, AMT, (Citibank, N.A.
              LOC),
              1.850% 06/01/30**...........................................        3,050
   5,000    Woodford County, Illinois Industrial Development Authority
              IDR, (Parsons Company, Inc. Project) Series 1998, AMT, (Bank
              One Illinois, N.A. LOC),
              2.000% 03/01/13**#..........................................        5,000
                                                                             ----------
                                                                                240,485
                                                                             ----------
            INDIANA -- 3.3%
   3,000    Allen County, Indiana Economic Development Revenue, (Debrand
              Inc. Project) Series 2002, (Bank One N.A. LOC),
              1.970% 08/01/17**...........................................        3,000
   1,800    Elkhart, Indiana Economic Development Revenue, (Vahala Foam
              Enterprises Project) Series 2002, (Bank One N.A.),
              1.930% 09/01/17**...........................................        1,800
   5,000    Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 2001B,
              1.750% 09/01/31**...........................................        5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $10,000    Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project), Series 2000A,
              1.750% 01/01/28**...........................................   $   10,000
   6,000    Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project), Series 200A,
              1.750% 01/01/30**...........................................        6,000
   2,400    Indiana Health Facilities Financing Authority Hospital
              Revenue, (Deaconess Hospital Inc. Project) Series 1992,
              (First National Bank of Chicago LOC),
              1.750% 01/01/22**...........................................        2,400
   1,200    Indiana Health Facilities Financing Authority Revenue
              Refunding, (Cardinal Center, Inc. Project) Series 1996A,
              (Key Bank, N.A. LOC),
              1.800% 12/01/16**#..........................................        1,200
  14,000    Indiana Health Facilities Financing Authority Revenue,
              (Ascension Health Credit Group Project) Series 2001A-1,
              1.830% 11/15/36**...........................................       14,000
  20,000    Indiana Health Facilities Financing Authority, Revenue,
              Series 2001GP-A-3, Mandatory Put 03/04/03,
              1.800% 11/15/36.............................................       20,000
  10,500    Indiana, Secondary Market Educational Loans Inc., Student Loan
              Revenue, Series 1988B, AMT, (AMBAC Insured, SLMA SBPA),
              1.700% 12/01/13**...........................................       10,500
   2,700    Indianapolis, Indiana Economic Development Revenue, (Edgecomb
              Metals Company Project) Series 1983, (Wells Fargo Bank LOC),
              1.650% 12/01/08**...........................................        2,700
   6,185    Washington County, Indiana Industrial Economic Development
              Revenue, (Frank Miller Lumber Company Project) Series 2001,
              (National City Bank of Indiana LOC),
              1.900% 08/01/16**...........................................        6,185
                                                                             ----------
                                                                                 82,785
                                                                             ----------
            IOWA -- 0.7%
   6,090    Iowa Finance Authority Single Family Revenue, Series 2002A-46,
              (GNMA/FNMA College GO of Authority, Wachovia Bank N.A.
              Liquidity Facility),
              1.800% 07/01/24**...........................................        6,090

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            IOWA -- (CONTINUED)
 $ 4,700    Iowa State Finance Authority IDR, (Sauer-Sundstrand Company
              Project) Series 1996, AMT, (Bayerische Hypotheken und
              Vereinsbank LOC),
              1.750% 05/01/26**...........................................   $    4,700
   6,500    Iowa State School Cash Anticipation Program, Series 2002B,
              (FSA State Aid Witholding),
              2.250% 01/30/03.............................................        6,509
                                                                             ----------
                                                                                 17,299
                                                                             ----------
            KANSAS -- 1.2%
   5,400    Fredonia, Kansas Revenue, (Systech Environmental Corporation
              Project) Series 1989, AMT, (Banque Nationale de Paris LOC),
              1.750% 02/01/07**...........................................        5,400
   4,000    Junction City, Kansas IDR, (Genmar Manufacturing Project)
              Series 1999, AMT, (Bank of New York LOC),
              1.800% 04/01/19**#..........................................        4,000
   5,400    Kansas Industrial Development Finance Authority Revenue, (PQ
              Corporation Project) Series 1988, (Bank of New York LOC),
              2.000% 08/01/15**...........................................        5,400
   9,600    Kansas State Development Finance Authority Exempt Facilities
              Revenue, (Seaboard Project) Series 1995A, AMT, (Bank of New
              York LOC),
              1.800% 12/01/25**#..........................................        9,600
   5,775    Sedgwick & Shawnee Counties, Kansas Single Family Revenue,
              Series 2002,
              1.750% 12/01/27**@@.........................................        5,775
                                                                             ----------
                                                                                 30,175
                                                                             ----------
            KENTUCKY -- 1.8%
   8,000    Campbellsville-Taylor County, Kentucky IDR, (Airguards
              Industrial Inc. Project), AMT, (Northern Trust Company LOC),
              1.750% 05/01/31**...........................................        8,000
   5,000    Carroll County, Kentucky IDR, (Kentucky Ladder Company
              Project) Series 1990, AMT, (Bankers Trust Company LOC),
              2.050% 09/01/10**...........................................        5,000
   4,875    Daviess County, Kentucky Health Care Revenue, (Wendell Fosters
              Campus for Development Project) Series 2001, (National City
              Bank, Kentucky LOC),
              1.750% 05/01/21**...........................................        4,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
 $   400    Hopkinsville, Kentucky Industrial Building Revenue, (Brazeway,
              Inc. Project) Series 1994, AMT, (Bank One Michigan, N.A.
              LOC),
              2.000% 06/01/04**#..........................................   $      400
   1,080    Jefferson County, Kentucky Industrial Building Revenue, (Seven
              Counties Services, Inc. Project) Series 1996, (Bank One of
              Kentucky, N.A. LOC),
              1.850% 06/01/11**#..........................................        1,080
     600    Jeffersontown, Kentucky Industrial Building Revenue, (Rague
              Food Systems, Inc. Project) Series 1995, AMT, (PNC Bank,
              N.A. LOC),
              1.850% 04/01/20**#..........................................          600
   3,415    Louisville and Jefferson County, Kentucky Convention Center
              GO, Series 1996PT-69, (FSA Insured, Merrill Lynch SBPA),
              1.750% 07/01/24**##.........................................        3,415
  10,635    Louisville and Jefferson County, Kentucky Regional Airport
              Authority Airport Systems Revenue Bond Anticipation Notes,
              Series 1997AA-1, AMT, (National City Bank of Kentucky LOC),
              1.800% 06/30/05**...........................................       10,635
   8,000    Warren County, Kentucky Hospital Facility Revenue, (Bowling
              Green-Warren County Project) Series 2001, (Bank One
              Kentucky, N.A. LOC),
              1.750% 08/01/31**...........................................        8,000
   4,250    Wickliffe, Kentucky PCR & Solid Waste Disposal Revenue,
              (Westvaci Corporation Project) Series 2001, (SunTrust Bank
              LOC),
              1.700% 01/01/09**...........................................        4,250
                                                                             ----------
                                                                                 46,255
                                                                             ----------
            LOUISIANA -- 1.9%
   2,900    Calcasieu Parish Inc., Louisiana Industrial Development Board
              Environmental Revenue, (CITGO Petroleum Corporation Project)
              Series 1994, AMT, (Banque Nationale de Paris LOC),
              2.150% 12/01/24**...........................................        2,900
   5,100    Calcasieu Parish Inc., Louisiana Industrial Development Board
              Revenue, (Hydroserve Westlake Project) Series 1999, AMT,
              (Bank One Chicago, N.A. LOC),
              1.800% 12/01/24**...........................................        5,100
   8,000    Calcasieu Parish, Louisiana Public Transportation Authority,
              Solid Waste Disposal Revenue, Series 1997, (Morgan Guaranty
              Trust LOC),
              1.800% 12/01/27**...........................................        8,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
 $11,250    Lake Charles, Lousiana Harbor and Terminal District Revenue,
              (Port Improvement Project) Series 1994, AMT, (Credit Local
              de France LOC),
              1.700% 01/01/19**...........................................   $   11,250
  11,600    Lincoln Parish, Louisiana Exemption Facility Revenue,
              (Williamette Industrial Income Project) Series 1995, AMT,
              (Deutsche Bank A.G. LOC),
              1.750% 09/01/25**...........................................       11,600
   9,000    South Louisiana Port Commission Facilities Port Revenue,
              (Holnam, Inc. Project) Series 1997, AMT, (Wachovia Bank,
              N.A. LOC),
              1.750% 01/01/27**...........................................        9,000
                                                                             ----------
                                                                                 47,850
                                                                             ----------
            MAINE -- 0.3%
   6,600    Maine Public Utility Financing Bank Public Utility Revenue
              Refunding, (Maine Public Service Company Project) Series
              1996, AMT, (Bank of New York LOC),
              1.800% 04/01/21**...........................................        6,600
                                                                             ----------
            MARYLAND -- 0.4%
   2,390    Baltimore County, Maryland Economic Development Revenue,
              (Notre Dame Preparatory School Inc. Project) Series 1998,
              (Crestar Bank LOC),
              1.700% 06/01/24**...........................................        2,390
   5,455    Maryland State Industrial Development Finance Authority
              Economic Development Revenue, (General Binding Corporation
              Project) Series 1996, AMT, (Harris Trust & Savings Bank
              LOC),
              1.800% 03/01/26**...........................................        5,455
   2,300    Maryland State Industrial Development Finance Authority
              Revenue, (Rock-Tenn Converting Company Project) Series 1994,
              AMT, (SunTrust Bank LOC),
              1.800% 05/01/06**#..........................................        2,300
                                                                             ----------
                                                                                 10,145
                                                                             ----------
            MICHIGAN -- 3.4%
  35,000    Michigan Municipal Board Authority Revenue, Series 2002C-2,
              (JP Morgan Chase and Company LOC),
              2.250% 08/22/03.............................................       35,246
  25,250    Michigan State Building Authority Revenue, Multi-Modal
              Facility Program, Series 2002, (Westdeutsche Landesbank
              SBPA),
              1.400% 10/15/36**...........................................       25,250

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $21,000    Michigan State, Housing Development Authority, Rental Housing
              Revenue, Series 2002A, (MBIA Insured, Landesbank
              Hessen-Thueringen Liquidity Facility),
              1.750% 04/01/37**...........................................   $   21,000
   3,600    Wayne Charter County, Michigan Airport Revenue Refunding,
              (Detroit Metropolitan County Project) Series 1996, AMT,
              (Bayerische Landesbank LOC),
              1.800% 12/01/16**...........................................        3,600
                                                                             ----------
                                                                                 85,096
                                                                             ----------
            MINNESOTA -- 0.6%
  15,000    Minnesota State GO, Series 2002,
              2.500% 08/01/03.............................................       15,117
                                                                             ----------
            MISSISSIPPI -- 0.1%
     950    Mississippi Business Finance Corporation IDR, (Choctaw Maid
              Farms, Inc. Project) Series 1995, AMT, (Rabobank Nederland
              LOC),
              1.800% 03/01/10**#..........................................          950
     900    Mississippi Business Finance Corporation, (Trilogy
              Communications Project) Series 1995, AMT, (First Union
              National Bank LOC),
              1.750% 06/01/05**#..........................................          900
                                                                             ----------
                                                                                  1,850
                                                                             ----------
            MISSOURI -- 2.7%
  25,000    Curators University, Missouri, Series 2002-2003,
              3.000% 06/30/03.............................................       25,259
   2,100    Jefferson County, Missouri Industrial Development Authority
              Multi-Family Housing Revenue, (Sunset Pointe Project) Series
              2000, AMT, (Lasalle Bank N.A. LOC),
              1.760% 10/01/30**...........................................        2,100
  34,900    Missouri State Development Finance Board Lease Revenue,
              (Missouri Association of Utilities Lease Pool Project)
              Series 1999, (TransAmerica Life and Annuity Guarantee),
              1.780% 12/01/22**...........................................       34,900
   5,900    Missouri State Health and Educational Facilities Authority,
              Health Facilities Revenue Refunding, (Sisters of Mercy
              Health Care System Project) Series 1992B, (ABN-AMRO N.V.,
              Chicago SBPA, West Landesbank SBPA, Dexia Credit Local de
              France SBPA),
              1.750% 06/01/14**...........................................        5,900
                                                                             ----------
                                                                                 68,159
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEBRASKA -- 1.3%
 $ 5,780    Lancaster County, Nebraska IDR, (Garner Industries, Inc.
              Project) Series 2000A, AMT, (Wells Fargo Bank, N.A. LOC),
              1.880% 11/01/20**...........................................   $    5,780
   6,275    Nebraska Help Inc. Student Loan Revenue, Series 1986A, AMT,
              (MBIA Insured),
              1.800% 12/01/16**##.........................................        6,275
   9,695    Nebraska Help Inc. Student Loan Revenue, Series 1986B, AMT,
              (MBIA Insured),
              1.800% 12/01/16**...........................................        9,695
   6,200    Nebraska Help Inc. Student Loan Revenue, Series 1986C, AMT,
              (MBIA Insured),
              1.800% 12/01/16**#..........................................        6,200
   5,645    Nebraska Public Water District Revenue, Series 2001 PA-869R,
              (Merrill Lynch SBPA, Escrowed in US Treasuries),
              1.750% 01/01/15**...........................................        5,645
                                                                             ----------
                                                                                 33,595
                                                                             ----------
            NEVADA -- 0.7%
   7,500    Clark County, Nevada IDR, (Nevada Cogeneration Association I
              Project) Series 1991, AMT, (Canadian Imperial Bank of
              Commerce LOC),
              2.200% 11/01/21**...........................................        7,500
   5,500    Nevada Housing Division Multi-Unit Housing Revenue, (Studio 3
              LP Project), Series 1999A, AMT, (US Bank, N.A. LOC),
              1.750% 10/01/30**...........................................        5,500
   3,800    Nevada Housing Division, Multi-Unit (Silver Pines Housing
              Project) Series 2002A, (Fannie Mae LOC),
              1.700% 10/15/35**...........................................        3,800
                                                                             ----------
                                                                                 16,800
                                                                             ----------
            NEW JERSEY -- 2.0%
  50,000    New Jersey State, TRAN, Series 2002,
              3.000% 06/12/03.............................................       50,514
                                                                             ----------
            NEW MEXICO -- 0.2%
   5,900    Dona Ana County, New Mexico IDR, (Foamex Products, Inc.
              Project) Series 1985, (Bank of Nova Scotia LOC),
              1.700% 11/01/13**...........................................        5,900
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW YORK -- 2.7%
 $ 6,000    New York City, New York Transitional Finance Authority
              Revenue, (New York City Recovery Notes Project) Series
              2001A,
              3.250% 10/02/02.............................................   $    6,000
  38,500    New York City, New York Transitional Finance Authority
              Revenue, Series 2002-4,
              2.500% 02/26/03.............................................       38,626
   6,500    New York State GO, Series 2000B, (Dexia Credit Local de France
              LOC), Mandatory Put 08/07/03 @ 100,
              1.500% 03/15/30**...........................................        6,500
   8,500    New York, New York City Housing Development Corporation,
              Multi-Family Rent Housing Revenue, Series 2001A,
              1.750% 11/15/31**...........................................        8,500
   7,110    New York, New York City Municipal Water Finance Authority,
              Water and Sewer System Revenue, Series 2002A,
              3.000% 06/15/03.............................................        7,182
   1,005    Suffolk County, New York GO, Series 2002A, (MBIA Insured),
              3.000% 05/01/03.............................................        1,012
                                                                             ----------
                                                                                 67,820
                                                                             ----------
            NORTH CAROLINA -- 2.2%
   4,410    Charlotte, North Carolina GO, Series 2002,
              3.000% 07/01/03.............................................        4,461
  10,000    Greensboro, North Carolina, BAN, GO,
              2.000% 02/19/03.............................................       10,018
   2,080    Iredell County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue, (Sullivan
              Corporation Project) Series 1996, AMT, (Bank One Milwaukee,
              N.A. LOC),
              2.000% 01/01/11**#..........................................        2,080
   1,600    Mecklenburg County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue, (Sterigenics
              International Project) Series 1996, AMT, (American National
              Bank & Trust LOC),
              1.750% 03/01/16**#..........................................        1,600
   4,660    North Carolina Medical Care Community Health Care Facilities
              Revenue, (Rutherford Hospital Inc. Project) Series 2001,
              (Branch Banking & Trust LOC),
              1.650% 09/01/21**...........................................        4,660
   2,900    North Carolina State Port Authority Exempt Facilities Revenue,
              (Wilmington Bulk LLC Project) Series 2001A, AMT, (Branch
              Banking & Trust LOC),
              1.750% 09/01/22**...........................................        2,900

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 5,100    North Carolina State Port Authority Exempt Facilities Revenue,
              (Wilmington Bulk LLC Project) Series 2001B, AMT, (Branch
              Banking & Trust LOC),
              1.750% 09/01/22**...........................................   $    5,100
  24,000    Raleigh Durham, North Carolina Airport Authority, Airport
              Revenue, Series 2002, AMT, (FGIC Insured, FGIC SBPA),
              1.650% 11/01/17**...........................................       24,000
                                                                             ----------
                                                                                 54,819
                                                                             ----------
            OHIO -- 1.2%
     880    Centerville, Ohio Health Care Revenue, (Bethany Lutheran
              Village Hospital Project) Series 1994, (PNC Bank of Ohio,
              N.A. LOC),
              1.700% 11/01/13**#..........................................          880
     695    Greene County, Ohio IDR, (FC Ltd.-AFC Stamping Project) Series
              1995, AMT, (Key Bank, N.A. LOC),
              1.950% 09/01/16**#..........................................          695
   6,800    Lucas County, Ohio Facilities Improvement Revenue, (Toledo
              Zoological Society Project) Series 1997, (Key Bank, N.A.
              LOC),
              1.700% 10/01/05**#..........................................        6,800
   1,450    Lucas County, Ohio IDR, (Dynamic Dies, Inc. Project) Series
              1997, AMT, (National City Bank LOC),
              1.900% 07/01/09**...........................................        1,450
   2,179    Ohio Housing Finance Agency Multi-Family Housing Revenue,
              (Kenwood Congregation-Retirement Project) Series 1985,
              (Morgan Guaranty Trust LOC),
              1.250% 12/01/15**...........................................        2,179
   2,000    Ohio State Water Development Authority Solid Waste Disposal
              Revenue, (The Timken Company Project) Series 1997, AMT,
              (Wachovia Bank of North Carolina, N.A. LOC),
              1.750% 07/01/32**...........................................        2,000
     750    Summit County, Ohio IDR, (Oliver Printing Company, Inc.
              Project) Series 1997, AMT, (Bank One of Akron, N.A. LOC),
              2.000% 02/01/07**#..........................................          750
  15,800    Toledo-Lucas County, Ohio Port Authority Airport Development
              Revenue, (Flightsafety International, Inc. Project) Series
              1998-1, AMT, (Berkshire Hathaway Inc. Guarantee),
              1.730% 01/01/18**#..........................................       15,800
                                                                             ----------
                                                                                 30,554
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OKLAHOMA -- 2.7%
 $ 6,500    Creek County, Oklahoma Industrial Authority Revenue, (Henry
              Vogt Machine Company Project) Series 1990, AMT, (Fifth Third
              Bank, N.A. LOC),
              1.800% 08/01/13**...........................................   $    6,500
   5,700    Muskogee City and County, Oklahoma Port Authority IDR, (Metals
              USA, Inc. Project) Series 1998, AMT, (Bank One Texas, N.A.
              LOC),
              2.000% 05/01/23**#..........................................        5,700
  15,000    Oklahoma County, Oklahoma Finance Authority Revenue, (Oklahoma
              County Housing Preservation Project) Series 2000, (Anchor
              National Life Insurance Company SBPA, American International
              Group GTY-AGMT),
              1.830% 01/01/33**...........................................       15,000
  10,000    Oklahoma Development Finance Authority Revenue, (Seabrook
              Farms Inc. Project) Series 1997, AMT, (Bank of New York
              LOC),
              1.800% 03/01/27**#..........................................       10,000
   4,600    Oklahoma Housing Finance Agency Single Family Revenue,
              (Homeownership Loan Program) Series 2001PT-1288, AMT, (GNMA
              Collateral Agreement, Merrill Lynch SBPA),
              1.750% 09/01/29**@@.........................................        4,600
   3,530    Oklahoma Transportation Authority, Oklahoma Turnpike Systems
              Revenue, Series 2002A, (AMBAC Insured),
              4.000% 01/01/03.............................................        3,550
  21,910    Payne County, Oklahoma Economic Development Authority Revenue,
              (Collegiate Housing Foundation Project) Series 2000A, (First
              Union National Bank LOC),
              1.800% 06/01/30**...........................................       21,910
                                                                             ----------
                                                                                 67,260
                                                                             ----------
            OREGON -- 0.8%
   6,000    Port Portland, Oregon Special Obligation Revenue, (Portland
              Bulk Terminals Project) Series 1999, AMT, (Canadian Imperial
              Bank LOC),
              1.750% 10/01/25**...........................................        6,000
  10,000    Portland, Oregon TAN, Series 2002,
              2.500% 06/26/03.............................................       10,067
   4,400    Washington County, Oregon Housing Authority Multi-Family
              Housing Revenue, (Cedar Mill Project) Series 1995, AMT,
              (Bank of Nova Scotia LOC),
              1.800% 09/01/25**#..........................................        4,400
                                                                             ----------
                                                                                 20,467
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PENNSYLVANIA -- 2.9%
 $ 3,000    Allegheny County, Pennsylvania Hospital Development Authority
              Revenue, (South Hills Healthcare Project) Series 2000A, (PNC
              Bank N.A. LOC), Mandatory Put 06/01/03 @ 100,
              1.950% 06/01/30.............................................   $    3,000
   9,400    Allegheny County, Pennsylvania Port Authority Revenue, Series
              2002, (PNC Bank N.A. LOC),
              3.000% 06/30/03.............................................        9,496
   2,170    Elk County, Pennsylvania Industrial Development Authority
              Revenue, (Clarion Sintered Metals Project) Series 1998, AMT,
              (PNC Bank, N.A. LOC),
              1.850% 03/01/09**#..........................................        2,170
   7,000    Elk County, Pennsylvania Industrial Development Authority,
              Solid Waste Disposal Revenue, (Williamette Industries Inc.
              Project) Series 1992, (Deustche Bank A.G. LOC),
              1.750% 08/01/10**...........................................        7,000
   6,120    Hatfield Township, Pennsylvania Industrial Development
              Authority Revenue, (H&N Packaging Project) Series 1999A,
              AMT, (Commerzbank AG LOC),
              1.850% 04/01/19**#..........................................        6,120
   1,990    Mercer County, Pennsylvania Industrial Development Authority,
              Limited Obligation Revenue, (Moroco Family LP Project II)
              Series 2002, (Bank One N.A. LOC),
              2.060% 08/01/17**##.........................................        1,990
     900    Pennsylvania Economic Development Financing Authority
              Development Revenue, (Pennsylvania Bar Institute Project)
              Series 1996B, AMT, (PNC Bank, N.A. LOC),
              1.750% 04/01/15**#..........................................          900
   3,500    Pennsylvania Economic Development Financing Authority Exempt
              Facilities Revenue, (Amtrak Project) Series 2001B, AMT,
              (Morgan Guaranty Trust LOC),
              1.750% 11/01/41**...........................................        3,500
   1,585    Pennsylvania Housing Financing Agency, Series 2001A-22, Merlot
              AMT, (First Union National Bank SBPA),
              1.800% 10/01/16**...........................................        1,585
  19,300    Pennsylvania State Higher Educational Assistance Agency
              Student Loan Revenue, Series 1988, AMT, (AMBAC Insured, GTD
              STD LNS, Westduetsche Landesbank SBPA),
              1.700% 01/01/18**...........................................       19,300
   6,000    Pennsylvania State, GO, Series 2002, (FSA Insured),
              4.000% 05/01/03.............................................        6,077

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $   200    Quakertown, Pennsylvania General Authority Revenue, (Pooled
              Financing Project) Series 1996A, (PNC Bank, N.A. LOC),
              1.650% 07/01/26**...........................................   $      200
   1,760    Schuylkill County, Pennsylvania Industrial Development
              Authority Revenue, (Bon-Ton Stores Project) Series 1992,
              AMT, (PNC Bank, N.A. LOC),
              1.850% 02/01/12**#..........................................        1,760
   1,315    Schuylkill County, Pennsylvania Industrial Development
              Authority Revenue, (S. Grumbacher and Son Project) Series
              1990, (PNC Bank, N.A. LOC),
              1.750% 02/01/12**#..........................................        1,315
   3,835    Westmoreland County, Pennsylvania Industrial Development
              Authority Revenue, (Elizabeth Carbide Die Project) Series
              1998A, AMT, (National City Bank LOC),
              1.900% 02/01/18**#..........................................        3,835
   3,660    Westmoreland County, Pennsylvania Industrial Development
              Authority Revenue, (Rhodin Enterprises Project) Series 1997,
              AMT, (National City Bank, N.A. LOC),
              1.850% 04/01/17**...........................................        3,660
                                                                             ----------
                                                                                 71,908
                                                                             ----------
            RHODE ISLAND -- 0.1%
   3,330    Rhode Island State Industrial Facilities Corporation IDR,
              (Precision Turned Components Project) Series 2000, (Bank of
              New York LOC),
              1.900% 05/01/11**...........................................        3,330
                                                                             ----------
            SOUTH CAROLINA -- 5.8%
   4,000    Anderson County, South Carolina IDR, (Mikron Corporation
              Project) Series 1998, AMT, (ABN AMRO Bank N.V. LOC),
              1.800% 11/01/12**#..........................................        4,000
   5,400    Charleston, South Carolina GO, Series 2002,
              2.250% 03/14/03.............................................        5,416
   1,000    Cherokee County, South Carolina Industrial Revenue Refunding,
              (Holmberg Electronic Corporation Project) Series 1989,
              (Wachovia Bank of North Carolina, N.A. LOC),
              1.750% 11/01/04**#..........................................        1,000
  15,000    Florence County, South Carolina Hospital Revenue, (McLeod
              Regional Medical Center) Series 1985A, (FGIC Insured, First
              Union National Bank SBPA),
              1.700% 11/01/15**...........................................       15,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 6,200    Greenville County, South Carolina Industrial Revenue, (Edgcomb
              Metals Company Project) Series 1984, (Wells Fargo Bank N.A.
              LOC),
              1.700% 08/01/09**#..........................................   $    6,200
   5,600    Kershaw County, South Carolina IDR, (DeRoyal Textiles, Inc.
              Project) Series 1994, AMT, (SunTrust Bank of Nashville LOC),
              1.800% 12/01/07**#..........................................        5,600
   5,500    Marlboro County, South Carolina Solid Waste Disposal Revenue,
              (Williamette Industrial Income Project) Series 1996, AMT,
              (Deutsche Bank A.G. LOC),
              1.750% 06/01/23**...........................................        5,500
   8,400    Piedmont Municipal Power Agency South Carolina Revenue
              Refunding, Series 1997C, (MBIA Insured, Credit Suisse First
              Boston SBPA),
              1.700% 01/01/19**...........................................        8,400
  13,325    South Carolina Housing and Development Authority, Mortgage
              Revenue Notes, Series 2002B, AMT, (AMBAC Insured),
              1.570% 10/01/03.............................................       13,325
   3,300    South Carolina Jobs Economic Development Authority Development
              Revenue, (Spartanburg YMCA Project) Series 1996, (First
              Union National Bank LOC),
              1.750% 06/01/18**#..........................................        3,300
   4,500    South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Pine River Plastics Inc. Project)
              Series 2000, AMT, (Comerica Bank LOC),
              1.800% 03/01/11**...........................................        4,500
   6,300    South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Raynor USA Southeast Project) Series
              2000, AMT, (LaSalle Bank, N.A. LOC),
              1.760% 05/01/20**...........................................        6,300
  24,995    South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (St. Francis Bon Secours Hospital
              Project) Series 2000PT-503, (Merrill Lynch Guarantee SBPA),
              1.900% 11/15/30**#..........................................       24,995
   7,435    South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Thompson Steel Company, Inc. Project)
              Series 2000, AMT, (Fleet National Bank, N.A. LOC),
              1.800% 06/01/20**...........................................        7,435

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $   100    South Carolina Jobs Economic Development Authority Health
              Facilities Revenue, (Greenville Baptist Retirement Community
              Project) Series 1997, (Wachovia Bank of North Carolina, N.A.
              LOC),
              1.650% 10/01/19**##.........................................   $      100
   6,850    South Carolina Jobs Economic Development Authority IDR,
              (Abraham Industries LLC Project) Series 1999, AMT, (PNC
              Bank, N.A. LOC),
              1.850% 05/01/14**#..........................................        6,850
   2,500    South Carolina Jobs Economic Development Authority IDR, (Banks
              Construction Company Project) Series 1999, AMT, (Wachovia
              Bank of North Carolina, N.A. LOC),
              1.800% 05/01/09**...........................................        2,500
   3,455    South Carolina Jobs Economic Development Authority IDR,
              (Kravet Fabrics, Inc. Project) Series 1997, AMT, (Bank of
              New York LOC),
              1.800% 03/01/12**...........................................        3,455
   6,025    South Carolina Jobs Economic Development Authority IDR,
              (Quoizel, Inc. Project) Series 1996, AMT, (Branch Banking &
              Trust LOC),
              1.750% 05/01/16**...........................................        6,025
   6,200    South Carolina Jobs Economic Development Authority Revenue,
              (Alco-Lite Industries LLC-TechnoSteel LLC Project) Series
              1997, AMT, (Wachovia Bank of South Carolina, N.A. LOC),
              1.750% 04/01/12**...........................................        6,200
   6,400    South Carolina State Housing Finance and Development Authority
              Multi-Family Revenue Refunding, (Rental Bay Club Apartments)
              Series 2001, AMT, (General Electric Capital Corporation
              LOC),
              1.760% 06/01/21**...........................................        6,400
   4,700    University of South Carolina, Athletic Facilities Revenue,
              BAN, Series 2002,
              2.250% 11/20/02.............................................        4,705
                                                                             ----------
                                                                                147,206
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH DAKOTA -- 0.5%
 $   330    South Dakota Economic Development Financing Authority IDR
              Refunding, (Lomar Development Company Project) Series 1996B,
              AMT, (US Bank, N.A. LOC),
              2.050% 08/01/08**#..........................................   $      330
  12,065    South Dakota State Housing Development Authority, Series
              1998PT-168, AMT, (Banque Nationale de Paris SBPA),
              1.800% 05/01/27**##.........................................       12,065
                                                                             ----------
                                                                                 12,395
                                                                             ----------
            TENNESSEE -- 4.5%
   8,710    Clarksville, Tennessee Public Building Authority, Revenue,
              Series 1996, (SunTrust Bank LOC),
              1.700% 07/01/11**...........................................        8,710
  20,600    Collierville, Tennessee Industrial Development Board Revenue,
              (St. Georges High School Project) Series 2001, (AmSouth Bank
              of Alabama, N.A. LOC),
              1.740% 08/01/31**...........................................       20,600
   5,930    Franklin County, Tennessee Health and Educational Facilities
              Board Revenue, (University of the South Project) Series
              1998B, (AmSouth Bank of Alabama, N.A. LOC),
              1.780% 09/01/18**...........................................        5,930
   5,000    Franklin, Tennessee Health and Educational Facilities Board
              Revenue, (Battle Ground Academy Project) Series 2002,
              (SunTrust Bank LOC),
              1.700% 01/01/22**...........................................        5,000
  13,685    Johnson City, Tennessee Health and Educational Facilities
              Board Hospital Revenue, (Mountain States Project) Series
              2001PT-560, (Merrill Lynch Guarantee SBPA),
              1.900% 07/01/26**...........................................       13,685
   4,300    Metropolitan Government Nashville and Davidson County
              Tennessee Health and Education Facilities Board Revenue,
              (Danridge Tower II Project) Series 2002, (First Tennessee
              Bank LOC),
              1.950% 09/01/32**...........................................        4,300
   8,820    Metropolitan Government Nashville and Davidson County,
              Tennessee Health and Education Facilities Board Revenue,
              (Adventist/Sunbelt Retirement Project) Series 1996A,
              (SunTrust Bank of Central Florida LOC),
              1.700% 11/15/26**...........................................        8,820

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 6,500    Monroe County, Tennessee Industrial Development Board IDR,
              (American Transit Corporation Project) Series 1986, (Bank of
              Boston LOC),
              1.800% 08/01/06**#..........................................   $    6,500
  11,000    Montgomery County, Tennessee Public Building Authority
              Revenue, Series 1995, (SunTrust Bank LOC),
              1.700% 07/01/15**...........................................       11,000
   3,145    Shelby County, Tennessee Health Educational and Housing
              Facilities Board Multi-Family Housing Revenue, (Flag Manor
              Project) Series 1995, AMT, (FHLB Guarantee),
              1.780% 01/01/23**#..........................................        3,145
   1,300    Springfield, Tennessee Industrial Development Board Revenue,
              (All American Homes of Tennessee Project) Series 1994, AMT,
              (Bank One of Michigan, N.A. LOC),
              2.000% 11/01/09**#..........................................        1,300
   5,000    Sullivan County, Tennessee Industrial Development Board
              Revenue, (Modern Forge Company Project) Series 1990, AMT,
              (Northern Trust Company LOC),
              1.750% 07/01/10**#..........................................        5,000
   3,600    Tennessee Volunteer State Student Funding Corporation Student
              Loan Revenue, Series 1988A-1, (State Street Bank and Trust
              Company LOC),
              1.700% 12/01/23**...........................................        3,600
  15,400    Tennessee Volunteer State Student Funding Corporation Student
              Loan Revenue, Series 1998A-2, AMT, (State Street Bank and
              Trust Company LOC),
              1.700% 12/01/23**...........................................       15,400
                                                                             ----------
                                                                                112,990
                                                                             ----------
            TEXAS -- 10.0%
   5,417    Austin, Texas,
              1.300% 10/04/02.............................................        5,417
   4,400    Brazos River Authority, Texas Pollution Control Revenue, (TXU
              Energy Company Project) Series 2002A, (JP Morgan Chase Bank
              LOC),
              1.800% 05/01/37**...........................................        4,400
   3,400    Calhoun County, Texas Navajo District, (Formosa Plastics
              Corporation Project) Series 2002, (JP Morgan Chase Bank
              LOC),
              1.800% 09/01/32**...........................................        3,400
   5,600    Chambers County, Texas Industrial Development Corporation
              Revenue, (Ecolochem, Inc. Project) Series 1999, AMT,
              (Wachovia Bank, N.A. LOC),
              1.750% 03/01/14**...........................................        5,600

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $10,000    Coastal Bend, Texas Health Facilities Development Corporation
              Revenue, (Incarnate Word Health Services Project) Series
              1998B, (AMBAC Insured, Bank One SBPA),
              1.720% 08/15/28**...........................................   $   10,000
  16,180    Dallas-Fort Worth, Texas International Airport Facility
              Revenue, (Flightsafety Project) Series 1999, AMT, (OBH, Inc.
              Guarantee),
              1.730% 07/01/32**...........................................       16,180
   8,185    El Paso, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Viva Apartments Project-Oakland Executive
              Center LP) Series 1993, AMT, (GE Capital Corporation
              Guarantee),
              1.800% 09/01/23**#..........................................        8,185
     680    Harris County, Texas Industrial Development Corporation IDR,
              (Forged Products, Inc. Project) Series 1996, AMT, (Bank One
              Texas, N.A. LOC),
              2.000% 05/01/03**#..........................................          680
   1,815    Hillsboro, Texas Industrial Development Corporation Revenue,
              (Lamcraft LP Project) Series 1997, AMT, (First Commercial
              Bank LOC),
              2.000% 07/01/13**...........................................        1,815
  11,200    Midlothian, Texas Industrial Development Corporation
              Environmental Facilities Revenue, (Holnam Texas Loop
              Project) Series 1999, AMT, (Bank One, Michigan LOC),
              1.750% 09/01/31**...........................................       11,200
   1,200    Nueces County, Texas Health Facilities Development Corporation
              Revenue, (Driscoll Foundation Childrens Hospital Project)
              Series 1985, (Bank One of Texas, N.A. LOC),
              1.850% 07/01/15**...........................................        1,200
   7,495    Plano, Texas Independent School District, Series 2001-Putters
              Series 178, (Texas Permanent Fund Insured, Morgan Guaranty
              Trust SBPA),
              2.000% 02/15/09**#..........................................        7,495
  17,000    Regents of the University of Texas,
              1.400% 10/15/02.............................................       17,000
   9,000    San Antonio, Texas Education Facility Corporation Revenue,
              (University of the Incarnate World Project) Series 2001,
              (Bank One Texas, N.A. LOC),
              1.790% 12/01/21**...........................................        9,000
  22,000    South Texas Higher Education Authority Revenue, Series 1997,
              AMT, (MBIA Insured, SLMA SBPA),
              1.750% 12/01/27**...........................................       22,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,800    Texas State Department Housing and Community Affairs
              Multi-Family Revenue, (High Point III Project) Series 1993,
              (FNMA Collateral Agreement),
              1.650% 02/01/23**...........................................   $    6,800
  27,500    Texas State GO, Series 2002, (Lehman Liquidity LLC SBPA),
              1.800% 08/29/03**##.........................................       27,500
  85,700    Texas State TRAN GO, Series 2002,
              2.750% 08/29/03.............................................       86,679
  10,000    Texas, Public,
              1.300% 10/04/02.............................................       10,000
                                                                             ----------
                                                                                254,551
                                                                             ----------
            UTAH -- 3.7%
   7,500    Intermountain Power Agency, Utah Power Supply Revenue, Series
              1985E, (Landesbank Hessen Thuringen),
              1.350% 07/01/14**...........................................        7,498
   2,385    Logan City, Utah Revenue, (Fixed Integrated System Income)
              Series 1999A, AMT, (First Union National Bank LOC),
              1.850% 06/01/14**...........................................        2,385
   1,500    Murray City, Utah IDR, (Zevex, Inc. Project) Series 1996, AMT,
              (Bank One Arizona, N.A. LOC),
              2.000% 10/01/16**#..........................................        1,500
   3,200    Murray City, Utah Industrial Development Authority Revenue,
              (Hunter Douglas Real Property Project) Series 1994, AMT,
              (ABN-AMRO Bank N.V. LOC),
              1.800% 09/01/14**...........................................        3,200
   7,970    Provo City, Utah Housing Authority, (Multi-Family Branbury
              Park Project) Series 1987A, (Bank One of Arizona LOC),
              1.780% 12/01/10**...........................................        7,970
  12,000    Salt Lake City, Utah TRAN, Series 2002,
              2.500% 06/30/03.............................................       12,088
  10,315    Utah Housing Corporation, Single Family Mortgage Revenue,
              Series 2002A-1, AMT, (Westdeutsche Landesbank Girozentrale
              LOC),
              1.800% 07/01/33**...........................................       10,315
  15,500    Utah Housing Corporation, Single Family Mortgage Revenue,
              Series 2002B-1, AMT, (Westdeutsche Landesbank Girozentrale
              SBPA),
              1.800% 07/01/33**...........................................       15,500
   9,150    Utah Housing Corporation, Single Family Mortgage Revenue,
              Series 2002C-2, AMT, (Westdeutsche Landesbank Girozentrale
              SBPA),
              1.800% 07/01/33**...........................................        9,150

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            UTAH -- (CONTINUED)
 $ 5,995    Utah State Housing Financing Agency Revenue, Series
              1998PT-209, AMT, (FHA Insured, VA Mortgages, Bayerische
              Hypotheken und Vereinsbank SBPA),
              1.800% 07/01/06**##.........................................   $    5,995
   7,160    Utah State, GO, Series 2002,
              3.000% 07/01/03.............................................        7,233
  10,000    Utah State, Housing Finance Agency, Single Family Mortgage
              Revenue, Series 2000C-1, AMT, (Bayerische Landesbank SBPA),
              1.800% 07/01/31**...........................................       10,000
                                                                             ----------
                                                                                 92,834
                                                                             ----------
            VERMONT -- 0.8%
  10,785    Vermont Educational and Health Buildings Financing Agency
              Revenue, (Middlebury College Project) Series 1988A,
              2.050% 11/01/27.............................................       10,785
  10,000    Vermont Industrial Development Authority Revenue, (Ryegate
              Wood Energy Company Project) Series 1990, AMT, (ABN AMRO
              Bank, N.V. LOC),
              1.800% 12/01/15**...........................................       10,000
                                                                             ----------
                                                                                 20,785
                                                                             ----------
            VIRGINIA -- 1.4%
   4,500    Fredericksburg, Virginia Industrial Development Authority
              Multi-Family Housing Revenue, (Forest Village Apartments
              Project) Series 2001A-1, AMT, (SunTrust Bank LOC),
              1.800% 01/01/33**...........................................        4,500
   3,900    Greensville County, Virginia Industrial Development Authority
              Revenue, (Perdue Farms, Inc. Project) Series 1996, AMT,
              (SunTrust Bank LOC),
              1.800% 10/01/06**#..........................................        3,900
   5,325    Madison County, Virginia Industrial Development Authority
              Revenue, (Madison Wood Preservers Project) Series 1998, AMT,
              (Wachovia Bank of North Carolina N.A. LOC),
              1.750% 06/01/13**#..........................................        5,325
  13,000    Prince William County, Virginia IDR, (Dale Scott Corporation
              Project) Series 2001, AMT, (First Union National Bank LOC),
              1.750% 12/01/21**...........................................       13,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 6,500    Suffolk, Virginia Industrial Development Authority, (Wanchese
              Fish Company Inc. Project) Series 2001, AMT, (Wachovia Bank,
              N.A. LOC),
              1.750% 04/01/26**...........................................   $    6,500
   1,075    Winchester, Virginia Industrial Development Authority Revenue,
              (Midwesco Filter Resource, Inc. Project) Series 1995,
              (Harris Trust & Savings Bank LOC),
              2.000% 08/01/07**...........................................        1,075
                                                                             ----------
                                                                                 34,300
                                                                             ----------
            WASHINGTON -- 0.2%
   6,285    Washington State Housing Financing Commission Multi-Family
              Revenue, (Monticello Park Project) Series 2001A, AMT, (US
              Bank, N.A. LOC),
              1.850% 08/01/26**...........................................        6,285
                                                                             ----------
            WEST VIRGINIA -- 1.2%
   1,200    Marion County, West Virginia County Commission Solid Waste
              Disposal Facility Revenue, (Grantown Project) Series 1990C,
              AMT, (National Westminster LOC),
              1.750% 10/01/17**...........................................        1,200
  10,000    Pleasants County, West Virginia County Commission IDR, (Simex,
              Inc. Building Project) Series 1999, AMT, (PNC Bank, N.A.
              LOC),
              1.850% 12/01/19**...........................................       10,000
  18,015    West Virginia Public Energy Authority Revenue, (Morgantown
              Energy Project) Series 1998, (FSA Insured, BNP Paribas
              SBPA),
              1.850% 01/01/03**##.........................................       18,015
                                                                             ----------
                                                                                 29,215
                                                                             ----------
            WISCONSIN -- 1.0%
   3,390    Menomonee Falls, Wisconsin Industrial Development Authority
              IDR, (Jema, LLC Project) Series 1994, AMT, (Bank One
              Milwaukee, N.A. LOC),
              2.000% 09/01/14**...........................................        3,390
   3,550    Pleasant Prairie, Wisconsin IDR, (Nucon Corporation Project)
              Series 1995, AMT, (American National Bank & Trust Company
              LOC),
              1.800% 02/01/22**...........................................        3,550
   2,500    Racine, Wisconsin Solid Waste Disposal Revenue, (Republic
              Services Inc. Project) Series 2002, (Bank One N.A. LOC),
              1.850% 08/01/37**...........................................        2,500

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $ 4,000    Sheboygan, Wisconsin IDR, (Subco Foods of Wisconsin) Series
              2002, (American National Bank and Trust LOC),
              1.980% 08/01/12**...........................................   $    4,000
   7,500    West Allis, Wisconsin Revenue (State Fair Park Exposition
              Center Project) Series 2001, (First Star Bank, N.A. LOC),
              1.740% 08/01/28**...........................................        7,500
   3,945    Wisconsin Housing and Economic Development Authority, Housing
              Revenue, Series 2000A, AMT, (MBIA Insured, Federal Home Loan
              Bank LOC),
              1.850% 05/01/32**...........................................        3,945
                                                                             ----------
                                                                                 24,885
                                                                             ----------
            TOTAL MUNICIPAL BONDS
              AND NOTES
              (Cost $2,534,273)...........................................    2,534,273
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $2,534,273*)................................   100.5%     2,534,273
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................    (0.5)%
            Cash..........................................................   $       62
            Interest receivable...........................................        7,806
            Investment advisory fee payable...............................         (240)
            Administration fee payable....................................         (107)
            Shareholder servicing and distribution fees payable...........         (466)
            Distributions payable.........................................       (2,479)
            Payable for investment securities purchased...................      (16,564)
            Accrued Trustees' fees and expenses...........................          (61)
            Accrued expenses and other liabilities........................         (345)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      (12,394)
                                                                             ----------
            NET ASSETS..........................................   100.0%    $2,521,879
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $      100
            Accumulated net realized gain on investments sold.............          140
            Paid-in capital...............................................    2,521,639
                                                                             ----------
            NET ASSETS....................................................   $2,521,879
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)





                                                                                VALUE
----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($841,680,648 / 841,705,693 shares outstanding)...............        $1.00
                                                                             ==========
            TRUST CLASS SHARES:
            ($504,324,550 / 504,266,189 shares outstanding)...............        $1.00
                                                                             ==========
            INSTITUTIONAL SHARES:
            ($116,185,418 / 116,177,058 shares outstanding)...............        $1.00
                                                                             ==========
            LIQUIDITY CLASS SHARES:
            ($57,025,598 / 57,018,394 shares outstanding).................        $1.00
                                                                             ==========
            ADVISER CLASS SHARES:
            ($203,438,261 / 203,476,253 shares outstanding)...............        $1.00
                                                                             ==========
            INVESTOR CLASS SHARES:
            ($98,796,985 / 98,831,787 shares outstanding).................        $1.00
                                                                             ==========
            MARKET CLASS SHARES:
            ($178,019,071 / 178,000,010 shares outstanding)...............        $1.00
                                                                             ==========
            DAILY CLASS SHARES:
            ($509,253,687 / 509,185,250 shares outstanding)...............        $1.00
                                                                             ==========
            SERVICE CLASS SHARES:
            ($13,001,601 / 13,000,010 shares outstanding).................        $1.00
                                                                             ==========
            INVESTOR B SHARES:
            ($65,095 / 65,089 shares outstanding).........................        $1.00
                                                                             ==========
            INVESTOR C SHARES:
            ($88,123 / 88,119 shares outstanding).........................        $1.00
                                                                             ==========

---------------

  *Aggregate cost for federal tax purposes.

 **Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2002. These securities are subject to demand features of either one, seven or thirty days.

***Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

 @@Restricted Security (see Note 5).

  #Security not registered under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ##Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations Municipal Reserves Fund had the following industry concentrations greater than 10% at September 30, 2002 (as a percentage of net assets):

Industrial Development Revenue/Pollution Control
 Revenue                                           16.51%
Education Revenue                                  14.19%
Housing Revenue                                    13.88%
Healthcare Revenue                                 11.83%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.1%
            ALABAMA -- 2.8%
 $ 8,940    ASMS Mobile, Alabama Public Educational Building Authority
              Revenue, (Alabama High School Math and Science Foundation
              Project) Series 1997, (AmSouth Bank of Alabama N.A. LOC),
              1.800% 07/01/22**...........................................   $    8,940
  20,360    Birmingham, Alabama Medical Clinic Board Revenue, (Medical
              Advancement Foundation Project) Series 2000A, (Columbus Bank
              & Trust LOC),
              2.220% 09/01/30**...........................................       20,360
   7,600    Birmingham, Alabama Medical Clinic Board Revenue, (University
              of Alabama Health Services Foundation Project) Series 2001A,
              (Columbus Bank and Trust LOC),
              1.830% 03/01/31**...........................................        7,600
  17,340    Birmingham, Alabama Special Care Facilities Financing
              Authority Revenue, (Baptist Medical Center Project) Series
              2000 PA-354, (Merrill Lynch Guarantee, Merrill Lynch SBPA),
              1.900% 11/01/02**#..........................................       17,340
  12,370    Birmingham, East Alabama Medical Center East Special Care
              Facilities Financing Authority Revenue, Series 2001 PT-569,
              (MBIA Insured, Merrill Lynch SBPA),
              1.760% 07/01/12**...........................................       12,370
  10,700    Daphne-Villa Mercy, Alabama Special Care Facilities Financing
              Authority, Revenue, (Mercy Medical Project) Series 2000,
              (Southtrust Bank N.A. LOC),
              1.700% 12/01/30**...........................................       10,700
     560    Homewood, Alabama Industrial Development Board Revenue
              Refunding, (Keebler Company Project) Series 1993, (Bank of
              New York LOC),
              1.850% 11/01/04**...........................................          560
                                                                             ----------
                                                                                 77,870
                                                                             ----------
            ALASKA -- 0.7%
   9,995    Alaska State Housing Finance Corporation Housing Revenue,
              Series 1998 PA-332, (MBIA Insured, Merrill Lynch Capital
              Services SBPA),
              1.750% 12/01/19**#..........................................        9,995
  10,250    North Slope Borough, Alaska GO, Series 1992A, (MBIA Insured),
              1.530%*** 06/30/03..........................................       10,134
                                                                             ----------
                                                                                 20,129
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ARIZONA -- 1.3%
 $14,100    Maricopa County, Arizona Pollution Control Corporation PCR,
              (Arizona Public Service Company Project) Series 1994C,
              (Toronto Dominion Bank LOC),
              2.000% 05/01/29**...........................................   $   14,100
  20,450    Scottsdale, Arizona Industrial Development Authority Revenue,
              (Notre Dame Prepatory School Project) Series 2001A, (Bank
              One Arizona LOC),
              1.750% 05/01/21**...........................................       20,450
                                                                             ----------
                                                                                 34,550
                                                                             ----------
            CALIFORNIA -- 2.7%
  19,725    California Higher Education Loan Authority Inc., Student Loan
              Revenue Refunding, Sr. Lien, Series 1992A-1, (SLMA
              Guarantee),
              1.400% 10/01/02.............................................       19,725
  21,000    California State, RAN, Series 2002A,
              1.800% 10/25/02.............................................       21,001
   8,500    California State, RAN, Series 2002B,
              2.500% 10/25/02.............................................        8,505
  10,000    Los Angeles, California ,TRAN,
              3.000% 06/30/03.............................................       10,106
  15,200    Los Angeles, California Unified School District TRAN, Series
              2002A,
              2.500% 07/01/03.............................................       15,292
                                                                             ----------
                                                                                 74,629
                                                                             ----------
            COLORADO -- 4.9%
   8,100    Arapahoe County, Colorado Multi-Family Revenue Refunding,
              (Hunters Run Project) Series 2001, (FHLMC Liquidity
              Facility),
              1.700% 08/01/31**...........................................        8,100
  13,075    Colorado Housing and Finance Authority, Single Family Mortgage
              Revenue, Series 2002, (Federal Home Loan Bank SBPA),
              1.700% 11/01/21**...........................................       13,075
  10,000    Colorado Springs, Colorado Utilities Revenue Refunding, Series
              2001,
              4.500% 11/15/02.............................................       10,038
  35,000    Colorado State, TRAN, Series 2002A,
              3.000% 06/27/03.............................................       35,381
   2,350    Colorado, Health Facilities Authority Revenue, (Lenoir Health
              Facilities Project) Series 2001A, (KBC Bank NV LOC),
              1.700% 02/15/31**...........................................        2,350
   7,965    Denver City and County, Colorado Multi-Family Housing Revenue
              Refunding, (Regency Park Project) Series 1989B, (Commerzbank
              A.G. LOC),
              1.850% 12/15/14**...........................................        7,965

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 5,655    Douglas County, Colorado School District Number 1, Series
              2001, Putable Receipts-163, (MBIA Insured, Morgan Guaranty
              SBPA),
              2.000% 06/15/09**##.........................................   $    5,655
   5,305    El Paso County, Colorado Multi-Family Housing Revenue
              Refunding, (Briarglen Apartments Project) Series 1995,
              (FHLMC Guarantee),
              1.650% 12/01/24**...........................................        5,305
   6,750    El Paso County, Colorado School District No. 11 Colorado
              Springs, TAN, Series 2002,
              2.500% 06/30/03.............................................        6,803
  35,315    Moffat County, Colorado PCR, (Tri-State Colorado-Utah Electric
              Cooperative Project) Series 1984, (AMBAC Insured, Societe
              Generale SBPA),
              1.900% 07/01/10**...........................................       35,315
   1,800    Pitkin County, Colorado Industrial Development Authority
              Revenue Refunding, (Aspen Skiing Project) Series 1994A,
              (First National Bank of Chicago LOC),
              2.000% 04/01/16**##.........................................        1,800
   3,230    Thorton, Colorado Water Refunding GO, Series 2002, (FSA
              Insured),
              3.000% 12/01/02.............................................        3,239
                                                                             ----------
                                                                                135,026
                                                                             ----------
            DELAWARE -- 2.2%
  24,900    Delaware State Economic Development Authority Revenue,
              (Hospital Billing and Collection Services, Inc. Project)
              Series 1985A, (AMBAC Insured, Morgan Stanley SBPA),
              1.700% 12/01/15**...........................................       24,900
  35,005    Delaware State Economic Development Authority Revenue,
              (Hospital Billing and Collection Services, Inc. Project)
              Series 1985C, (AMBAC Insured, Morgan Stanley SBPA),
              1.650% 12/01/15**...........................................       35,005
                                                                             ----------
                                                                                 59,905
                                                                             ----------
            FLORIDA -- 4.0%
   9,475    Dade County, Florida Special Revenue, (Youth Fair and
              Exposition Project) Series 1995, (SunTrust Bank of Central
              Florida LOC),
              1.700% 08/01/15**...........................................        9,475
  23,140    Florida Housing Finance Agency Multi-Family Housing Revenue,
              (Kings Colony Associates Ltd. Project) Series 1988D, (Credit
              Suisse First Boston LOC),
              1.750% 08/01/06**...........................................       23,140

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $17,715    Florida State Board Education Lottery Revenue, Series 2000,
              Putable Receipts-222, (FGIC Insured, Morgan Guaranty Trust
              SBPA),
              1.780% 07/01/17**#..........................................   $   17,715
  30,000    Gulf Breeze, Florida Healthcare Facilities Revenue, (Heritage
              Healthcare Project) Series 1999, (Anchor National Life
              Insurance Company Guaranty Agreement SBPA),
              1.830% 01/01/24**##.........................................       30,000
   3,645    Manatee County, Florida Housing Finance Authority,
              Multi-Family Mortgage Revenue, (Hampton Court Project)
              Series 1989A, (Credit Suisse First Boston LOC),
              1.650% 06/01/07**#..........................................        3,645
  10,500    Miami, Florida Health Facilities Authority Health Facilities
              Revenue, (Miami Jewish Home and Hospital Project) Series
              1996, (SunTrust Bank Miami LOC),
              1.700% 12/01/16**...........................................       10,500
  10,000    Orange County, Florida Industrial Development Authority IDR,
              (Bishop Moore High School Project) Series 2000, (SunTrust
              Bank LOC),
              1.700% 10/01/25**...........................................       10,000
   2,400    St. Lucie County, Florida IDR Refunding, (Florida Convalescent
              Centers Project) Series 1988, (Toronto Dominion Bank LOC),
              1.450% 01/01/11**...........................................        2,400
   3,900    Sunshine State, Florida,
              1.450% 10/11/02.............................................        3,900
                                                                             ----------
                                                                                110,775
                                                                             ----------
            GEORGIA -- 7.9%
  18,000    Albany-Dougherty County, Georgia Hospital Authority, Revenue
              Anticipation Certificates, (Phoebe Hospital Project) Series
              2002, (AMBAC Insured, Regions Bank SBPA),
              1.900% 09/01/32**...........................................       18,000
   5,200    Bibb County, Georgia Development Authority Revenue, (First
              Presbyterian Day School Project) Series 1999, (SunTrust Bank
              of Georgia LOC),
              1.700% 05/01/19**##.........................................        5,200
  13,100    Clayton County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (Southern Regional Medical Center
              Project) Series 1998B, (SunTrust Bank LOC),
              1.700% 08/01/19**...........................................       13,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 5,000    Cobb County, Georgia Development Authority Revenue, (North
              Cobb Christian School Project) Series 1998A, (Branch Banking
              and Trust LOC),
              1.650% 03/01/15**...........................................   $    5,000
   3,200    Cobb County, Georgia Residential Care Facilities Elderly
              Authority, (North Georgia Presbyterian Homes, Inc. Project)
              Series 1993, (SunTrust Bank LOC),
              1.700% 08/01/18**#..........................................        3,200
  14,285    Cobb-Marietta, Georgia Coliseum and Exhibit Hall Authority
              Revenue, Jr. Lien, Series 1996A, (MBIA Insured, SunTrust
              Bank SBPA),
              1.600% 10/01/26**#..........................................       14,285
   9,630    Columbia County, Georgia Residential Care Facilities for the
              Elderly Authority Revenue, (Augusta Residential Center on
              Aging Project) Series 1994, (SunTrust Bank LOC),
              1.700% 01/01/21**#..........................................        9,630
  20,500    Columbus, Georgia Hospital Authority Revenue, (St. Francis
              Hospital Inc., Project) Series 2000A, (Columbus Bank & Trust
              LOC),
              1.830% 01/01/31**...........................................       20,500
   2,250    Columbus, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Quail Ridge Project) Series 1988,
              (Columbus Bank & Trust LOC),
              1.850% 02/01/05**...........................................        2,250
   2,195    Columbus, Georgia Industrial and Port Development Commission
              Revenue Refunding, (Parisian, Inc. Project) Series 1995,
              (Columbus Bank & Trust LOC),
              2.100% 04/01/07**##.........................................        2,195
   4,280    DeKalb County, Georgia Development Authority Industrial
              Educational Revenue, (Catholic School Properties, Inc.
              Project) Series 1999, (Wachovia Bank, N.A. LOC),
              1.650% 04/01/24**#..........................................        4,280
   6,115    DeKalb County, Georgia Development Authority Revenue,
              (American Cancer Society, Inc. Project) Series 1988,
              (SunTrust Bank LOC),
              1.700% 05/01/13**#..........................................        6,115
   2,260    DeKalb County, Georgia Hospital Authority Revenue Anticipation
              Certificates, (DeKalb Medical Center, Inc. Project) Series
              1994, (SunTrust Bank LOC),
              1.700% 09/01/09**#..........................................        2,260

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $10,650    DeKalb County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook Project) Series 1995, (FNMA
              Collateral Agreement),
              1.700% 06/15/25**...........................................   $   10,650
   5,100    DeKalb County, Georgia Industrial Development Authority IDR,
              (A.G. Rhodes Home Inc. Project) Series 1996, (SunTrust Bank
              LOC),
              1.700% 03/01/21**#..........................................        5,100
   5,000    Floyd County, Georgia Development Authority University and
              College Improvement Revenue, (Berry College, Inc. Project)
              Series 1999, (SunTrust Bank LOC),
              1.700% 03/01/24**...........................................        5,000
   2,900    Fulton County, Georgia Development Authority Revenue, (Spelman
              College Project) Series 1996, (SunTrust Bank LOC),
              1.700% 06/01/16**...........................................        2,900
  15,000    Gainesville, Georgia Redevelopment Authority Educational
              Facilities Revenue, (Riverside Military Project) Series
              1999, (Wachovia Bank of North Carolina, N.A. LOC),
              1.650% 07/01/24**...........................................       15,000
   7,500    Gwinnett County, Georgia Industrial Development Authority IDR,
              (United Stationers Company Project) Series 1990, (PNC Bank
              of Ohio, N.A. LOC),
              1.750% 12/31/02**#..........................................        7,500
   9,225    Marietta, Georgia Housing Authority Multi-Family Revenue,
              (Winterset Apartments Project) Series 1996P, (FNMA
              Collateral Agreement),
              1.650% 02/01/26**...........................................        9,225
  13,900    Municipal Electric Authority of Georgia, (Project Number One)
              Series 2000C, (Bayerische Landesbank Girozentrale LOC,
              Landesbank Hessen-Thueringen Girozentrale LOC, Westdeutsche
              Landesbank Girozentrale LOC),
              1.550% 01/01/20**...........................................       13,900
   1,000    Newton County, Georgia Industrial Development Authority IDR,
              (H.B. Fuller Company Project) Series 1984, (Banc One, N.A.
              LOC),
              1.850% 12/01/04**...........................................        1,000
   9,095    Richmond County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (University Health Services, Inc.
              Project) Series 1999, (SunTrust Bank LOC),
              1.700% 01/01/19**...........................................        9,095

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 8,600    Smyrna, Georgia Housing Authority Multi-Family Housing
              Revenue, (Gardens of Post Village Apartment Project) Series
              1996, (FNMA Collateral Agreement),
              1.700% 06/01/25**...........................................   $    8,600
  18,400    Smyrna, Georgia Housing Authority Multi-Family Housing
              Revenue, (Post Apartment Homes-Post Valley, LP Project)
              Series 1995, (FNMA Collateral Agreement),
              1.700% 06/01/25**#..........................................       18,400
   5,150    Worth County, Georgia Industrial Development Authority Revenue
              Refunding, (Seabrook Enterprises, Inc. Project) Series
              1996A, (Harris Trust and Savings Bank LOC),
              1.700% 08/01/23**#..........................................        5,150
                                                                             ----------
                                                                                217,535
                                                                             ----------
            ILLINOIS -- 14.1%
   2,700    Chicago, Illinois O'Hare International Airport Authority
              Revenue, (American Airlines, Inc. Project) Series 1983B,
              (Bayerische Hypotheken und Vereinsbank LOC),
              2.050% 12/01/17**...........................................        2,700
   3,080    Chicago, Illinois O'Hare International Airport Revenue,
              (General Airport Project) Second Lien, Series 1994C,
              (Societe Generale LOC),
              1.650% 01/01/18**...........................................        3,080
  15,100    Du Page County, Illinois Revenue, (Benedictine University
              Building Project) Series 1999, (LaSalle National Bank, N.A.
              LOC),
              1.690% 07/01/24**...........................................       15,100
   1,715    Illinois Development Finance Authority IDR Refunding, (St.
              Xavier University Project) Series 1992, (American National
              Bank & Trust Company LOC),
              1.700% 10/01/12**...........................................        1,715
   6,600    Illinois Development Finance Authority Revenue, (American
              Academy of Dermatology Project) Series 2001, (American
              National Bank & Trust LOC),
              1.850% 04/01/21**...........................................        6,600
   4,465    Illinois Development Finance Authority Revenue, (Little City
              Foundation Project) Series 1994, (LaSalle National Bank
              LOC),
              1.700% 02/01/19**...........................................        4,465

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $37,700    Illinois Development Finance Authority Revenue, (Lyric Opera
              of Chicago Project) Series 1994, (Northern Trust Company
              LOC, Bank One of Michigan LOC, Harris Trust & Savings Bank
              LOC),
              1.650% 12/01/28**...........................................   $   37,700
   8,900    Illinois Educational Facilities Authority Revenue, (Arts Club
              of Chicago Project) Series 1996, (Northern Trust Company
              LOC),
              1.650% 01/01/26**...........................................        8,900
   6,100    Illinois Educational Facilities Authority Revenue, (Chicago
              Historical Society Project) Series 1985, (Northern Trust
              Company LOC),
              1.650% 12/01/25**#..........................................        6,100
  12,600    Illinois Educational Facilities Authority Revenue, (John F.
              Kennedy Healthcare Foundation Project) Series 1995, (LaSalle
              National Bank LOC),
              1.650% 12/01/25**...........................................       12,600
   8,235    Illinois Educational Facilities Authority Revenue, (Museum of
              Science and Industry Project) Series 1992, (First National
              Bank of Chicago LOC),
              1.700% 10/01/26**...........................................        8,235
  16,469    Illinois Educational Facilities Authority Revenue,
              (Northwestern University Project) Series 1988, (Northern
              Trust Company SBPA),
              1.700% 03/01/28**...........................................       16,469
  13,210    Illinois Educational Facilities Authority Revenue, (University
              Pooled Financing Project) Series 1985, (FGIC Insured, First
              National Bank of Chicago SBPA),
              1.650% 12/01/05**...........................................       13,210
  11,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project) Series 1985B,
              1.850% 08/15/15**...........................................       11,000
   4,000    Illinois Health Facilities Authority Revenue, (Gottlieb Health
              Resources, Inc. Project) Series 1994, (Harris Trust &
              Savings Bank LOC),
              1.650% 11/15/24**...........................................        4,000
  40,000    Illinois Health Facilities Authority Revenue, (Resurrection
              Healthcare Project) Series 1999B, (FSA Insured, LaSalle
              National Bank, N.A. SBPA),
              1.700% 05/15/29**...........................................       40,000
   8,000    Illinois Health Facilities Authority Revenue, (Revolving Fund
              Pooled Project) Series 1985C, (First National Bank of
              Chicago LOC),
              1.700% 08/01/15**...........................................        8,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 9,000    Illinois Health Facilities Authority Revenue, (Sacramento
              Development Association-Park Plaza Center Project) Series
              1996, (LaSalle National Bank LOC),
              1.650% 09/15/20**...........................................   $    9,000
  37,000    Illinois Health Facilities Revenue,
              1.400% 01/23/03@@...........................................       37,000
  27,000    Illinois Health Facilities Revenue,
              1.380% 01/30/03.............................................       27,000
  15,500    Illinois State Development Finance Authority Economic
              Development Revenue, (Roosevelt University Project) Series
              1995, (American National Bank & Trust Company LOC),
              1.700% 04/01/25**...........................................       15,500
   2,500    Illinois State Revenue Anticipation Certificates, Series 2002,
              2.500% 05/15/03.............................................        2,516
  13,500    Illinois State, RAN, Series 2002,
              3.000% 06/15/03.............................................       13,640
   3,265    Illinois, Metropolitan Pier & Exposition Authority, Series
              2002, (MBIA Insured, JP Morgan Chase Liquidity Facility),
              1.830% 06/15/22**##.........................................        3,265
  13,700    Kane County, Illinois Educational Facilities Revenue,
              (Glenwood School for Boys Project) Series 1993, (Harris
              Trust & Savings Bank LOC),
              1.650% 02/01/28**...........................................       13,700
  23,500    Lisle, Illinois Multi-Family Housing Revenue, (Ashley of Lisle
              Project) Series 1987, (FHLMC Guarantee),
              1.700% 12/15/25**#..........................................       23,500
   4,885    Mount Morris, Illinois Revenue, (Brethren Home Project) Series
              1997, (LaSalle National Bank LOC),
              1.760% 06/01/27**...........................................        4,885
   7,200    Mundelein, Illinois IDR Refunding, (1200 Town Line Road
              Project) Series 1992, (Northern Trust Company LOC),
              1.650% 01/01/06**...........................................        7,200
   7,000    Oak Forest, Illinois Revenue, (Homewood Pool-South Suburban
              Mayors Project) Series 1989, (Bank One, N.A. LOC),
              1.700% 07/01/24**...........................................        7,000
  15,550    St. Clair County, Illinois Industrial Building Revenue
              Refunding, (Winchester Apartments Project) Series 1994,
              (FNMA Collateral Agreement),
              1.680% 08/20/32**...........................................       15,550

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 6,025    Will County, Illinois Community United School District No.
              365, Series 2002, (FSA Insured, JP Morgan Chase Liquidity
              Facility),
              1.830% 11/01/15**##.........................................   $    6,025
                                                                             ----------
                                                                                385,655
                                                                             ----------
            INDIANA -- 3.5%
     505    Evansville, Indiana IDR Refunding, (Keebler Company Project)
              Series 1993, (Bank of New York LOC),
              1.850% 06/01/04**...........................................          505
   6,610    Indiana Health Facilities Financing Authority Hospital
              Revenue, (Clarian Health Obligations Group Project) Series
              2000B, (Chase Manhattan Bank SBPA),
              2.050% 03/01/30**...........................................        6,610
   5,000    Indiana Health Facilities Financing Authority Revenue,
              (Ascension Health Credit Group Project) Series 2001A-1,
              1.830% 11/15/36**...........................................        5,000
  30,000    Indiana Health Facilities Financing Authority, Revenue, Series
              2001GP-A-3, Mandatory Put 03/04/03,
              1.800% 11/15/36.............................................       30,000
  14,900    Indiana State Development Finance Authority Economic
              Development Educational Facilities Revenue, (Indiana
              Historical Society Project) Series 1997, (Bank One Michigan,
              N.A. LOC),
              1.700% 08/01/31**#..........................................       14,900
   8,880    Indiana State Development Finance Authority IDR, (Indiana
              University Foundation Project) Series 1998, (National City
              Bank LOC),
              1.850% 08/01/18**#..........................................        8,880
  13,000    Indiana State Development Finance Authority Revenue,
              (Indianapolis Museum of Art Project) Series 2002, Bank One
              N.A. LOC),
              1.700% 02/01/37**...........................................       13,000
   4,900    Indianapolis, Indiana Economic Development Revenue, (Edgecomb
              Metals Company Project) Series 1983, (Wells Fargo Bank LOC),
              1.650% 12/01/08**...........................................        4,900
   4,860    St. Joseph County, Indiana Economic Development Revenue,
              (Brothers of the Holy Cross Project) Series 1997, (Key Bank,
              N.A. LOC),
              1.800% 09/01/17**#..........................................        4,860

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 6,600    Terre Haute, Indiana Economic Development Revenue, (First
              Financial Corporation Project) Series 1985, (First National
              Bank of Chicago LOC),
              1.700% 12/01/15**...........................................   $    6,600
                                                                             ----------
                                                                                 95,255
                                                                             ----------
            IOWA -- 0.6%
   4,700    Iowa Higher Education Loan Authority Revenue, (Educational
              Loan Private College Facilities Project) Series 1985, (MBIA
              Insured, Chase Manhattan SBPA),
              1.750% 12/01/15**...........................................        4,700
  12,500    Iowa State School Cash Anticipation Program, Series 2002B,
              (FSA State Aid Withholding),
              2.250% 01/30/03.............................................       12,518
                                                                             ----------
                                                                                 17,218
                                                                             ----------
            KENTUCKY -- 0.7%
   9,100    Jefferson County, Kentucky Multi-Family Housing Revenue
              Refunding, (Canter Chase Apartments Project) Series 2002,
              (Freddie Mac Liquidity Facility),
              1.590% 06/01/32**...........................................        9,100
   4,775    Mayfield, Kentucky Multi-City Lease Revenue, Kentucky League
              of Cities Funding Trust, Series 1996, (PNC Bank LOC),
              1.800% 07/01/26**...........................................        4,775
   5,600    Middletown, Kentucky Revenue, (Christian Academy Louisville
              Project) Series 1997, (Bank One of Kentucky, N.A. LOC),
              1.850% 07/01/22**#..........................................        5,600
                                                                             ----------
                                                                                 19,475
                                                                             ----------
            LOUISIANA -- 3.9%
   2,100    East Baton Rouge Parish, Louisiana PCR Refunding, (Exxon
              Project) Series 1993, (Exxon Guarantee),
              2.000% 03/01/22**...........................................        2,100
   8,300    Lake Charles, Louisiana Harbor and Terminal District Revenue,
              (Citgo Petroleum Corporation Project) Series 1984,
              (Westdeutsche Landesbank Girozentrale LOC),
              1.700% 08/01/07**...........................................        8,300
  25,925    Louisiana Public Facilities Authority PCR, (Ciba-Geigy
              Corporation Project) Series 1985, (UBS AG LOC),
              1.650% 12/01/04**...........................................       25,925
  11,660    Louisiana Public Facilities Authority Revenue,
              (Inter-Community Health Care Project) Series 1999, (Bank of
              New York LOC),
              1.700% 04/01/21**#..........................................       11,660

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
 $ 7,700    Louisiana Public Facilities Authority Revenue, (Kingston
              Village Apartments Project) Series 1988, (FNMA Collateral
              Agreement),
              1.740% 06/15/31**...........................................   $    7,700
   3,795    Louisiana Regional Transportation Authority, Certificates of
              Participation, Series 2002, (MBIA Insured),
              3.000% 05/01/03.............................................        3,827
   7,630    Louisiana State Port Harbor and Offshore Terminal Authority
              Deepwater Port Revenue Refunding, (1st Stage Loop Inc.
              Project) Series 1986, (Suntrust Bank Nashville LOC),
              2.000% 09/01/06**...........................................        7,630
  15,550    Louisiana State Port Harbor and Offshore Terminal Authority
              Deepwater Port Revenue Refunding, (Loop Income First Stage
              Project) Series 1991A, (Bank One Louisiana N.A. LOC),
              1.700% 09/01/08**...........................................       15,550
  20,000    Louisiana State Port Harbor and Offshore Terminal Authority
              Deepwater Revenue Refunding, (Loop Project) Series 1997A,
              (Bank One Louisiana, N.A. LOC),
              1.700% 09/01/17**...........................................       20,000
   4,705    Upper Pontalba, Louisiana Building Restoration Corporation
              Revenue Refunding, (Upper Pontalba Building Project) Series
              1996, (Bank One Louisiana, N.A. LOC),
              1.850% 12/01/16**...........................................        4,705
                                                                             ----------
                                                                                107,397
                                                                             ----------
            MAINE -- 0.4%
  10,000    Maine State TAN, GO,
              2.250% 06/30/03.............................................       10,055
                                                                             ----------
            MARYLAND -- 1.7%
   9,100    Baltimore County, Maryland Economic Development Revenue, (Blue
              Circle, Inc. Project) Series 1992, (Den Danske Bank LOC),
              1.750% 12/01/17**...........................................        9,100
  17,000    Baltimore, Maryland GO, Series 2001A, (FGIC Insured, Toronto
              Dominion SBPA),
              1.650% 10/01/22**...........................................       17,000
   3,300    Baltimore, Maryland Port Facilities Revenue, (Occidental
              Petroleum Corporation Project) Series 1981, (BNP Paribas
              LOC),
              1.350% 10/14/11**...........................................        3,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $18,790    Westminster, Maryland Educational Facilities Revenue, (Western
              Maryland College Project) Series 2000, (Wachovia Bank, N.A.
              LOC),
              1.650% 04/01/30**...........................................   $   18,790
                                                                             ----------
                                                                                 48,190
                                                                             ----------
            MICHIGAN -- 4.1%
   7,500    Grand Rapids, Michigan Economic Development Corporation IDR
              Refunding, (Baker, Knapp and Tubbs, Inc. Project) Series
              1992, (Wachovia Bank, N.A. LOC),
              1.650% 06/01/12**#..........................................        7,500
   2,635    Jackson County, Michigan Economic Development Corporation IDR
              Refunding, (Jackson Associates, LLC Project) Series 1994,
              (Bank One of Dayton, N.A. LOC),
              1.850% 10/01/14**#..........................................        2,635
  35,000    Michigan Municipal Board Authority Revenue, Series 2002C-2,
              (JP Morgan Chase and Company LOC),
              2.250% 08/22/03.............................................       35,246
  25,000    Michigan State Building Authority Revenue, Multi-Modal
              Facility Program, Series 2002, (Westdeutsche Landesbank
              SBPA),
              1.400% 10/15/36**...........................................       25,000
   7,800    Michigan State Housing Development Authority Housing Revenue,
              (Shoal Creek Project) Series 1985, (Bank One Michigan LOC),
              1.650% 10/01/07**...........................................        7,800
  35,000    Michigan State, GAN, Series 2002C, (FSA Insured, Dexia Credit
              Local de France SBPA),
              1.750% 09/15/09**...........................................       35,000
                                                                             ----------
                                                                                113,181
                                                                             ----------
            MINNESOTA -- 0.8%
   5,340    Minneapolis, Minnesota Community Development Agency Revenue,
              (Arena Acquisition Project) Series 1995A, (US Bank, N.A.
              LOC),
              1.750% 10/01/24**...........................................        5,340
  16,115    Minnesota State GO, Series 2002,
              2.500% 08/01/03.............................................       16,241
                                                                             ----------
                                                                                 21,581
                                                                             ----------
            MISSISSIPPI -- 0.3%
   9,200    University of Mississippi Educational Building Corporation
              Revenue, (Campus Improvements Project) Series 2000, (MBIA
              Insured, AmSouth Bank, N.A. SBPA),
              1.750% 10/01/20**...........................................        9,200
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MISSOURI -- 5.6%
 $ 6,000    Berkeley, Missouri Industrial Development Authority IDR,
              (Flightsafety International, Inc. Project) Series 1984,
              (Wachovia Bank, N.A. LOC),
              1.630% 09/01/04**#..........................................   $    6,000
  23,500    Curators University, Missouri, Series 2002-2003,
              3.000% 06/30/03.............................................       23,743
   7,995    Kansas City, Missouri Industrial Development Authority
              Multi-Family Housing Revenue Refunding, (Willow Creek IV
              Apartments Project) Series 1995, (FNMA Collateral
              Agreement),
              1.650% 09/01/25**...........................................        7,995
  18,400    Kansas City, Missouri Industrial Development Authority
              Multi-Family Housing Revenue, (Timberlane Village Associates
              Project) Series 1986, (UBS AG LOC),
              1.780% 06/01/27**...........................................       18,400
  58,415    Missouri State Development Finance Board Lease Revenue,
              (Missouri Association of Utilities Lease Pool Project)
              Series 1999, (TransAmerica Life and Annuity Guarantee),
              1.780% 12/01/22**...........................................       58,415
   8,765    Platte County, Missouri Industrial Development Authority
              Multi-Family Housing Revenue Refunding, (Wexford Place
              Project) Series 1996, (Bank One Texas, N.A. LOC),
              1.780% 04/01/28**#..........................................        8,765
  25,000    St. Charles County, Missouri Industrial Development Authority,
              Industrial Revenue Refunding, (Country Club Apartments
              Project) Series 1994, (Fannie Mae LOC),
              1.680% 07/15/32**...........................................       25,000
   5,000    St. Louis, Missouri Industrial Development Authority Revenue
              Refunding, (Wetterau, Inc. Project) Series 1989, (PNC Bank,
              N.A. LOC),
              1.750% 05/01/09**#..........................................        5,000
                                                                             ----------
                                                                                153,318
                                                                             ----------
            NEVADA -- 0.0%+
   1,000    Clark County, Nevada GO, School District Revenue, Series
              2001B, (FSA Insured),
              1.900% 06/15/21**...........................................        1,000
                                                                             ----------
            NEW JERSEY -- 2.0%
  55,000    New Jersey State, TRAN, Series 2002,
              3.000% 06/12/03.............................................       55,568
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW MEXICO -- 0.1%
 $ 3,100    Albuquerque, New Mexico Revenue Refunding, (Charter Hospital
              Inc. Project) Series 1992, (Chase Manhattan Bank LOC),
              1.650% 03/01/14**...........................................   $    3,100
                                                                             ----------
            NEW YORK -- 2.5%
   2,800    Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (Hillside Childrens Center Project)
              Series 1998, (Key Bank, N.A. LOC),
              1.800% 08/01/18**#..........................................        2,800
  10,000    New York City, New York Transitional Finance Authority
              Revenue, (New York City Recovery Notes Project) Series
              2001A,
              3.250% 10/02/02.............................................       10,000
  47,600    New York City, New York Transitional Finance Authority
              Revenue, Series 2002-4,
              2.500% 02/26/03.............................................       47,771
   6,500    New York State GO, Series 2000B, (Dexia Credit Local de France
              LOC), Mandatory Put 08/07/03 @ 100,
              1.500% 03/15/30**...........................................        6,500
     450    New York State Power Authority Revenue and General Purpose,
              GO, Series 1985, (First Union National Bank LOC, Bank of
              Nova Scotia LOC, Toronto Dominion Bank LOC),
              2.900% 03/01/20**...........................................          456
                                                                             ----------
                                                                                 67,527
                                                                             ----------
            NORTH CAROLINA -- 3.4%
   5,000    Charlotte, North Carolina GO, Series 2002,
              3.000% 07/01/03.............................................        5,058
  14,400    Henderson County, North Carolina Hospital Revenue, (Margaret R
              Pardee Memorial Hospital Project) Series 2001, (Branch
              Banking & Trust LOC),
              1.650% 10/01/21**...........................................       14,400
   8,200    Lenoir County, North Carolina Hospital Revenue, (Lenoir
              Memorial Hospital Project) Series 1998, (Wachovia Bank of
              North Carolina, N.A. LOC),
              1.650% 10/01/12**...........................................        8,200
   7,700    New Hanover County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue Refunding,
              (Corning, Inc. Project) Series 1997, (Wachovia Bank of
              Georgia, N.A. LOC),
              1.650% 05/01/10**...........................................        7,700

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 4,580    North Carolina Capital Facilities Financing Agency,
              Educational Facilities Revenue, (Barton College Project)
              Series 2001, (Branch Banking & Trust LOC),
              1.650% 02/01/13**...........................................   $    4,580
  12,200    North Carolina Educational Facilities Financing Agency
              Revenue, (Ravenscroft School Project) Series 2000, (Wachovia
              Bank, N.A. LOC),
              1.650% 08/01/20**...........................................       12,200
   9,810    North Carolina Educational Facilities Financing Agency
              Revenue, (Roman Catholic Diocese of Charlotte Project)
              Series 2000, (Wachovia Bank, N.A. LOC),
              1.650% 06/01/17**...........................................        9,810
   5,500    North Carolina Medical Care Commission Hospital Revenue,
              (Lexington Memorial Hospital Project) Series 1997, (Wachovia
              Bank, N.A. LOC),
              1.950% 04/01/10**...........................................        5,500
   8,100    North Carolina Medical Care Commission Retirement Community
              Revenue, (Adult Communities Project) Series 1996, (LaSalle
              National Bank LOC),
              1.700% 11/15/09**...........................................        8,100
  11,000    North Carolina Medical Care Commission Retirement Facilities
              Revenue, (Aldersgate Project) Series 2001, (Branch Banking &
              Trust LOC),
              1.750% 01/01/31**...........................................       11,000
   7,500    North Carolina State Medical Care Commission Community Health
              Care Facilities Revenue, (Carolina Village Inc. Project)
              Series 1998, (Wachovia Bank of North Carolina, N.A. LOC),
              1.650% 10/01/18**#..........................................        7,500
                                                                             ----------
                                                                                 94,048
                                                                             ----------
            OHIO -- 1.0%
   1,600    Lucas County, Ohio Facilities Improvement Revenue, (Toledo
              Zoological Society Project) Series 1997, (Key Bank, N.A.
              LOC),
              1.700% 10/01/05**#..........................................        1,600
   8,000    Montgomery County, Ohio Economic Development Revenue, (The
              Dayton Art Institute Project) Series 1996, (National City
              Bank LOC),
              1.700% 05/01/26**...........................................        8,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $16,200    Muskingum County, Ohio Hospital Facilities Revenue Refunding,
              (Genesis Healthcare System Project) Series 2000, (National
              City Bank LOC),
              1.700% 12/01/20**...........................................   $   16,200
   1,200    Ohio State Air Quality Development Authority Revenue,
              (Cincinatti Gas and Electic Project) Series 1985A, (Morgan
              Guaranty Trust LOC),
              2.100%USD 12/01/15**........................................        1,200
     995    Summit County, Ohio IDR Refunding, (Keebler Company Project)
              Series 1993, (Bank of New York LOC),
              1.850% 03/01/05**...........................................          995
                                                                             ----------
                                                                                 27,995
                                                                             ----------
            OKLAHOMA -- 1.5%
   3,085    Oklahoma State Industrial Authority Revenue Refunding,
              (Integris Health Obligated Group Project) Series 1999B,
              (MBIA Insured, Morgan Guaranty SBPA),
              2.050% 08/15/29**...........................................        3,085
   3,105    Oklahoma Transportation Authority, Oklahoma Turnpike Systems
              Revenue, Series 2002B, (AMBAC Insured),
              4.000% 01/01/03.............................................        3,122
  29,000    Payne County, Oklahoma Economic Development Authority Revenue,
              (Collegiate Housing Foundation Project) Series 2000A, (First
              Union National Bank LOC),
              1.800% 06/01/30**...........................................       29,000
   7,000    Tulsa County, Oklahoma Independent School District No. 001,
              Series 2000B, (AMBAC Insured),
              5.000% 08/01/03.............................................        7,197
                                                                             ----------
                                                                                 42,404
                                                                             ----------
            OREGON -- 0.3%
   7,750    Portland, Oregon TAN, Series 2002,
              2.500% 06/26/03.............................................        7,802
                                                                             ----------
            PENNSYLVANIA -- 3.4%
   8,480    Allegheny County, Pennsylvania Hospital Development Authority
              Revenue, (Dialysis Clinic Inc. Project) Series 2000,
              (Wachovia Bank, N.A. LOC),
              1.650% 12/01/19**...........................................        8,480
   2,850    Allegheny County, Pennsylvania Hospital Development Authority
              Revenue, (South Hills Healthcare Project) Series 2000A, (PNC
              Bank N.A. LOC), Mandatory Put 06/01/03 @ 100,
              1.950% 06/01/30.............................................        2,850

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 7,700    Allegheny County, Pennsylvania IDR, (United Jewish Federation
              Project) Series 1995B, (PNC Bank, N.A. LOC),
              1.750% 10/01/25**...........................................   $    7,700
   5,700    Harrisburg, Pennsylvania Authority Revenue, (Cumblerland
              Valley School Project) Series 2002B, (FSA Insured, Dexia
              Credit Local SBPA),
              1.730% 03/01/34**...........................................        5,700
   5,000    Montgomery County, Pennsylvania Industrial Development
              Authority Revenue, (Plymouth Woods Project) Series 1987,
              (PNC Bank, N.A. LOC),
              1.750% 09/01/06**#..........................................        5,000
   5,685    Philadelphia, Pennsylvania Redevelopment Authority, (The
              Presbyterian Home Project) Series 1998, (PNC Bank, N.A.
              LOC),
              1.750% 07/01/28**#..........................................        5,685
   1,410    Quakertown, Pennsylvania General Authority Revenue, (Pooled
              Financing Project) Series 1996A, (PNC Bank, N.A. LOC),
              1.650% 07/01/26**...........................................        1,410
  26,855    Quakertown, Pennsylvania General Authority Revenue, (Pooled
              Financing Project) Series 1998A, (PNC Bank, N.A. LOC),
              1.650% 06/01/28**...........................................       26,855
  30,000    Quakertown, Pennsylvania Hospital Authority Revenue, (Group
              Pooled Financing Project) Series 1985, (PNC Bank LOC),
              1.650% 07/01/05**...........................................       30,000
                                                                             ----------
                                                                                 93,680
                                                                             ----------
            SOUTH CAROLINA -- 2.0%
   8,100    Charleston, South Carolina GO, Series 2002,
              2.250% 03/14/03.............................................        8,124
  25,000    South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (St. Francis Bon Secours Hospital
              Project) Series 2000PT-503, (Merrill Lynch Guarantee SBPA),
              1.900% 11/15/30**#..........................................       25,000
   7,850    South Carolina Jobs Economic Development Authority Health
              Facilities Revenue, (Carolina Village Project) Series 2000,
              (Branch Banking & Trust LOC),
              1.650% 02/01/22**...........................................        7,850

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $10,600    South Carolina, Housing Finance and Development Authority
              Revenue Refunding, (Paces Watch Apartment Project) Series
              2000, (FNMA Collateral Agreement),
              1.650% 08/15/30**...........................................   $   10,600
   4,700    University of South Carolina, Athletic Facilities Revenue,
              BAN, Series 2002,
              2.250% 11/20/02.............................................        4,705
                                                                             ----------
                                                                                 56,279
                                                                             ----------
            TENNESSEE -- 2.2%
  10,000    Blount County, Tennessee Public Building Authority Revenue,
              (Local Government Public Improvement Project) Series 2002A,
              (AMBAC Insured, Toronto-Dominion Bank SBPA),
              1.730% 06/01/37**...........................................       10,000
   9,600    Dickson County, Tennessee Industrial Development Board
              Revenue, (The Jackson Foundation-Renaissance Learning Center
              Project) Series 1997, (SunTrust Bank of Nashville LOC),
              1.700% 11/01/12**#..........................................        9,600
   5,000    Franklin, Tennessee Health and Educational Facilities Board
              Revenue, (Battle Ground Academy Project) Series 2002,
              (SunTrust Bank LOC),
              1.700% 01/01/22**...........................................        5,000
   6,100    Johnson City, Tennessee Health and Educational Facilities
              Board Hospital Revenue, (Mountain States Project) Series
              2001PT-560, (Merrill Lynch Guarantee SBPA),
              1.900% 07/01/26**...........................................        6,100
  14,200    Knox County, Tennessee Health and Educational Facilities Board
              Educational Facilities Revenue, (Webb School-Knoxville
              Project) Series 1999, (SunTrust Bank Nashville LOC),
              1.700% 03/01/19**...........................................       14,200
   1,475    Loudon, Tennessee Water and Sewer Revenue Refunding, Series
              1996, (Wachovia Bank, N.A. LOC),
              1.700% 09/01/06**#..........................................        1,475
   1,300    Metropolitan Government, Nashville and Davidson County,
              Tennessee Housing and Educational Facilities Board Revenue
              Refunding, (Multi-Family Timberlake Project) Series 2002,
              (FNMA Collateral Agreement),
              1.700% 08/15/32**...........................................        1,300
   7,740    Metropolitan Government, Nashville and Davidson County,
              Tennessee Housing and Educational Facilities Board Revenue,
              (Mary Queen of Angels Project) Series 2000, (SunTrust Bank
              N.A. LOC),
              1.700% 07/01/32**...........................................        7,740

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 4,055    Metropolitan Government, Nashville and Davidson County,
              Tennessee Industrial Development Board Revenue Refunding,
              (Nashville Apartment Properties Project) Series 1995-2,
              (AmSouth Bank, N.A. LOC),
              1.700% 09/01/15**#..........................................   $    4,055
                                                                             ----------
                                                                                 59,470
                                                                             ----------
            TEXAS -- 10.3%
   5,000    Austin, Texas,
              1.300% 10/04/02.............................................        5,000
   1,400    Bell County, Texas Health Facilities Development Corporation
              Revenue, (Scott and White Memorial Hospital Project) Series
              2000B-2, (MBIA Insured, Chase Bank of Texas, N.A. SBPA),
              2.050% 08/15/29**...........................................        1,400
   9,600    Grand Prairie, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Lincoln Property), Series 1993, (GE Credit
              Corporation Guarantee),
              1.700% 06/01/10**##.........................................        9,600
   9,000    Grand Prairie, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Windbridge Grand Prarie Project) Series
              1993, (GE Credit Corporation Guarantee),
              1.700% 06/01/10**...........................................        9,000
  13,100    Guadalupe-Blanco, Texas River Authority PCR Refunding,
              (Central Power & Light Company Project) Series 1995,
              (Barclays Bank N.V. LOC),
              2.100% 11/01/15**...........................................       13,100
   1,600    Gulf Coast, Texas Waste Disposal Authority PCR, (Exxon
              Project) Series 1995,
              1.900% 10/01/24**...........................................        1,600
   1,750    Harris County, Texas Health Facilities Development Corporation
              Hospital Revenue, (Methodist Hospital Project) Series 1997,
              (Morgan Guaranty Trust SBPA, Methodist Hospital SBPA),
              2.000% 12/01/26**...........................................        1,750
   7,750    Harris County, Texas Health Facilities Development Corporation
              Revenue, (Methodist Hospital Project) Series 1994, (Morgan
              Guaranty Trust SBPA, Methodist Hospital SBPA),
              1.500% 12/01/25**...........................................        7,750
   1,500    Harris County, Texas, Industrial Development Corporation, PCR,
              (Exxon Corporation Project) Series 1984A,
              2.000% 03/01/24**...........................................        1,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $23,035    Mesquite,Texas Independent School District GO, Series 2000,
              (Texas Permanent School Fund Guarantee, Morgan Guaranty
              Trust SBPA),
              1.700% 08/15/25**...........................................   $   23,035
  18,340    North East Texas Independent School District, GO, Series 2000
              PT-1249, (Texas Permanent School Fund Guarantee, Merrill
              Lynch SBPA),
              1.750% 02/01/21**#..........................................       18,340
  10,200    Port Development Corporation of Texas Marine Terminal Revenue,
              (Pasadena Terminal Company, Inc. Project) Series 1984,
              (Deutsche Bank A.G. LOC),
              1.950% 12/01/04**#..........................................       10,200
  17,900    Regents of the University of Texas,
              1.400% 10/15/02.............................................       17,900
   2,200    Tarrant County, Texas Housing Finance Corporation Revenue
              Refunding, (Multi-Family Sierra Springs Apartments Project)
              Series 1999, (FNMA Collateral Agreement),
              1.650% 02/15/27**...........................................        2,200
  37,500    Texas State GO, Series 2002, (Lehman Liquidity LLC SBPA),
              1.800% 08/29/03**##.........................................       37,500
  82,500    Texas State TRAN GO, Series 2002,
              2.750% 08/29/03.............................................       83,445
  18,700    Texas, Lower Colorado River Authority, Revenue, (MBIA Insured,
              Citibank SBPA),
              1.770% 05/15/26**##.........................................       18,700
  10,300    Texas, Public,
              1.300% 10/04/02.............................................       10,300
   8,135    Williamson County, Texas Putable Receipts, Series 1988, (FSA
              Insured, Morgan Guaranty Trust SBPA),
              1.780% 02/15/21**##.........................................        8,135
                                                                             ----------
                                                                                280,455
                                                                             ----------
            UTAH -- 2.1%
  28,750    Emery County, Utah PCR, (PacifiCorp Project) Series 1991,
              (Bank One, N.A. LOC),
              1.700% 07/01/15**...........................................       28,750
   7,500    Intermountain Power Agency, Utah Power Supply Revenue, Series
              1985E, (Landesbank Hessen Thuringen),
              1.350% 07/01/14**...........................................        7,498
  13,000    Salt Lake City, Utah TRAN, Series 2002,
              2.500% 06/30/03.............................................       13,095
   2,500    Salt Lake County, Utah PCR Refunding, (British Petroleum
              Company-Service Station Holdings, Inc. Project) Series
              1994B, (BP Amoco plc Guarantee),
              2.000% 08/01/07**...........................................        2,500

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            UTAH -- (CONTINUED)
 $ 7,000    Utah State, GO, Series 2002,
              3.000% 07/01/03.............................................   $    7,071
                                                                             ----------
                                                                                 58,914
                                                                             ----------
            VIRGINIA -- 3.5%
  22,200    Culpeper, Virginia Industrial Development Authority
              Residential Care Facilities Revenue, (Virginia Baptist Homes
              Project) Series 2000, (First Union National Bank LOC),
              1.650% 08/01/30**...........................................       22,200
  20,000    Fairfax County, Virginia Economic Development Authority
              Revenue, (Flint Hill School Project) Series 2000, (First
              Union National Bank LOC),
              1.650% 10/01/25**...........................................       20,000
   2,000    Spotsylvania County, Virginia Industrial Development Authority
              IDR, (Carlisle Corporation Project) Series 1993, (SunTrust
              Bank LOC),
              1.700% 06/01/08**#..........................................        2,000
  13,080    Virginia Beach, Virginia Development Authority Multi-Family
              Housing Revenue, (Briarwood Apartments Project) Series
              1999PT-1146, (FNMA Collateral Agreement, Merrill Lynch
              SBPA),
              1.760% 04/01/23**##.........................................       13,080
   9,475    Virginia College Building Authority, Virginia Educational
              Facilities Revenue, Series 1999-Putters 134, (FSA Insured,
              JP Morgan Chase SBPA),
              1.780% 09/01/07**#..........................................        9,475
   8,500    Virginia State College Building Authority, Educational
              Facilities Revenue, (University of Richmond Project) Series
              1996, (Crestar Bank SBPA),
              1.650% 11/01/26**...........................................        8,500
  22,000    Williamsburg, Virginia Industrial Development Authority IDR,
              (Colonial Williamsburg Project) Series 2000, (First Union
              National Bank LOC),
              1.650% 10/01/35**...........................................       22,000
                                                                             ----------
                                                                                 97,255
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WASHINGTON -- 0.8%
 $ 4,905    Pierce County, Washington Economic Development Corporation
              Special Revenue, (Weyerhaeuser Real Estate Project) Series
              1997, (ABN AMRO Bank NV LOC),
              1.700% 01/01/27**...........................................   $    4,905
   8,500    Seattle, Washington Water Systems Revenue, Series 2002B,
              (Bayerische Landesbank LOC),
              1.700% 03/01/32**...........................................        8,500
  10,000    Washington State, Healthcare Facilities Revenue, (Sisters of
              Joseph Peace Project) Series 1993, (MBIA Insured, US Bank
              N.A. SBPA),
              1.750% 04/01/18**...........................................       10,000
                                                                             ----------
                                                                                 23,405
                                                                             ----------
            WEST VIRGINIA -- 1.1%
  10,700    Marshall County, West Virginia PCR, (Mountaineer Carbon
              Company Project) Series 1985, (BP Amoco plc Guarantee),
              2.000% 12/01/20**...........................................       10,700
  19,400    West Virginia State Hospital Finance Authority Revenue, (St.
              Mary's Hospital Project) Series 1987, (Bank One of West
              Virginia LOC),
              1.780% 10/01/12**...........................................       19,400
                                                                             ----------
                                                                                 30,100
                                                                             ----------
            WISCONSIN -- 1.7%
   6,520    Milwaukee, Wisconsin IDR, (Goodwill Industries Project) Series
              1999, (Firstar Bank Milwaukee, N.A. LOC),
              1.700% 07/01/19**...........................................        6,520
   4,575    Milwaukee, Wisconsin Redevelopment Authority Revenue, (LA
              CAUSA Inc. Project), Series 2000, (Firstar Bank N.A. LOC),
              1.700% 12/01/20**...........................................        4,575
  30,900    Wisconsin State Health and Educational Facilities Authority
              Revenue, (St. Luke's Medical Center Project) Series 1987,
              (First National Bank of Chicago LOC),
              1.650% 12/01/17**#..........................................       30,900

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $ 6,155    Wisconsin State, Health and Educational Facilities Authority
              Revenue, (Lakeland College Project) Series 2000, (Firstar
              Bank, N.A. LOC),
              2.050% 11/01/20**...........................................   $    6,155
                                                                             ----------
                                                                                 48,150
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $2,758,096)...........................................    2,758,096
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $2,758,096*)................................   100.1%     2,758,096
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................   (0.1)%
            Cash..........................................................   $       27
            Interest receivable...........................................        7,609
            Investment advisory fee payable...............................         (273)
            Administration fee payable....................................         (115)
            Shareholder servicing and distribution fees payable...........         (301)
            Distributions payable.........................................       (2,716)
            Payable for investment securities purchased...................       (5,755)
            Accrued Trustees' fees and expenses...........................         (122)
            Accrued expenses and other liabilities........................         (367)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (2,013)
                                                                             ----------
            NET ASSETS..........................................   100.0%    $2,756,083
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $       34
            Accumulated net realized gain on investments sold.............           57
            Paid-in capital...............................................    2,755,992
                                                                             ----------
            NET ASSETS....................................................   $2,756,083
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)



                                                                                VALUE
----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($139,657,308 / 139,656,614 shares outstanding)...............        $1.00
                                                                             ==========
            TRUST CLASS SHARES:
            ($2,297,658,169 / 2,298,186,550 shares outstanding)...........        $1.00
                                                                             ==========
            INSTITUTIONAL SHARES:
            ($1,012 / 1,012 shares outstanding)...........................        $1.00
                                                                             ==========
            LIQUIDITY CLASS SHARES:
            ($402,429 / 402,430 shares outstanding).......................        $1.00
                                                                             ==========
            ADVISER SHARES:
            ($3,875,861 / 3,875,854 shares outstanding)...................        $1.00
                                                                             ==========
            INVESTOR CLASS SHARES:
            ($147,776,550 / 147,635,444 shares outstanding)...............        $1.00
                                                                             ==========
            DAILY CLASS SHARES:
            ($79,123,767 / 78,954,411 shares outstanding).................        $1.00
                                                                             ==========
            INVESTOR A SHARES:
            ($87,587,767 / 87,551,663 shares outstanding).................        $1.00
                                                                             ==========

---------------

  *Aggregate cost for federal tax purposes.

 **Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2002. These securities are subject to demand features of either one, seven or thirty days.

***Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

 @@Restricted Security (see Note 5).

  #Security not registered under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ##Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

  +Amount represents less than 0.1%.

Nations Tax-Exempt Reserves Fund had the following industry concentrations greater than 10% at September 30, 2002 (as a percentage of net assets):

HealthCare Revenue                                  22.01%
Education Revenue                                   20.32%
Housing Revenue                                     11.23%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 101.2%
            CALIFORNIA -- 98.5%
 $12,675    ABAG Finance Authority for Non-Profit Corporations, California
              Certificates of Participation, (Lucile Salter Packard
              Project) Series 1993, (AMBAC Insured, Bayerische Landesbank
              SBPA),
              1.650% 08/01/23**...........................................   $   12,675
   3,600    ABAG Finance Authority for Non-Profit Corporations, California
              Certificates of Participation, Series 1997C, (BNP Paribas
              LOC),
              1.900% 10/01/27**...........................................        3,600
  10,000    ABC California United School District TRAN, Series 2002
              2.500% 10/08/03.............................................       10,110
   3,320    Alameda - Contra Costa County, California Schools
              Financing Authority Certificates of Participation,
              (Capital Improvements Financing Project)
              Series 1997B, (Scotiabank LOC),
              1.600% 07/01/23**.................................                  3,320
   1,100    Alameda - Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project)
              Series 1997D, (Bank of Nova Scotia LOC),
              1.600% 07/01/18**...........................................        1,100
   2,510    Alameda - Contra Costa County, California Schools Financing
              Authority
              Certificates of Participation, (Capital Improvements
              Financing Project)
              Series 1997E, (Bank of Nova Scotia LOC),
              1.600% 06/01/22**...........................................        2,510
   1,765    Alameda - Contra Costa County, California Schools Financing
              Authority
              Certificates of Participation, (Capital Improvements
              Financing Project)
              Series 2000F, (KBC Bank N.V. LOC),
              1.650% 08/01/23**...........................................        1,765
   1,900    Alameda - Contra Costa County, California Schools Financing
              Authority
              Certificates of Participation, (Capital Improvements
              Financing Project)
              Series 2000I, (AMBAC Insured, KBC Bank N.V. SBPA),
              1.600% 08/01/29**...........................................        1,900
   6,480    Alameda County, California Corridor Transportation Authority
              Revenue,
              Series 1999CMC-1, (MBIA Insured, JP Morgan SBPA),
              1.600% 10/01/13**##.........................................        6,480

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 6,900    Anaheim, California Unified High School District Certificates
              of Participation, (School Faculty Bridging Funding Project)
              Series 1999, (FSA Insured, First Union National Bank SBPA),
              1.650% 09/01/13**...........................................   $    6,900
   1,500    Anaheim, California Unified High School District Certificates
              of Participation, (School Faculty Bridging Funding Project)
              Series 1999, (FSA Insured, First Union National Bank SBPA),
              1.650% 09/01/29**...........................................        1,500
  15,000    California Community College Financing Authority, TRAN, Series
              2002A, (FSA Insured),
              3.000% 06/30/03.............................................       15,145
  14,275    California Educational Facilities Authority Revenue, Series
              2000A,
              (Societe Generale LOC),
              1.630% 10/01/27**##.........................................       14,275
  15,100    California GO, (AMBAC Insured, Citibank LOC),
              1.630% 04/01/04**##.........................................       15,100
  18,000    California GO, (MBIA Insured, Citibank LOC),
              1.630% 02/01/06**##.........................................       18,000
  13,085    California GO, Series 1999, (MBIA Insured, Merrill Lynch &
              Company SBPA),
              1.670% 12/01/18**##.........................................       13,085
  11,900    California Golden Empire Schools Financing Authority Revenue,
              (Kern High School District) Series 1995B, (Bank of New York
              LOC, California
              State Teachers Retirement LOC),
              1.500% 12/01/24**...........................................       11,900
  13,900    California Health Facilities Financing Authority Revenue,
              (Scripps Memorial Hospital Project) Series 1991B, (MBIA
              Insured, Credit Local de France SBPA),
              1.630% 10/01/21**...........................................       13,900
  10,995    California Health Facilities Financing Authority Revenue,
              Series 1998CMC-6, (FSA Insured),
              1.600% 06/01/12**##.........................................       10,995
   2,330    California Housing Finance Agency Multi-Family Housing Revenue
              Refunding, Series 1993A, (FNMA Collateral Agreement),
              1.550% 07/15/13**...........................................        2,330
   7,300    California Housing Finance Agency Multi-Family Housing
              Revenue,
              Series 2000C, AMT, (GO of Agency),
              2.050% 02/01/33**...........................................        7,300
  10,685    California Housing Finance Agency Multi-Unit Rental Housing
              Revenue,
              (MBIA Insured, Citibank SBPA),
              1.630% 08/01/10**##.........................................       10,685

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $11,000    California Housing Finance Agency Revenue, (Home Mortgage
              Project)
              Series 2000U, AMT, (MBIA Insured, KBC Bank N.V. Liquidity
              Facility),
              1.650% 02/01/17**...........................................   $   11,000
   2,040    California Housing Finance Agency Revenue, Series 1995, (MBIA
              Insured, Credit Suisse First Boston SBPA),
              1.690% 08/01/26**##.........................................        2,040
  10,000    California Housing Finance Agency Revenue, Series 2000G, AMT,
              (FSA
              Insured, Commerzbank LOC),
              1.650% 08/01/31**...........................................       10,000
  18,000    California Housing Finance Agency Revenue, Series 2000L, (FSA
              Insured, Westdeutshce Landesbank Girozentrale SBPA),
              1.600% 08/01/15**...........................................       18,000
   7,140    California Housing Finance Agency Revenue, Series 2001G, AMT,
              (GO
              of Agency, FNMA SBPA),
              1.550% 02/01/25**...........................................        7,140
   6,000    California Housing Finance Agency Revenue, Series 2001G, AMT,
              (GO
              of Agency, FNMA SBPA),
              1.550% 08/01/36**...........................................        6,000
   7,000    California Infrastructure & Economy,
              1.400% 11/19/02.............................................        7,000
  15,600    California M-S-R Public Power Agency Revenue, (San Juan
              Project)
              Series 1995B, (AMBAC Insured, Bank of Nova Scotia SBPA),
              1.600% 07/01/22**...........................................       15,600
  10,000    California Pollution Control Financing Authority Solid Waste
              Disposal
              Revenue, (Browing Ferris Industries) Series 1997A, (Chase
              Manhattan
              Bank LOC),
              1.700% 09/01/19**...........................................       10,000
   1,600    California Pollution Control Financing Authority Solid Waste
              Disposal Revenue, (Santa Clara Valley Industries Project)
              Series 1998A, AMT, (Comerica Bank LOC),
              1.700% 03/01/18**##.........................................        1,600
   1,900    California Pollution Control Financing Authority Solid Waste
              Disposal Revenue, (Shell Oil-Martinez Refining Company
              Project) Series 1996A, AMT, (Shell Oil Insured),
              1.900% 10/01/31**...........................................        1,900
  25,000    California School Cash Reserve Program Authority, Revenue,
              Series 2002A, (AMBAC Insured),
              3.000% 07/03/03.............................................       25,246

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 8,730    California School Facilities Financing Corporation
              Certificates of Participation, Series 1998A, (Bayerische
              Hypotheken und Vereinsbank LOC),
              1.600% 07/01/22**...........................................   $    8,730
     195    California School Facilities Financing Corporation,
              Certificates of Participation, Series 1998B, (Bayerische
              Hypotheken und Vereinsbank LOC),
              1.600% 07/01/24**...........................................          195
   5,000    California South Placer Wastewater Authority, Wastewater
              Revenue,
              Series 2000B, (FGIC Insured, FGIC SBPA),
              1.600% 11/01/35**...........................................        5,000
   2,150    California State Economic Development Financing Authority,
              IDR, (Serra
              Mission Project) Series 1997A, AMT, (U.S. Bank N.A. LOC),
              2.000% 08/01/27**...........................................        2,150
  10,120    California State Floating Rate Receipts, Series 1997SG-91,
              (FGIC
              Insured, Societe Generale LOC),
              1.670% 10/01/21**##.........................................       10,120
  15,950    California State GO, Municipal Trust Receipts, Series
              1997SGA-54,
              (AMBAC Insured, Societe Generale SBPA),
              1.670% 06/01/21**...........................................       15,950
  12,500    California State, GO,
              1.300% 10/03/02.............................................       12,500
  10,500    California State, GO,
              1.350% 10/04/02.............................................       10,500
  26,000    California State, GO,
              1.250% 10/08/02.............................................       26,000
  22,900    California State, GO,
              1.350% 10/18/02.............................................       22,900
  24,700    California State, RAN, Series 2002A,
              1.800% 10/25/02.............................................       24,702
   6,500    California State, RAN, Series 2002B,
              2.500% 10/25/02.............................................        6,504
   2,495    California State, Series 1999-132, (FGIC Insured, JP Morgan
              Chase
              Insured),
              1.670% 04/01/08**##.........................................        2,495
   2,100    California Statewide Communities Development Authority
              Certificates of
              Participation, (University Retirement Community at Davis
              Project) Series 1998, (Bank of Scotland LOC),
              1.850% 11/15/28**...........................................        2,100
   8,700    California Statewide Communities Development Authority
              Multi-Family Housing Revenue, (Concord Green Apartments
              Project) Series 1998S, (FHLB LOC),
              1.650% 06/01/28**...........................................        8,700

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 9,000    California Statewide Communities Development Authority
              Multi-Family Housing Revenue, (Oakmont Senior Living
              Project) Series 2001Y, AMT, (East West Bank LOC, FHLB SBPA),
              1.600% 08/01/31**...........................................   $    9,000
   4,600    California Statewide Communities Development Authority
              Multi-Family
              Housing Revenue, (Pittsburg Plaza Apartments Project) Series
              1997K,
              AMT, (East West Bank LOC, FHLB LOC),
              1.650% 09/01/27**...........................................        4,600
   7,585    California Statewide Communities Development Authority
              Revenue,
              (Fairfax Senoir Citizens Housing Project) Series 2000A,
              1.550% 09/15/30**...........................................        7,585
  10,000    California Statewide Communities Development Authority
              Revenue,
              Series 2001A, (BNP Paribas LOC),
              1.630% 03/01/31**...........................................       10,000
   4,200    California Statewide Communities Development Authority Solid
              Waste
              Facilities Revenue, (Chevron USA Inc. Project) Series 1994,
              AMT,
              (Chevron Corporation GTY-AGMT),
              1.950% 12/15/24**...........................................        4,200
  25,000    California Statewide Communities Development Authority, TRAN,
              Series 2002, (FSA Insured),
              3.000% 06/30/03.............................................       25,238
  20,000    California Transit Finance Authority Revenue, Series 1997,
              (FSA
              Insured, Credit Suisse First Boston LOC),
              1.550% 10/01/27**...........................................       20,000
  19,390    California Wateruse Finance Authority Revenue, Series 1998,
              (FSA
              Insured),
              1.550% 05/01/28**...........................................       19,390
   2,500    Carlsbad, California Unified School District Certificates of
              Participation,
              (School Facilities Bridge Funding Program) Series 2001, (FSA
              Insured,
              First Union National Bank SBPA),
              1.650% 09/01/24**...........................................        2,500
  10,000    Chino Basin, California Desalter Authority Revenue, Series
              2002A,
              (Bayerische Hypotheken und Vereinsbank, LOC),
              1.600% 06/01/35**...........................................       10,000
   5,300    Chino Basin, California Regional Financing Authority Revenue,
              (Inland
              Empire Utilities Project) Series 2002A, (AMBAC Insured,
              Westdeutsche
              Landesbank SBPA),
              1.550% 06/01/32**...........................................        5,300

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 6,475    Corona, California Multi-Family Revenue Refunding, (Country
              Hills Project) Series 1995A, (FHLMC Insured),
              1.560% 02/01/25**...........................................   $    6,475
   5,000    Duarte, California Redevelopment Agency Revenue, Certificates
              of
              Participation, (Johnson Duarte Partners Project) Series
              1984B, (General
              Electric Capital Corporation LOC),
              1.550% 12/01/14**...........................................        5,000
   7,000    Duarte, California Redevelopment Agency, Certificates of
              Participation,
              (Piken Duarte Partners Project) Series 1984A, (General
              Electric Capital Corporation LOC),
              1.550% 12/01/14**##.........................................        7,000
  25,700    Elsinore Valley, California Municipal Water District
              Certificates of
              Participation, Series 2000A, (FGIC Insured, FGIC SPBA),
              1.550% 07/01/29**...........................................       25,700
   4,500    Fremont, California Multi-Family Housing Revenue, (Creekside
              Village
              Apartments Project) Series 1985D, (KBC Bank N.V. LOC),
              1.600% 09/01/07**...........................................        4,500
   3,025    Fremont, California Multi-Family Housing Revenue, (Mission
              Wells
              Project) Series 1985E, (Credit Lyonnais LOC, Bayerische
              Landesbank
              LOC),
              1.650% 09/01/14**##.........................................        3,025
  15,250    Fresno, California Sewer Revenue Refunding, Sub-Lien, Series
              2000A,
              (FGIC Insured),
              1.550% 09/01/25**##.........................................       15,250
  34,400    Glendale, California Certificates of Participation, (Police
              Building
              Project) Series 2000, (Morgan Guaranty Trust SBPA),
              1.600% 06/01/30**...........................................       34,400
      50    Hayward, California Housing Authority Multi-Family Revenue
              Refunding,
              (Barrington Hills Project) Series 1995A, (FNMA Collateral
              Agreement),
              1.500% 06/15/25**...........................................           50
   4,500    Hayward, California Multi-Family Housing Revenue, (Timbers
              Apartments Project) Series 1998A, AMT, (FNMA Liquidity
              Facility),
              1.630% 03/01/33**...........................................        4,500
   4,350    Indio, California Multi-Family Housing Revenue Refunding,
              Series 1996A, (FNMA Collateral Agreement),
              1.560% 08/01/26**...........................................        4,350

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 4,200    Indio, California Multi-Family Housing Revenue, (Western
              Federal Savings Project) Series 1985, (Wells Fargo and
              Company LOC),
              1.700% 06/01/05**...........................................   $    4,200
  17,700    Irvine Ranch, California Water District Certificates of
              Participation, (Capital Improvement Project) Series 1986,
              (Toronto Dominion Bank LOC),
              1.800% 08/01/16**...........................................       17,700
   3,600    Irvine Ranch, California Water District Revenue, Series 1991,
              (Toronto Dominion Bank LOC),
              1.850% 08/01/16**...........................................        3,600
  12,917    Irvine, California Revenue Improvement Bond Act of 1915,
              (Assessment District No. 87-8 Project) Series 1999, (KBC
              Bank N.V. LOC),
              1.850% 09/02/24**...........................................       12,917
   1,415    Irvine, California Special Assessment Improvement Bond Act
              1915, (Assessment District No. 89 Project) Series 1990-10,
              (Bayerische Hypotheken und Vereinsbank LOC),
              1.850% 09/02/15**...........................................        1,415
  15,000    Kern County, California TRAN, Series 2002,
              2.500% 07/01/03.............................................       15,093
  15,200    Livermore, California Certificates of Participation, Series
              2000, (AMBAC Insured, Dexia Public Finance SBPA),
              1.550% 10/01/30**...........................................       15,200
  13,000    Long Beach, California GO, (FGIC Insured, Citibank SBPA),
              1.730% 05/15/15**##.........................................       13,000
   9,995    Long Beach, California Municipal Securities Trust Receipts
              Revenue,
              Series 1998CMC-1, (FGIC Insured, JP Morgan SBPA),
              1.750% 05/15/07**##.........................................        9,995
  19,200    Long Beach, California TRAN, Series 2002,
              2.500% 10/02/03.............................................       19,414
  63,785    Los Angeles County, California Housing Authority Multi-Family
              Housing Revenue,
              1.860% 10/01/31**##.........................................       63,785
  31,200    Los Angeles County, California Metropolitan Transportation
              Authority Sales Tax Revenue Refunding, Series 1993A, (MBIA
              Insured, Credit Local de France SpA),
              1.550% 07/01/20**...........................................       31,200
  11,725    Los Angeles County, California Metropolitan Transportation
              Authority Sales Tax Revenue, Series 2002, (MBIA Insured,
              Merrill Lynch Capital
              Services SBPA),
              1.650% 01/01/07**##.........................................       11,725

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $25,320    Los Angeles County, California Metropolitian Authority Sales
              Tax Revenue, Series 1996, (MBIA Insured, Societe Generale
              Liquidity Facility),
              1.650% 07/01/18**##.........................................   $   25,320
   7,900    Los Angeles County, California Pension Obligation Revenue
              Refunding,
              Series 1996A,
              1.550% 06/30/07**...........................................        7,900
   9,500    Los Angeles County, California Transportation Commission Sales
              Tax Revenue Refunding, Series 1992A, (FGIC Insured,
              Bayerische Landesbank SBPA),
              1.550% 07/01/12**...........................................        9,500
  10,000    Los Angeles County, California, GO,
              1.300% 11/26/02.............................................       10,000
  20,000    Los Angeles, California ,TRAN,
              3.000% 06/30/03.............................................       20,209
   2,000    Los Angeles, California Community Redevelopment Agency
              Multi-Family
              Housing Revenue, (Academy Village Apartments Project) Series
              1989A, AMT, (UBS AG LOC),
              1.650% 10/01/19**...........................................        2,000
   4,000    Los Angeles, California Harbor Department Revenue,
              Series 2000-F7, (MBIA Insured),
              1.630% 11/01/26.............................................        4,000
   4,890    Los Angeles, California Housing Authority, Multi-Family
              Housing
              Revenue Refunding, (Meadowridge Apartments Project) Series
              1994,
              (FNMA Collateral Agreement),
              1.500% 09/01/18**...........................................        4,890
   5,545    Los Angeles, California Industrial Development Authority, IDR,
              (Delta Tau Data Systems, Inc. Project) Series 1998, AMT,
              (City National Bank LOC, California State Teachers
              Retirement LOC),
              1.600% 08/01/23**...........................................        5,545
  30,115    Los Angeles, California Multi-Family Housing Revenue,
              (Fountain Park Phase II Project) Series 2000B, (FNMA
              Collateral Agreement),
              1.600% 03/15/34**...........................................       30,115
  33,200    Los Angeles, California Multi-Family Housing Revenue,
              (Fountain Park Project) Series 1999P, AMT, (FNMA Collateral
              Agreement),
              1.600% 04/15/33**...........................................       33,200
   4,300    Los Angeles, California Multi-Family Revenue Refunding,
              (Housing
              Watts/Athens Apartment Project) Series 2000A, AMT, (FHLB
              LOC,
              California Federal Bank LOC),
              1.600% 08/15/30**...........................................        4,300

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $12,500    Los Angeles, California Unified School District TRAN, Series
              2002C,
              3.250% 07/01/03.............................................   $   12,643
   7,000    Los Angeles, California Wastewater Systems Revenue Refunding,
              Series 2001A, (FGIC Insured, FGIC SBPA),
              1.880% 12/01/31.............................................        7,000
   5,500    Los Angeles, California Wastewater Systems Revenue Refunding,
              Series 2001B, (FGIC Insured, FGIC SBPA),
              1.880% 12/01/31.............................................        5,500
  22,500    Los Angeles, California Wastewater Systems Revenue,
              1.500% 12/12/02.............................................       22,500
  10,000    Los Angeles, California Wastewater Systems Revenue, Series
              1996SGA-26, (MBIA Insured, Societe Generale SBPA),
              1.670% 06/01/24**##.........................................       10,000
   2,000    Los Angeles, California Wastewater Systems Revenue, Series
              2001C,
              (FGIC Insured, FGIC SBPA),
              1.880% 12/01/31.............................................        2,000
   9,000    Los Angeles, California Water & Power Revenue, (MBIA Insured,
              JP Morgan Chase Liquidity Facility),
              1.600% 01/01/09**##.........................................        9,000
  31,700    Los Angeles, California Water & Power Revenue, Series 2001B-2,
              (Westdeutche Landesbank Girozentrale SBPA, State Street Bank
              SBPA),
              1.500% 07/01/34**...........................................       31,700
  26,000    Los Angeles, California Water & Power Revenue, Series 2001B-5,
              (Landesbank Hessen-Thueringen Girozentrale SBPA,
              Toronto-Dominion
              Bank SBPA),
              1.650% 07/01/34**...........................................       26,000
  22,700    Los Angeles, California Water & Power Revenue, Series 2001B-7,
              (Bayerische Landesbank Girozentrale SBPA, Dexia Credit Local
              SBPA),
              1.650% 07/01/34**...........................................       22,700
   4,300    Los Angeles, California Water & Power Waterworks Revenue,
              Series 2001B-2, (Dexia Public Finance Bank SPA),
              1.800% 07/01/35**...........................................        4,300
   2,600    Metropolitan Water District of Southern California Waterworks
              Revenue,
              Series 2000B-1, (Westdeutsche Landesbank SBPA)
              1.800% 07/01/35**...........................................        2,600
  32,300    Metropolitan Water District Southern California Refunding,
              Series 2001B2, (Dexia Credit Local SBPA),
              1.600% 07/01/20**...........................................       32,300

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $38,000    Metropolitan Water District Southern California Waterworks
              Revenue,
              Series 1999C, (Morgan Guaranty Trust SBPA),
              1.500% 07/01/27**...........................................   $   38,000
  21,600    Metropolitan Water District Southern California Waterworks
              Revenue
              Refunding, Series 2002B, (Lloyds TSB Bank plc-SBPA),
              1.600% 07/01/20**...........................................       21,600
   1,500    Monterey County, California Financing Authority Revenue,
              (Reclamation and Distribution Project) Series 1995, (Dexia
              Credit Local de France LOC),
              1.550% 09/01/36**...........................................        1,500
   4,290    Morgan Hill, California United School District Receipts GO,
              Series 2000S, (FGIC Insured, Societe Generale),
              1.650% 08/01/25**...........................................        4,290
  25,000    Northern California Transmission Agency Revenue Refunding,
              (California Oregon Transmission Project)
              Series 2002A, (FSA Insured, Dexia
              Credit Local Bank SBPA),
              1.500% 05/01/24**...........................................       25,000
  17,810    Oakland, California, Certificates of Participation, (Capital
              Equipment
              Project) Series 1985, (Landesbank Hessen-Thuringen
              Girozentrale LOC),
              1.600% 12/01/15**...........................................       17,810
  17,745    Oakland-Alameda County, California Coliseum Authority Lease
              Revenue Refunding, (Coliseum Project)
              Series 2000C-1,
              1.450% 02/01/25**...........................................       17,745
  33,700    Oakland-Alameda County, California Coliseum Authority Lease
              Revenue,
              (Coliseum Project) Series 2000C-2, (Canadian Imperial Bank
              LOC, California State Teachers Retirement LOC),
              1.600% 02/01/25**...........................................       33,700
  36,940    Oceanside, California Multi-Family Housing Revenue Refunding,
              (Lakeridge Apartments Project)
              Series 1994, (FHLMC Collateral
              Agreement),
              1.500% 08/01/17**...........................................       36,940
  25,100    Orange County California Special Financing Authority Teeter
              Plan
              Revenue, Series 1995E, (AMBAC Insured, First Union National
              Bank
              SBPA),
              1.550% 11/01/14**...........................................       25,100
  20,000    Orange County, California Apartment Development Revenue
              Refunding,
              (Bluffs Apartments Project) Series 1999C, (FHLMC Insured),
              1.550% 12/01/29**...........................................       20,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $31,000    Orange County, California Apartment Development Revenue, (Bear
              Brand
              Apartments Project) Series 1985Z, (KBC Bank N.V. LOC),
              1.600% 11/01/07**...........................................   $   31,000
  15,400    Orange County, California Apartment Development Revenue, (Park
              Place
              Apartments Revenue) Series 1989A, (FHLMC LOC),
              1.650% 04/01/24**...........................................       15,400
   1,300    Orange County, California Industrial Development Authority,
              IDR, (Control
              Air Conditioning Project) Series 1997A, AMT, (California
              State
              Teachers Retirement Fund LOC),
              1.600% 05/01/22**...........................................        1,300
   9,600    Orange County, California Sanitation Districts Certificates of
              Participation Refunding, (District Nos. 1-3, 5-7 And 11
              Projects) Series 1992, (AMBAC Insured, Lloyds TSB Bank plc
              SBPA),
              1.550% 08/01/13**...........................................        9,600
   4,590    Orange County, California Sanitation Districts Certificates of
              Participation, Series 2000A, (Dexia Public Finance Bank
              SBPA),
              1.850% 08/01/29**...........................................        4,590
   2,965    Orange County, California Sanitation Districts Certificates of
              Participation, Series 2000B, (Dexia Public Finance Bank
              SBPA),
              1.850% 08/01/30**...........................................        2,965
   5,991    Orange County, California Special Assessment Improvement Bond,
              (Assessment District No. 88 Project) Series 1988-1, (Societe
              Generale LOC, KBC Bank N.V. LOC),
              1.900% 09/02/18**...........................................        5,991
   9,350    Orange County, California Special Financing Authority Revenue,
              Series 1995B, (AMBAC Insured, First Union National Bank
              SBPA),
              1.550% 11/01/14**##.........................................        9,350
  20,250    Orange County, California Special Financing Authority Revenue,
              Series 1995C, (AMBAC Insured, First Union National Bank
              SBPA),
              1.550% 11/01/14**...........................................       20,250
  10,830    Orange County, California Special Financing Authority Revenue,
              Series 1995D, (AMBAC Insured, First Union National Bank
              SBPA),
              1.550% 11/01/14**...........................................       10,830

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 5,350    Paramount, California Unified School District Certificates of
              Participation, (School Facilities Bridge Funding Program
              Project), Series 2001, (FSA Insured, First Union National
              Bank LOC),
              1.650% 09/01/30**...........................................   $    5,350
   1,105    Paramount, California Unified School District Certificates of
              Participation, (School Facilities Bridge Funding Project)
              Series 1997, (FSA Insured, National Westminster Bank SBPA),
              1.650% 09/01/08**...........................................        1,105
   1,800    Paramount, California Unified School District Certificates of
              Participation, (School Facilities Bridge Funding Project)
              Series 1997, (FSA Insured, National Westminster Bank SBPA),
              1.650% 09/01/15**...........................................        1,800
   1,820    Paramount, California Unified School District Certificates of
              Participation, (School Facilities Bridge Funding Project)
              Series 1997, (FSA Insured, National Westminster Bank SBPA),
              1.650% 09/01/27**...........................................        1,820
  12,000    Penninsula Corridor JT Powers Board California, GAN, Series
              2002C,
              (GIC-AIG Insured),
              1.640% 09/17/03.............................................       12,024
  10,000    Pleasanton, California Multi-Family Revenue Housing, (Bernal
              Apartment Project) Series 2001A, AMT, (FNMA Liquidity
              Facility),
              1.600% 09/15/34**...........................................       10,000
  52,680    Rancho, California Water District Financing Authority Revenue,
              Series 2001B, (FGIC Insured),
              1.500% 08/01/31**...........................................       52,680
   2,300    Riverside County, California Community Facilities District
              Special Tax
              Revenue Refunding, Series 1997, (KBC Bank N.V. LOC),
              1.600% 09/01/14**...........................................        2,300
   5,000    Riverside County, California Housing Authority Multi-Family
              Housing
              Revenue, Series 1998A, AMT, (FHLMC Insured),
              1.600% 01/15/29**...........................................        5,000
  15,000    Riverside County, California Transportation,
              1.450% 10/17/02.............................................       15,000
   1,600    Riverside, California Electric Revenue, Series 1998, (AMBAC
              Insured, Chase Manhattan Bank Liquidity Facility),
              1.600% 10/01/11**##.........................................        1,600

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 3,750    Sacramento County, California Housing Authority Multi-Family
              Housing Revenue Refunding, (Sun Valley Apartments Project)
              Series 2001F, AMT, (Fannie Mae Liquidity Facility),
              1.630% 02/15/31**...........................................   $    3,750
   4,500    Sacramento County, California Housing Authority Multi-Family
              Housing Revenue, (California Place Apartments Project)
              Series 2001B, (FNMA Collateral Agreement),
              1.630% 02/15/31**...........................................        4,500
   5,100    Sacramento County, California Multi-Family Housing Revenue,
              Series 1985B, (Bank One Arizona, N.A. LOC),
              1.560% 04/15/07**##.........................................        5,100
  31,050    Sacramento County, California Sanitation District Financing
              Authority Revenue, Series 2000C, (Credit Agricole LOC),
              1.550% 12/01/30**...........................................       31,050
   8,225    Sacramento, California, Housing Authority Multi-Family Housing
              Revenue, (Countrywood Village Apartments Project) Series
              2000F, (FNMA Liquidity Facility),
              1.600% 11/15/30**...........................................        8,225
  29,900    Sacramento, California Unified School District Certificate of
              Participation, (FSA Insured, Dexia Credit Local SBPA),
              1.600% 07/01/31**...........................................       29,900
   2,700    San Bernardino County, California Certificates of
              Participation, (County Center Refinancing Project) Series
              1996, (Commerzbank AG LOC),
              1.600% 07/01/15**...........................................        2,700
   3,130    San Bernardino County, California Housing Authority
              Multi-Family Housing Revenue Refunding, (Arrowview Park
              Apartments Project) Series 1992A, (Redlands Federal Bank
              LOC, FHLB LOC),
              1.560% 09/01/22**...........................................        3,130
   3,700    San Bernardino, California City United School District
              Certificates of Participation, (School FCA Bridge Funding
              Project) Series 2001, (FSA Insured, First Union National
              Bank SBPA),
              1.650% 09/01/09**...........................................        3,700
   2,000    San Bernardino, California Housing Authority Multi-Family
              Housing Revenue Refunding, (Victoria Terrance Project)
              Series 1992A, (Redlands Federal Bank LOC, FHLB LOC),
              1.650% 06/01/15**...........................................        2,000
  15,000    San Diego Water Authority,
              1.250% 11/07/02.............................................       15,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $23,730    San Diego, California Area Housing and Financing Agency Lease
              Revenue, Series 2001, (Societe Generale SBPA),
              1.650% 06/01/06**...........................................   $   23,730
   9,675    San Diego, California GO, TAN, Series 2002A,
              3.000% 08/01/03.............................................        9,793
   5,000    San Diego, California Housing Authority, Multi-Family Housing
              Revenue, (Stratton Apartments Project) Series 2000A, (FHLMC
              Collateral Agreement),
              1.600% 01/15/33**##.........................................        5,000
  34,800    San Francisco Bay Area, California Toll Bridge Revenue, (San
              Francisco Bay Area Project) Series 2001A, (AMBAC Insured,
              Bayerische Landesbank SBPA),
              1.550% 04/01/36**...........................................       34,800
  14,300    San Francisco City and County, California Airport Commission
              International Airport Revenue, Municipal Trust Receipts,
              Series 1997SGA-50, AMT, (MBIA Insured, Societe Generale
              SBPA),
              1.670% 05/01/16**##.........................................       14,300
  10,690    San Francisco City and County, California Airport Commission
              International Airport Revenue, Series 1996, (FGIC Insured,
              Societe Generale SBPA),
              1.670% 05/01/21**##.........................................       10,690
  78,200    San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue, (3rd and Mission Street
              Project) Series 1999C, (Bayerische Hypotheken und
              Vereinsbank LOC),
              1.600% 07/01/34**...........................................       78,200
   3,900    San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue, (Bayside Village Project)
              Series 1985B, (Bank One Arizona, N.A. LOC),
              1.420% 12/01/05**...........................................        3,900
   8,025    San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue, (Maria Manor Apartments
              Project) Series 2000F, (Citibank, N.A. LOC),
              1.700% 12/01/33**...........................................        8,025
  16,640    San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue, (Notre Dame Apartments
              Project) Series 2000G, (Citibank, N.A. LOC),
              1.700% 12/01/33**...........................................       16,640

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 8,900    San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue, (South Harbor Project) Series
              1986, (Credit Local De France LOC),
              1.700% 12/01/16**...........................................   $    8,900
   1,850    San Francisco, California City and County Airport Commission,
              International Airport Revenue, Series 1998, AMT, (AMBAC
              Insured),
              6.000% 05/01/03.............................................        1,895
   6,600    San Francisco, California City and County Multi-Family Housing
              Revenue, (8th and Howard Family Apartments) Series 2000B,
              AMT, (Citibank, N.A. LOC),
              1.600% 12/01/34**...........................................        6,600
   3,415    San Jacinto, California Unified School District Certificate of
              Participation, (School Facility Bridge Funding Project)
              Series 1997, (FSA Insured, Dexia Credit Local SBPA),
              1.650% 09/01/22**...........................................        3,415
  10,904    San Jose, California Multi-Family Housing Revenue, (Sunset
              Square Apartments Project) Series 2002E,
              1.550% 06/01/34**...........................................       10,904
  15,000    San Luis Obispo County, California Office of Education TRAN,
              Series 2002,
              2.750% 07/01/03.............................................       15,119
   5,800    Santa Ana, California Health Facilities Revenue, (Town and
              Country Project) Series 1990, (Banque Nationale de Paris
              LOC),
              1.900% 10/01/20**...........................................        5,800
  16,955    Santa Clara County, California Transportation District
              Revenue, Series 1985A, (AMBAC Insured, Credit Local de
              France LOC),
              1.550% 06/01/15**...........................................       16,955
   9,500    Santa Clara County, California, East Side Unified High School
              District GO, TRAN,
              3.000% 07/01/03.............................................        9,596
   8,700    Santa Clara, California Unified School District, GO, TRAN,
              3.000% 07/01/03.............................................        8,788
   1,000    Saratoga, California Unified School District Certificates of
              Participation, (School Facility Bridge Funding) Series 2001,
              (FSA Insured, First Union National Bank SBPA),
              1.650% 09/01/26**...........................................        1,000
  14,500    Simi Valley, California Community Development Agency
              Multi-Family
              Housing Revenue, Series 1985A, (FHLMC Collateral Agreement),
              1.500% 05/01/10**...........................................       14,500

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $20,000    South Coast, California Local Education Agencies, TRAN, Series
              2002A,
              3.000% 06/30/03.............................................   $   20,203
  20,000    Southeast California Resource Recovery Facilities Authority
              Lease Revenue, (Morgan Guaranty Trust LOC, State Street Bank
              & Trust Company LOC),
              1.500% 12/01/18**...........................................       20,000
   5,000    Southeast California Resource Recovery Facilities Authority,
              Lease Revenue Refunding, Series 1995B, AMT, (State Street
              Bank & Trust Loc, Morgan Guaranty Trust LOC),
              1.700% 12/01/18**...........................................        5,000
  14,100    Southern California Metropolitan Water District Waterworks
              Revenue, Series 2000B-3, (Westdeutsche Landesbank SBPA),
              1.800% 07/01/35**...........................................       14,100
   1,200    Southern California Metropolitan Water District Waterworks
              Revenue, Series 2000B-4, (Westdeutsche Landesbank SBPA),
              1.550% 07/01/35**...........................................        1,200
   3,950    Southern California Public Power Authority Transmission
              Revenue Refunding, (Southern Transmission Project) Series
              2000A, (FSA Insured, Westdeutsche Landesbanken SBPA),
              1.550% 07/01/23**...........................................        3,950
      20    Southern California Public Power Authority Transmission
              Revenue, (Southern Transmission Project) Series 1991, (AMBAC
              Insured, Lloyds TSB Bank plc SBPA),
              1.550% 07/01/19**...........................................           20
   4,030    Southern Kern, California Unified School District Certificates
              of Participation, (Building Program) Series 1998A, (FSA
              Insured, First Union National Bank SBPA),
              1.650% 09/01/26**...........................................        4,030
   5,000    Sunnyvale, California School District, GO, TRAN,
              3.000% 07/01/03.............................................        5,053
   5,480    Sweetwater, California Unified High School District
              Certificates of Participation, Series 2001, (FSA Insured,
              First Union National Bank SBPA),
              1.650% 06/01/13**...........................................        5,480
   9,000    Turlock, California IRR District Certificates of Participation
              Revenue Refunding, Series 2001, (Societe Generale LOC),
              1.900% 01/01/31**...........................................        9,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 2,000    Tustin, California Improvement Bond Act of 1915, (Reassessment
              District No. 95-2 Project) Series 1996A, (KBC Bank N.V.
              LOC),
              1.850% 09/02/13**...........................................   $    2,000
   2,700    Vallecitos, California Water District Water Revenue
              Certificates of Participation, (Oaks Reservoir Project)
              Series 1998, (Credit Local de France LOC),
              1.550% 07/01/30**...........................................        2,700
  15,000    Ventura County, California TRAN, Series 2002,
              3.000% 07/01/03.............................................       15,148
   4,700    West Basin, California Municipal Water District Revenue
              Certificates of Participation, (Phase II Recycled Water
              Project) Series 1997B, (Bayerische Hypotheken und
              Vereinsbank LOC),
              1.600% 08/01/27**...........................................        4,700
                                                                             ----------
                                                                              2,243,005
                                                                             ----------
            PUERTO RICO -- 2.7%
  17,005    Puerto Rico Commonwealth Highway and Transportation Authority
              Revenue, (AMBAC Insured, Merrill Lynch Liquidity Facility),
              1.700% 01/01/19**@@.........................................       17,005
  21,330    Puerto Rico Commonwealth Infrastructure Financing Authority,
              Series 2000-2, (Toronto-Dominion Bank Liquidity Facility),
              1.600% 10/01/32**##.........................................       21,330
   5,000    Puerto Rico Commonwealth Infrastructure Financing Authority,
              Series 2001, (Commerzbank LOC),
              1.600% 07/01/27**##.........................................        5,000
   9,725    Puerto Rico Infrastructure Financing Authority,
              1.630% 10/01/34**##.........................................        9,725
   9,000    Puerto Rico Infrastructure Financing Authority,
              1.630% 10/01/34**##.........................................        9,000
                                                                             ----------
                                                                                 62,060
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $2,305,065)...........................................    2,305,065
                                                                             ----------

                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $2,305,065*)................................     101.2%  $2,305,065
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................      (1.2)%
            Cash..........................................................   $       35
            Interest receivable...........................................        5,551
            Investment advisory fee payable...............................         (226)
            Administration fee payable....................................         (107)
            Shareholder servicing and distribution fees payable...........         (613)
            Distributions payable.........................................       (1,651)
            Payable for investment securities purchased...................      (29,524)
            Accrued Trustees' fees and expenses...........................          (51)
            Accrued expenses and other liabilities........................         (243)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      (26,829)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $2,278,236
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $       58
            Accumulated net realized loss on investments sold.............           (8)
            Paid-in capital...............................................    2,278,186
                                                                             ----------
            NET ASSETS....................................................   $2,278,236
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($267,918,033 / 267,919,521 shares outstanding)...............        $1.00
                                                                             ==========
            TRUST CLASS SHARES:
            ($408,572,401 / 408,584,676 shares outstanding)...............        $1.00
                                                                             ==========
            INSTITUTIONAL SHARES:
            ($37,850,837 / 37,850,811 shares outstanding).................        $1.00
                                                                             ==========
            LIQUIDITY CLASS SHARES:
            ($3,287,059 / 3,287,093 shares outstanding)...................        $1.00
                                                                             ==========
            ADVISER CLASS SHARES:
            ($398,466,321 / 398,435,477 shares outstanding)...............        $1.00
                                                                             ==========
            INVESTOR CLASS SHARES:
            ($426,398,933 / 426,418,085 shares outstanding)...............        $1.00
                                                                             ==========
            DAILY CLASS SHARES:
            ($735,735,745 / 735,746,725 shares outstanding)...............        $1.00
                                                                             ==========
            INVESTOR B SHARES:
            ($6,567 / 6,567 shares outstanding)...........................        $1.00
                                                                             ==========

---------------

 *Aggregate cost for federal tax purposes.

**Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2002. These securities are subject to demand features of either one, seven or thirty days.

@@Restricted Security (see Note 5).

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations California Tax-Exempt Reserves Fund had the following industry concentrations greater than 10% at September 30, 2002 (as a percentage of net assets):

Housing Revenue                                   25.39%
Education Revenue                                 11.15%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.7%
            NEW YORK -- 100.7%
 $  850     Broome County, New York Industrial Development Agency, IDR
              Refunding, (Bing Realty Project) Series 1988, (First Union
              National Bank LOC),
              1.650% 12/15/03**...........................................   $   850
  2,555     Erie County, New York Industrial Development Agency Civic
              Facilities Revenue, (DePaul Community Facilities, Inc.
              Project) Series 1996, (Key Bank of New York, N.A. LOC),
              1.800% 11/01/16**#..........................................     2,555
    159     Garrison, New York Unified Free School District, Series 2002B,
              (MBIA Insured, State Aid Withholding),
              4.375% 06/15/03.............................................       161
    300     Hempstead Town, New York GO, Series 1997, (AMBAC Insured),
              4.300% 02/15/03.............................................       303
    800     Hempstead, New York Industrial Development Agency, IDR
              Refunding, (Trigen-Nassau Energy Corporation Project) Series
              1998, AMT, (Societe Generale LOC),
              1.750% 09/15/15**...........................................       800
    860     Jay Street Development Corporation, New York Cities Facilities
              Lease Revenue, (New York City Jay Street Project) Series
              2001A-2, (Landesbank Hessen Thurigen LOC),
              1.900% 05/01/20**...........................................       860
  1,000     Jay Street Development Corporation, New York Cities Facilities
              Lease Revenue, New York City (Jay Street Project) Series
              2001A-1, (Morgan Guaranty Trust LOC),
              1.600% 05/01/22**...........................................     1,000
  1,000     Long Island Power Authority, New York Electric Systems
              Revenue, Series 1998-7B, (MBIA Insured, SBPA Credit Suisse
              First Boston),
              1.600% 04/01/25**...........................................     1,000
  3,340     Long Island, New York Power Authority, Electric Systems
              Revenue, Series 1998-2A, (Westdeutsche Landesbank
              Girozentrale LOC, State Street Bank & Trust Company LOC),
              1.600% 05/01/33**...........................................     3,340
  1,100     Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (Hillside Childrens Center Project)
              Series 1998, (Key Bank, N.A. LOC),
              1.800% 08/01/18**#..........................................     1,100

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $3,700     Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (St. Anns Home Company Project) Series
              2000, (HSBC Bank USA LOC),
              1.640% 07/01/30**...........................................   $ 3,699
  2,000     Nassau County, New York Interim Finance Authority, (Sales Tax
              Secondary Project) Series 2002B, (FSA Insured, PARIBAS
              BNP-SPA),
              1.550% 11/15/22**...........................................     2,000
    800     New York City, New York Housing Development Corporation,
              Multi-Family Housing Revenue, Series 1997A, (FNMA Collateral
              Agreement),
              1.600% 11/15/19**...........................................       800
    300     New York City, New York Housing Development Corporation,
              Multi-Family Rent Housing Revenue, (Cargegie Park Project)
              Series 1997A, (FNMA COLL),
              1.600% 11/15/19**...........................................       300
    600     New York City, New York Municipal Water Finance Authority,
              Water and Sewer Systems Revenue, Series 1993C, (FGIC
              Insured, FGIC SBPA),
              1.950% 06/15/23**...........................................       600
    400     New York City, New York Municipal Water Finance Authority,
              Water and Sewer Systems Revenue, Series 1995A, (FGIC
              Insured, FGIC-SPI-SPA),
              2.000% 06/15/25**...........................................       400
    900     New York City, New York Transitional Finance Authority
              Revenue, Series 2002-4,
              2.500% 02/26/03.............................................       903
    700     New York City, New York Transitional Financing Authority
              Revenue, Series 2002-1B, (Societe Generale Liquidity
              Facility),
              1.700% 11/01/22**...........................................       700
    760     New York State Dormitory Authority Revenue, (Oxford University
              Press Inc. Project) Series 1996, (GO of Institution,
              Landesbank Hessen Thuringen LOC),
              1.650% 07/01/25**...........................................       760
    100     New York State Energy Research and Development Authority, PCR
              Refunding, Series 1994D, (Bank One Illinois N.A. LOC),
              1.950% 10/01/29**...........................................       100
    250     New York State Energy Research and Development Authority, PCR,
              (Niagara Mohawk Power Corporation Project) Series 1985C,
              (Bank One N.A. LOC),
              1.950% 12/01/25**...........................................       250

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $  260     New York State Energy Research and Development Authority, PCR,
              Commercial Paper Rate-New York, (Electric Gas Project)
              Series 1994D, (Bank One Chicago, N.A. LOC),
              1.900% 10/01/29**...........................................   $   260
    240     New York State Environmental Facilities Corporation, State
              Clean Water and Drinking Water Revenue, Series 1998F,
              5.000% 06/15/03.............................................       246
  1,000     New York State GO, Series 2000B, (Dexia Credit Local de France
              LOC), Mandatory Put 08/07/03 @ 100,
              1.500% 03/15/30**...........................................     1,000
    900     New York State Housing Finance Agency Revenue, (240 East 39th
              Street Housing Project) Series 1997, (FNMA LOC),
              1.750% 05/15/30**...........................................       900
    800     New York State Housing Finance Agency Revenue, (363 West 30th
              Street Housing Project) Series 2000A, (Fleet Bank N.A. LOC),
              1.750% 11/01/32**...........................................       800
    200     New York State Housing Finance Agency Revenue, (West 20th
              Street Housing Project) Series 2001A, AMT, (Bayerische
              Hypotheken und Vereinsbank LOC),
              1.680% 11/01/33**...........................................       200
    500     New York State Housing Finance Agency Revenue, Series 1997,
              AMT, (FNMA Collateral Agreement),
              1.650% 05/01/29**...........................................       500
    800     New York State Housing Finance Agency Revenue, Series 2002A,
              AMT, (Bayerische Hypotheken und Vereinsbank LOC),
              1.750% 11/01/33**...........................................       800
  1,800     New York State Housing Financing Agency Revenue, Series 2000A,
              (Bayerische Hypotheken und Vereinsbank LOC),
              1.680% 11/01/33**...........................................     1,800
    900     New York State Job Development Authority, State Guaranteed,
              Series 1992A-1 thru A-2, (Bayerische Landesbank LOC and
              Morgan Guaranty Trust LOC),
              2.000% 03/01/07**...........................................       900
    850     New York State Local Assistance Corporation Revenue, Series
              1993, (Bayerische Landesbank Girozentrale LOC, Westdeutsche
              Landesbank Girozentrale LOC),
              1.650% 04/01/22**...........................................       850
  1,310     New York State Local Government Assistance Corporation
              Revenue, Series 1995B, (Societe Generale LOC),
              1.600% 04/01/25**...........................................     1,310

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $  450     New York State Power Authority Revenue and General Purpose,
              GO, Series 1985, (First Union National Bank LOC, Bank of
              Nova Scotia LOC, Toronto Dominion Bank LOC),
              2.900% 03/01/20**...........................................   $   456
    200     New York State Tollway Authority Revenue, Series 2002A,
              3.250% 03/26/03.............................................       201
    200     New York State Tollway Authority Service Contract Revenue,
              (Local Highway and Bridge Project) Series 1998A-2, (MBIA
              Insured),
              5.250% 04/01/03.............................................       204
    800     New York State, Job Development Authority State Guaranteed
              Revenue, Series 1988A-1-A-21,
              2.000% 03/01/03.............................................       800
  1,000     New York State, Power Authority,
              1.300% 10/10/02.............................................     1,000
  1,300     New York Triborough Bridge & Tunnel Authority Revenue, Series
              2001B, (AMBAC Insured, State Street Bank & Trust Company
              SBPA),
              1.650% 01/01/32**...........................................     1,300
    150     New York, New York City Housing Development Corporation
              Mortgage Revenue, Series 1993, (Chase Manhattan Bank LOC),
              2.000% 01/01/23**...........................................       150
    900     New York, New York City Housing Development Corporation
              Multi-Family Revenue, (Fox Street Project) Series 2001A,
              (Chase Manhattan Bank LOC),
              1.750% 06/01/33**...........................................       900
    800     New York, New York City Municipal Water Finance Authority,
              Water and Sewer System Revenue, Series 2002A,
              3.000% 06/15/03.............................................       808
  1,000     New York, New York City Municipal Water Financing Authority,
              Water and Sewer System Revenue, (Toronto Dominion Bank SBPA,
              Bank of Nova Scotia Liquidity Facility),
              1.700% 06/15/18**...........................................     1,000
    400     New York, New York City Transitional Financing Authority,
              Series 2002-1A, (Landesbank Hessen Liquidity Facility),
              1.650% 11/01/22**...........................................       400
  2,000     New York, New York GO, Series 1992D, (FGIC Insured),
              1.600% 02/01/22**...........................................     2,000
    815     New York, New York GO, Series 1993A-9,
              1.700% 08/01/18**...........................................       815
  1,600     New York, New York GO, Series 1994H, (FSA Insured, State
              Street Bank & Trust Company SBPA),
              1.950% 08/01/14**...........................................     1,600

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $  800     New York, New York GO, Series 2001A-8, (AMBAC Insured, Lloyds
              TSB Bank plc SBPA),
              1.550% 11/01/23**...........................................   $   800
  1,070     Oneida County, New York Industrial Development Agency Revenue,
              (Hamilton College Civic Facility Project) Series 2002, (MBIA
              Insured, Bank of New York SBPA),
              1.700% 09/15/32**...........................................     1,070
    500     Schenectady County, New York Industrial Development Agency
              Civic Facility Revenue, (Union College Project) Series
              2001A, (AMBAC Insured),
              3.000% 07/01/03.............................................       506
    500     Suffolk County, New York GO, Series 2002A, (MBIA Insured),
              3.000% 05/01/03.............................................       503
    305     Suffolk County, New York Industrial Development Agency Revenue
              Refunding, (Target Rock Corporation Project), Series 1987,
              (Swiss Bank Corporation LOC),
              1.600% 02/01/07**...........................................       305
    300     Triborough Bridge and Tunnel Authority, New York Revenue,
              (General Purpose Project) Series 1999C, (AMBAC Insured, GO
              of Authority, Westdeutsche Landesbank Girozentrale SBPA),
              1.650% 01/01/13**...........................................       300
    300     Triborough Bridge and Tunnel Authority, New York Revenue,
              Series 1996B, (GO of Authority),
              4.400% 01/01/03.............................................       302
    500     Trumansburg, New York Central School District GO, (FSA
              Insured, State Aid Witholding),
              4.000% 06/15/03.............................................       509
                                                                             -------
                                                                              47,976
                                                                             -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $47,976)..............................................    47,976
                                                                             -------
                                                                             VALUE
                                                                             (000)
-------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $47,976*)...................................   100.7%    $47,976
                                                                             -------
            OTHER ASSETS AND LIABILITIES (NET)..................    (0.7)%
            Cash..........................................................   $     1
            Interest receivable...........................................       111
            Investment advisory fee payable...............................        (6)
            Administration fee payable....................................       (18)
            Shareholder servicing and distribution fees payable...........        (1)
            Distributions payable.........................................       (51)
            Accrued Trustees' fees and expenses...........................        (6)
            Accrued expenses and other liabilities........................      (374)
                                                                             -------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................      (344)
                                                                             -------
            NET ASSETS..........................................       100%  $47,632
                                                                             =======
            NET ASSETS CONSIST OF:
            Paid-in capital...............................................   $47,632
                                                                             -------
            NET ASSETS....................................................   $47,632
                                                                             =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)



                                                                              VALUE
-------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($31,245,299 / 31,245,779 shares outstanding).................     $1.00
                                                                             =======
            TRUST CLASS SHARES:
            ($16,377,935 / 16,378,143 shares outstanding).................     $1.00
                                                                             =======
            INSTITUTIONAL SHARES:
            ($1,007 / 1,007 shares outstanding)...........................     $1.00
                                                                             =======
            LIQUIDITY CLASS SHARES:
            ($1,007 / 1,007 shares outstanding)...........................     $1.00
                                                                             =======
            ADVISER CLASS SHARES:
            ($1,006 / 1,006 shares outstanding)...........................     $1.00
                                                                             =======
            INVESTOR CLASS SHARES:
            ($1,006 / 1,006 shares outstanding)...........................     $1.00
                                                                             =======
            MARKET CLASS SHARES:
            ($1,006 / 1,006 shares outstanding)...........................     $1.00
                                                                             =======
            DAILY CLASS SHARES:
            ($1,004 / 1,004 shares outstanding)...........................     $1.00
                                                                             =======
            SERVICE CLASS SHARES:
            ($1,002 / 1,002 shares outstanding)...........................     $1.00
                                                                             =======
            INVESTOR B SHARES:
            ($1,002 / 1,002 shares outstanding)...........................     $1.00
                                                                             =======
            INVESTOR C SHARES:
            ($1,002 / 1,002 shares outstanding)...........................     $1.00
                                                                             =======

---------------

 *Aggregate cost for federal tax purposes.

**Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2002. These securities are subject to demand features of either one, seven or thirty days.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations New York Tax-Exempt Reserves Fund had the following industry concentrations greater than 10% at September 30, 2002 (as a percentage of net assets):

Industrial Development Revenue/Pollution Control
 Revenue                                           20.29%
Housing Revenue                                    16.12%
Electric Revenue                                   10.51%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS MONEY MARKET FUNDS

ABBREVIATIONS:

AMBAC            American Municipal Bond Assurance Corporation
AMT              Alternative Minimum Tax
BAN              Bond Anticipation Note
FGIC             Financial Guaranty Insurance Corporation
FFCB             Federal Farm Credit Bank
FHLB             Federal Home Loan Bank
FHLMC            Federal Home Loan Mortgage Corporation
FNMA             Federal National Mortgage Association
FSA              Financial Security Assurance
GAN              Grant Anticipation Note
GNMA             Government National Mortgage Association
GO               General Obligation
GTD STD LNS      Guaranteed Student Loan
GTY-AGMT         Guarantee Agreement
IDR              Industrial Development Revenue
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
PCR              Pollution Control Revenue
RAN              Revenue Anticipation Note
SLMA             Student Loan Marketing Association
SBPA             Standby Bond Purchase Agreement
TAN              Tax Anticipation Note
TRAN             Tax and Revenue Anticipation Note

NATIONS MONEY MARKET FUNDS




  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2002

                                                                   CASH           MONEY MARKET
                                                                 RESERVES           RESERVES
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $      801,990     $      140,225
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................          59,242             10,775
Administration fee..........................................          39,495              7,183
Transfer agent fees.........................................           1,204                242
Custodian fees..............................................           2,141                448
Trustees' fees and expenses.................................               7                  7
Registration and filing fees................................           2,455              1,047
Legal and audit fees........................................             126                 45
Interest expense............................................              21                 --
Printing expense............................................             741                102
Other.......................................................             426                 72
                                                              --------------     --------------
    Subtotal................................................         105,858             19,921
Shareholder servicing and distribution fees:
  Trust Class Shares........................................           2,489                176
  Institutional Class Shares................................             791                 96
  Liquidity Class Shares....................................           7,416              2,292
  Adviser Class Shares......................................           9,853              1,021
  Investor Class Shares.....................................           8,453                 80
  Market Class Shares.......................................           8,427              3,082
  Daily Class Shares........................................          39,602                 14
  Service Class Shares......................................           5,005                982
  Investor A Shares**.......................................             745                 --
  Investor B Shares.........................................             234                 60
  Investor C Shares.........................................              14                  5
  Marsico Shares**..........................................              31                 --
                                                              --------------     --------------
    Total expenses..........................................         188,918             27,729
Fees waived by investment advisor, administrator and/or
  distributor...............................................         (32,946)            (7,442)
Fees reduced by credits allowed by the custodian............              (8)                (1)
                                                              --------------     --------------
    Net expenses............................................         155,964             20,286
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................         646,026            119,939
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................             523                 50
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $      646,549     $      119,989
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

 **Cash Reserves' Investor A Shares and Marsico Shares, Treasury Reserves'
   Investor A Shares and Government Reserves' Investor A Shares commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS MONEY MARKET FUNDS




  STATEMENTS OF OPERATIONS (CONTINUED)                               (UNAUDITED)


                                                                          CALIFORNIA        NEW YORK
       TREASURY        GOVERNMENT       MUNICIPAL        TAX-EXEMPT       TAX-EXEMPT       TAX-EXEMPT
       RESERVES         RESERVES         RESERVES         RESERVES         RESERVES         RESERVES
-------------------------------------------------------------------------------------------------------

    $      101,202   $       47,909   $       19,437   $       21,302   $       15,648   $          244
    --------------   --------------   --------------   --------------   --------------   --------------

             7,982            3,795            1,876            2,264            1,634               27
             5,321            2,530            1,250            1,401            1,089               18
               158               83               39               81               31                1
               296              169               67               77               54                2
                 7                7                7                7                7                9
               443              432              242               71               28               35
                39               33               29               49               30              141
                --               --               --               --               --               --
                85               73              117              103               95              144
                91               37               39               56               24                5
    --------------   --------------   --------------   --------------   --------------   --------------
            14,422            7,159            3,666            4,109            2,992              382

               387              185              250              905              201                7
               100               20               23               --*               1               --*
             1,761              785              240                2               11               --*
             2,707            1,270              227                1              464               --*
             1,317            1,615              180              279              615               --*
             3,166            1,145              411               --               --               --*
             3,516              929            1,787              249            2,405               --*
             1,520              193               91               --               --               --*
             1,467               13               --              182               --               --
                 3               11               --*              --               --*              --*
                --*               5               --*              --               --               --*
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            30,366           13,330            6,875            5,727            6,689              389
            (5,247)          (2,744)          (1,385)            (983)            (823)            (367)
                --*              (2)              --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            25,119           10,584            5,490            4,744            5,866               22
    --------------   --------------   --------------   --------------   --------------   --------------
            76,083           37,325           13,947           16,558            9,782              222
    --------------   --------------   --------------   --------------   --------------   --------------
               144               96              172               19               14               --
    --------------   --------------   --------------   --------------   --------------   --------------
    $       76,227   $       37,421   $       14,119   $       16,577   $        9,796   $          222
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                        CASH RESERVES
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/02           YEAR ENDED
                                                               (UNAUDITED)          3/31/02
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $      646,026     $    1,860,094
Net realized gain/(loss) on investments.....................             523              3,596
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         646,549          1,863,690
Distributions to shareholders from net investment income:
  Capital Class Shares......................................        (341,915)          (809,617)
  Institutional Class Shares................................         (35,304)           (50,658)
  Trust Class Shares........................................         (42,631)           (72,520)
  Liquidity Class Shares....................................         (14,681)           (52,708)
  Adviser Class Shares......................................         (62,265)          (204,851)
  Investor Class Shares.....................................         (35,722)          (178,840)
  Market Class Shares.......................................         (25,769)           (96,440)
  Daily Class Shares........................................         (81,098)          (373,303)
  Service Class Shares......................................          (4,132)           (22,222)
  Investor A Shares**.......................................          (2,226)                --
  Investor B Shares.........................................            (153)              (706)
  Investor C Shares.........................................              (9)               (32)
  Marsico Shares**..........................................            (128)                --
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................     (12,318,334)        21,453,429
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................     (12,317,818)        21,455,222
NET ASSETS:
Beginning of period.........................................      78,697,298         57,242,076
                                                              --------------     --------------
End of period...............................................  $   66,379,480     $   78,697,298
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $           55     $           62
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

**Cash Reserves' Investor A Shares and Marsico Shares commenced operations on
  May 13, 2002, Treasury Reserves' Investor A Shares commenced operations on May 13, 2002 and Government Reserves' Investor A Shares commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS MONEY MARKET FUNDS

         MONEY MARKET RESERVES               TREASURY RESERVES                GOVERNMENT RESERVES
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/02         YEAR ENDED        9/30/02         YEAR ENDED        9/30/02         YEAR ENDED
     (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02
-------------------------------------------------------------------------------------------------------

    $      119,939   $      396,229   $       76,083   $      237,175   $       37,325   $      134,983
                50            2,722              144              370               96              658
    --------------   --------------   --------------   --------------   --------------   --------------
           119,989          398,951           76,227          237,545           37,421          135,641

           (92,405)        (292,125)         (21,695)         (63,160)         (13,575)         (47,374)
            (4,094)         (13,696)          (4,148)          (3,163)            (805)          (6,152)
            (2,946)          (8,704)          (6,139)         (13,117)          (2,932)          (8,344)
            (4,323)         (19,367)          (3,032)         (10,202)          (1,419)          (8,283)
            (6,139)         (21,424)         (15,716)         (59,228)          (7,347)         (27,374)
              (321)          (2,369)          (5,065)         (19,665)          (6,214)         (16,826)
            (8,913)         (36,941)          (8,790)         (34,858)          (3,160)         (12,930)
               (27)            (159)          (6,448)         (27,281)          (1,693)          (7,089)
              (733)          (4,251)          (1,065)          (6,939)            (134)            (607)
                --               --           (3,984)              --              (37)              --
               (35)            (167)              (2)              (4)              (6)             (26)
                (3)              (5)              --*              --               (3)              (3)
                --               --               --               --               --               --
        (3,377,188)       6,030,999          (63,091)       3,231,438         (353,245)         971,803
    --------------   --------------   --------------   --------------   --------------   --------------
        (3,377,138)       6,030,742          (62,948)       3,231,366         (353,149)         972,436

        16,085,139       10,054,397       11,140,016        7,908,650        5,073,021        4,100,585
    --------------   --------------   --------------   --------------   --------------   --------------
    $   12,708,001   $   16,085,139   $   11,077,068   $   11,140,016   $    4,719,872   $    5,073,021
    ==============   ==============   ==============   ==============   ==============   ==============

    $           --   $           --   $           70   $           71   $           --   $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                     MUNICIPAL RESERVES
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/02           YEAR ENDED
                                                               (UNAUDITED)          3/31/02
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       13,947     $       36,930
Net realized gain/(loss) on investments.....................             172                 89
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          14,119             37,019
Distributions to shareholders from net investment income:
  Capital Class Shares**....................................          (5,055)            (7,583)
  Institutional Class Shares**..............................            (742)              (369)
  Trust Class Shares........................................          (3,137)           (10,262)
  Liquidity Class Shares**..................................            (338)            (1,084)
  Adviser Class Shares**....................................          (1,003)            (3,082)
  Investor Class Shares.....................................            (516)            (1,047)
  Market Class Shares.......................................            (829)            (3,107)
  Daily Class Shares........................................          (2,270)            (9,908)
  Service Class Shares......................................             (57)              (387)
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --*                (1)
  Investor C Shares.........................................              --*                --*
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................         360,383            555,246
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         360,555            555,435
NET ASSETS
Beginning of period.........................................       2,161,324          1,605,889
                                                              --------------     --------------
End of period...............................................  $    2,521,879     $    2,161,324
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $          100     $          100
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

 **Tax-Exempt Reserves Capital Class, Institutional Class, Liquidity Class and
   Adviser Class commenced operations on June 13, 2002, June 18, 2002, September 3, 2002 and August 8, 2002, respectively.

(a)New York Tax-Exempt Reserves commenced operations on February 15, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS MONEY MARKET FUNDS

          TAX-EXEMPT RESERVES         CALIFORNIA TAX-EXEMPT RESERVES     NEW YORK TAX-EXEMPT RESERVES
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/02         YEAR ENDED        9/30/02         YEAR ENDED        9/30/02        PERIOD ENDED
     (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02        (UNAUDITED)       3/31/02(A)
-------------------------------------------------------------------------------------------------------

    $       16,558   $       54,820   $        9,782   $       26,668   $          222   $           26
                19               77               14              (10)              --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            16,577           54,897            9,796           26,658              222               26

              (507)              --           (1,478)            (477)            (145)             (25)
                --*              --              (27)              (2)              --*              --*
           (14,537)         (48,149)          (2,294)          (6,110)             (77)              (1)
                --*              --              (15)             (21)              --*              --*
                (6)              --           (1,821)          (5,312)              --*              --*
              (830)          (4,220)          (1,553)          (4,140)              --*              --*
                --               --               --               --               --*              --*
              (310)          (1,421)          (2,595)         (10,701)              --*              --
                --               --               --               --               --*              --
              (368)          (1,096)              --               --               --               --
                --               --               --*              --*              --*              --
                --               --               --               --               --*              --
          (238,927)         223,586          461,072          176,498           26,782           20,850
    --------------   --------------   --------------   --------------   --------------   --------------
          (238,908)         223,597          461,085          176,393           26,782           20,850

         2,994,991        2,771,394        1,817,151        1,640,758           20,850               --
    --------------   --------------   --------------   --------------   --------------   --------------
    $    2,756,083   $    2,994,991   $    2,278,236   $    1,817,151   $       47,632   $       20,850
    ==============   ==============   ==============   ==============   ==============   ==============

    $           34   $           34   $           58   $           59   $           --   $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY*


                                                                         CASH RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2002
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................    $ 129,462,949       $ 409,864,334
 Issued as reinvestment of dividends........................          101,480             400,213
 Redeemed...................................................     (141,720,111)       (391,070,973)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $ (12,155,682)      $  19,193,574
                                                                =============       =============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................    $  11,333,796       $  22,112,144
 Issued as reinvestment of dividends........................           22,980              26,218
 Redeemed...................................................      (10,844,565)        (19,531,727)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $     512,211       $   2,606,635
                                                                =============       =============
TRUST CLASS SHARES:
 Sold.......................................................    $   4,311,240       $   7,411,073
 Issued in exchange for Primary A Shares of Nations Prime
   Fund (Note 8)............................................        3,238,730                  --
 Issued as reinvestment of dividends........................            1,029                 416
 Redeemed...................................................       (4,984,707)         (7,401,508)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $   2,566,292       $       9,981
                                                                =============       =============
LIQUIDITY CLASS SHARES:
 Sold.......................................................    $   2,561,040       $  16,140,974
 Issued as reinvestment of dividends........................           14,773              46,158
 Redeemed...................................................       (2,849,692)        (15,921,390)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $    (273,879)      $     265,742
                                                                =============       =============
ADVISER CLASS SHARES:
 Sold.......................................................    $  18,064,910       $  64,620,998
 Issued as reinvestment of dividends........................           30,227             123,674
 Redeemed...................................................      (19,148,809)        (62,810,590)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $  (1,053,672)      $   1,934,082
                                                                =============       =============
INVESTOR CLASS SHARES:
 Sold.......................................................    $   2,644,598       $   6,098,275
 Issued in exchange for Investor B Shares of Nations Prime
   Fund (Note 8)............................................          563,131                  --
 Issued in exchange for Investor C Shares of Nations Prime
   Fund (Note 8)............................................            2,945                  --
 Issued as reinvestment of dividends........................           34,997             169,610
 Redeemed...................................................       (3,719,911)         (8,887,786)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $    (474,240)      $  (2,619,901)
                                                                =============       =============
MARKET CLASS SHARES:
 Sold.......................................................    $   3,400,001       $   5,735,740
 Issued as reinvestment of dividends........................              510                 966
 Redeemed...................................................       (3,525,415)         (5,235,076)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $    (124,904)      $     501,630
                                                                =============       =============
DAILY CLASS SHARES:
 Sold.......................................................    $  11,036,940       $  68,651,594
 Issued in exchange for Daily Shares of Nations Prime Fund
   (Note 8).................................................          822,570                  --
 Issued as reinvestment of dividends........................           73,595             345,423
 Redeemed...................................................      (13,631,781)        (69,568,748)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $  (1,698,676)      $    (571,731)
                                                                =============       =============
SERVICE CLASS SHARES:
 Sold.......................................................    $   1,970,954       $  10,920,412
 Issued as reinvestment of dividends........................              434               7,561
 Redeemed...................................................       (2,035,940)        (10,804,243)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $     (64,552)      $     123,730
                                                                =============       =============
INVESTOR A SHARES:+
 Sold.......................................................    $     161,209       $          --
 Issued in exchange for Investor A Shares of Nations Prime
   Fund (Note 8)............................................          457,965                  --
 Issued as reinvestment of dividends........................            1,745                  --
 Redeemed...................................................         (210,045)                 --
                                                                -------------       -------------
 Net increase/(decrease)....................................    $     410,874       $          --
                                                                =============       =============
INVESTOR B SHARES:
 Sold.......................................................    $      32,909       $      43,549
 Issued as reinvestment of dividends........................              139                 641
 Redeemed...................................................          (18,728)            (34,144)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $      14,320       $      10,046
                                                                =============       =============
INVESTOR C SHARES:
 Sold.......................................................    $       5,862       $       6,646
 Issued as reinvestment of dividends........................                8                  27
 Redeemed...................................................           (3,045)             (7,032)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $       2,825       $        (359)
                                                                =============       =============
MARSICO SHARES:+
 Sold.......................................................    $      69,237       $          --
 Issued in exchange for Marsico Shares of Nations Prime Fund
   (Note 8).................................................           22,533                  --
 Issued as reinvestment of dividends........................              103                  --
 Redeemed...................................................          (71,124)                 --
                                                                -------------       -------------
 Net increase/(decrease)....................................    $      20,749       $          --
                                                                =============       =============
 Total net increase/(decrease)..............................    $ (12,318,334)      $  21,453,429
                                                                =============       =============

---------------

*Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+Cash Reserves' Investor A Shares and Marsico Shares commenced operations on May
 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS MONEY MARKET FUNDS

                                                                     MONEY MARKET RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2002
                                                              -----------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 32,271,962      $ 108,419,224
 Issued as reinvestment of dividends........................           50,040            153,586
 Redeemed...................................................      (34,050,859)      (103,591,271)
                                                                 ------------      -------------
 Net increase/(decrease)....................................     $ (1,728,857)     $   4,981,539
                                                                 ============      =============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $  1,102,770      $   3,926,342
 Issued as reinvestment of dividends........................            4,121              8,856
 Redeemed...................................................       (1,347,682)        (3,974,537)
                                                                 ------------      -------------
 Net increase/(decrease)....................................     $   (240,791)     $     (39,339)
                                                                 ============      =============
TRUST CLASS SHARES:
 Sold.......................................................     $    985,481      $   2,756,173
 Issued as reinvestment of dividends........................              310                 80
 Redeemed...................................................       (1,868,569)        (1,511,803)
                                                                 ------------      -------------
 Net increase/(decrease)....................................     $   (882,778)     $   1,244,450
                                                                 ============      =============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $    771,693      $   5,093,855
 Issued as reinvestment of dividends........................            4,344             17,188
 Redeemed...................................................         (900,117)        (5,630,325)
                                                                 ------------      -------------
 Net increase/(decrease)....................................     $   (124,080)     $    (519,282)
                                                                 ============      =============
ADVISER CLASS SHARES:
 Sold.......................................................     $  1,704,984      $   6,225,096
 Issued as reinvestment of dividends........................            4,909             16,697
 Redeemed...................................................       (2,001,838)        (5,896,274)
                                                                 ------------      -------------
 Net increase/(decrease)....................................     $   (291,945)     $     345,519
                                                                 ============      =============
INVESTOR CLASS SHARES:
 Sold.......................................................     $      8,819      $      53,788
 Issued as reinvestment of dividends........................                3                 56
 Redeemed...................................................           (7,843)          (100,072)
                                                                 ------------      -------------
 Net increase/(decrease)....................................     $        979      $     (46,228)
                                                                 ============      =============
MARKET CLASS SHARES:
 Sold.......................................................     $  1,020,400      $   2,149,500
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................       (1,127,900)        (2,020,500)
                                                                 ------------      -------------
 Net increase/(decrease)....................................     $   (107,500)     $     129,000
                                                                 ============      =============
DAILY CLASS SHARES:
 Sold.......................................................     $      2,743      $      27,797
 Issued as reinvestment of dividends........................               27                158
 Redeemed...................................................           (2,304)           (31,016)
                                                                 ------------      -------------
 Net increase/(decrease)....................................     $        466      $      (3,061)
                                                                 ============      =============
SERVICE CLASS SHARES:
 Sold.......................................................     $  3,194,779      $     967,237
 Issued as reinvestment of dividends........................                8                  8
 Redeemed...................................................       (3,203,569)        (1,031,411)
                                                                 ------------      -------------
 Net increase/(decrease)....................................     $     (8,782)     $     (64,166)
                                                                 ============      =============
INVESTOR B SHARES:
 Sold.......................................................     $      8,796      $       9,545
 Issued as reinvestment of dividends........................               31                153
 Redeemed...................................................           (4,054)            (7,199)
                                                                 ------------      -------------
 Net increase/(decrease)....................................     $      4,773      $       2,499
                                                                 ============      =============
INVESTOR C SHARES:
 Sold.......................................................     $      1,453      $         486
 Issued as reinvestment of dividends........................                2                  5
 Redeemed...................................................             (128)              (423)
                                                                 ------------      -------------
 Net increase/(decrease)....................................     $      1,327      $          68
                                                                 ============      =============
 Total net increase/(decrease)..............................     $ (3,377,188)     $   6,030,999
                                                                 ============      =============

---------------

*Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                       TREASURY RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2002
                                                              -----------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 14,546,364       $ 21,564,285
 Issued as reinvestment of dividends........................           17,797             40,741
 Redeemed...................................................      (16,424,600)       (19,790,127)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $ (1,860,439)      $  1,814,899
                                                                 ============       ============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $    851,392       $  1,678,781
 Issued as reinvestment of dividends........................            3,470              2,778
 Redeemed...................................................         (675,649)        (1,327,853)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    179,213       $    353,706
                                                                 ============       ============
TRUST CLASS SHARES:
 Sold.......................................................     $    862,477       $  2,693,547
 Issued in exchange for Primary A Shares of Nations Treasury
   Fund (Note 8)............................................          506,390                 --
 Issued as reinvestment of dividends........................               50                 62
 Redeemed...................................................         (938,676)        (2,609,923)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    430,241       $     83,686
                                                                 ============       ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $    694,182       $  2,015,767
 Issued as reinvestment of dividends........................            2,744              7,613
 Redeemed...................................................         (674,444)        (2,002,088)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     22,482       $     21,292
                                                                 ============       ============
ADVISER CLASS SHARES:
 Sold.......................................................     $  7,893,708       $ 27,701,281
 Issued as reinvestment of dividends........................            6,182             28,272
 Redeemed...................................................       (7,502,826)       (27,079,449)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    397,064       $    650,104
                                                                 ============       ============
INVESTOR CLASS SHARES:
 Sold.......................................................     $    748,127       $  1,294,420
 Issued in exchange for Investor B Shares of Nations
   Treasury Fund (Note 8)...................................           75,202                 --
 Issued in exchange for Investor C Shares of Nations
   Treasury Fund (Note 8)...................................              118                 --
 Issued as reinvestment of dividends........................            3,960             16,022
 Redeemed...................................................         (733,445)        (1,321,657)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     93,962       $    (11,215)
                                                                 ============       ============
MARKET CLASS SHARES:
 Sold.......................................................     $  1,180,000       $  2,061,500
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................       (1,151,500)        (2,049,500)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     28,500       $     12,000
                                                                 ============       ============
DAILY CLASS SHARES:
 Sold.......................................................     $  4,018,416       $ 17,292,506
 Issued in exchange for Daily Shares of Nations Treasury
   Fund (Note 8)............................................           39,993                 --
 Issued as reinvestment of dividends........................            2,614             18,356
 Redeemed...................................................       (4,243,541)       (16,991,018)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $   (182,518)      $    319,844
                                                                 ============       ============
SERVICE CLASS SHARES:
 Sold.......................................................     $  1,214,943       $  5,148,381
 Issued as reinvestment of dividends........................               89              2,005
 Redeemed...................................................       (1,270,010)        (5,163,206)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    (54,978)      $    (12,820)
                                                                 ============       ============
INVESTOR A SHARES:+
 Sold.......................................................     $  2,251,971       $         --
 Issued in exchange for Investor A Shares of Nations
   Treasury Fund (Note 8)...................................          845,904                 --
 Issued as reinvestment of dividends........................              330                 --
 Redeemed...................................................       (2,215,196)                --
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    883,009       $         --
                                                                 ============       ============
INVESTOR B SHARES:
 Sold.......................................................     $        371       $        179
 Issued as reinvestment of dividends........................                2                  4
 Redeemed...................................................               --               (241)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $        373       $        (58)
                                                                 ============       ============
INVESTOR C SHARES:
 Sold.......................................................     $         99       $         --
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................              (99)                --
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $         --       $         --
                                                                 ============       ============
 Total net increase/(decrease)..............................     $    (63,091)      $  3,231,438
                                                                 ============       ============

---------------
*Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
+Treasury Reserves' Investor A Shares commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS RESERVES MONEY MARKET FUNDS

                                                                      GOVERNMENT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2002
                                                              -----------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 5,079,744        $ 13,012,207
 Issued as reinvestment of dividends........................          12,822              41,330
 Redeemed...................................................      (5,387,245)        (12,087,323)
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $  (294,679)       $    966,214
                                                                 ===========        ============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $   524,878        $  1,420,005
 Issued as reinvestment of dividends........................             685               3,748
 Redeemed...................................................        (521,975)         (1,597,312)
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $     3,588        $   (173,559)
                                                                 ===========        ============
TRUST CLASS SHARES:
 Sold.......................................................     $   213,161        $    476,644
 Issued in exchange for Primary A Shares of Nations
   Government Money Market Fund (Note 8)....................         292,051                  --
 Issued as reinvestment of dividends........................               5                  --
 Redeemed...................................................        (387,788)           (410,196)
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $   117,429        $     66,448
                                                                 ===========        ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $   476,893        $  2,013,626
 Issued as reinvestment of dividends........................           1,008               6,116
 Redeemed...................................................        (409,022)         (2,323,560)
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $    68,879        $   (303,818)
                                                                 ===========        ============
ADVISER CLASS SHARES:
 Sold.......................................................     $ 1,224,956        $  3,600,483
 Issued as reinvestment of dividends........................           7,232              26,369
 Redeemed...................................................      (1,178,745)         (4,022,971)
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $    53,443        $   (396,119)
                                                                 ===========        ============
INVESTOR CLASS SHARES:
 Sold.......................................................     $   846,111        $  1,973,152
 Issued in exchange for Investor B Shares of Nations
   Government Money Market Fund (Note 8)....................          26,979                  --
 Issued in exchange for Investor C Shares of Nations
   Government Money Market Fund (Note 8)....................             495                  --
 Issued as reinvestment of dividends........................           6,499              16,529
 Redeemed...................................................      (1,087,136)         (1,319,792)
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $  (207,052)       $    669,889
                                                                 ===========        ============
MARKET CLASS SHARES:
 Sold.......................................................     $   791,000        $  1,504,875
 Issued as reinvestment of dividends........................              --                   5
 Redeemed...................................................        (857,500)         (1,431,880)
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $   (66,500)       $     73,000
                                                                 ===========        ============
DAILY CLASS SHARES:
 Sold.......................................................     $   164,181        $    883,088
 Issued in exchange for Daily Shares of Nations Government
   Money Market Fund (Note 8)...............................          22,560                  --
 Issued as reinvestment of dividends........................           1,759               7,085
 Redeemed...................................................        (221,547)           (832,861)
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $   (33,047)       $     57,312
                                                                 ===========        ============
SERVICE CLASS SHARES:
 Sold.......................................................     $    88,500        $    118,000
 Issued as reinvestment of dividends........................              --                  --
 Redeemed...................................................         (89,000)           (107,500)
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $      (500)       $     10,500
                                                                 ===========        ============
INVESTOR A SHARES:+
 Sold.......................................................     $     6,208        $         --
 Issued in exchange for Investor A Shares of Nations
   Government Money Market Fund (Note 8)....................          12,737                  --
 Issued as reinvestment of dividends........................              30                  --
 Redeemed...................................................         (13,416)                 --
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $     5,559        $         --
                                                                 ===========        ============
INVESTOR B SHARES:
 Sold.......................................................     $       120        $      2,268
 Issued as reinvestment of dividends........................               6                  25
 Redeemed...................................................            (493)             (1,178)
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $      (367)       $      1,115
                                                                 ===========        ============
INVESTOR C SHARES:
 Sold.......................................................     $        --        $        980
 Issued as reinvestment of dividends........................               2                   1
 Redeemed...................................................              --                (160)
                                                                 -----------        ------------
 Net increase/(decrease)....................................     $         2        $        821
                                                                 ===========        ============
 Total net increase/(decrease)..............................     $  (353,245)       $    971,803
                                                                 ===========        ============

---------------
*Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
+Government Reserves' Investor A Shares commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                      MUNICIPAL RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2002
                                                              -----------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 1,803,385        $ 3,509,609
 Issued as reinvestment of dividends........................           2,313              4,752
 Redeemed...................................................      (1,420,600)        (3,203,194)
                                                                 -----------        -----------
 Net increase/(decrease)....................................     $   385,098        $   311,167
                                                                 ===========        ===========
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $   326,275        $   334,538
 Issued as reinvestment of dividends........................             221                175
 Redeemed...................................................        (295,750)          (265,398)
                                                                 -----------        -----------
 Net increase/(decrease)....................................     $    30,746        $    69,315
                                                                 ===========        ===========
TRUST CLASS SHARES:
 Sold.......................................................     $   481,994        $   932,460
 Issued as reinvestment of dividends........................             159                118
 Redeemed...................................................        (469,572)          (929,081)
                                                                 -----------        -----------
 Net increase/(decrease)....................................     $    12,581        $     3,497
                                                                 ===========        ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $   130,831        $   195,550
 Issued as reinvestment of dividends........................             316              1,079
 Redeemed...................................................        (119,854)          (186,473)
                                                                 -----------        -----------
 Net increase/(decrease)....................................     $    11,293        $    10,156
                                                                 ===========        ===========
ADVISER CLASS SHARES:
 Sold.......................................................     $   293,457        $   542,205
 Issued as reinvestment of dividends........................             938              3,011
 Redeemed...................................................        (249,524)          (516,476)
                                                                 -----------        -----------
 Net increase/(decrease)....................................     $    44,871        $    28,740
                                                                 ===========        ===========
INVESTOR CLASS SHARES:
 Sold.......................................................     $   187,314        $    98,388
 Issued as reinvestment of dividends........................             461              1,042
 Redeemed...................................................        (137,007)          (108,428)
                                                                 -----------        -----------
 Net increase/(decrease)....................................     $    50,768        $    (8,998)
                                                                 ===========        ===========
MARKET CLASS SHARES:
 Sold.......................................................     $   442,000        $   854,023
 Issued as reinvestment of dividends........................              --                 12
 Redeemed...................................................        (487,000)          (800,035)
                                                                 -----------        -----------
 Net increase/(decrease)....................................     $   (45,000)       $    54,000
                                                                 ===========        ===========
DAILY CLASS SHARES:
 Sold.......................................................     $   235,275        $   979,066
 Issued as reinvestment of dividends........................           2,339              9,896
 Redeemed...................................................        (365,575)          (906,696)
                                                                 -----------        -----------
 Net increase/(decrease)....................................     $  (127,961)       $    82,266
                                                                 ===========        ===========
SERVICE CLASS SHARES:
 Sold.......................................................     $    70,000        $   222,300
 Issued as reinvestment of dividends........................              --                 --
 Redeemed...................................................         (72,000)          (217,300)
                                                                 -----------        -----------
 Net increase/(decrease)....................................     $    (2,000)       $     5,000
                                                                 ===========        ===========
INVESTOR B SHARES:
 Sold.......................................................     $        24        $        58
 Issued as reinvestment of dividends........................              --**                1
 Redeemed...................................................             (30)               (51)
                                                                 -----------        -----------
 Net increase/(decrease)....................................     $        (6)       $         8
                                                                 ===========        ===========
INVESTOR C SHARES:+
 Sold.......................................................     $        23        $        95
 Issued as reinvestment of dividends........................              --**               --
 Redeemed...................................................             (30)                --
                                                                 -----------        -----------
 Net increase/(decrease)....................................     $        (7)       $        95
                                                                 ===========        ===========
 Total net increase/(decrease)..............................     $   360,383        $   555,246
                                                                 ===========        ===========

---------------
 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
**Amount represents less than 500 shares and/or $500, as applicable.
 +Municipal Reserves' Investor C Shares commenced operations on March 28, 2002, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS RESERVES MONEY MARKET FUNDS

                                                                      TAX-EXEMPT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2002
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:+
  Sold......................................................     $   680,764         $        --
  Issued as reinvestment of dividends.......................              --**                --
  Redeemed..................................................        (541,107)                 --
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $   139,657         $        --
                                                                 ===========         ===========
INSTITUTIONAL CLASS SHARES:+
  Sold......................................................     $         1         $        --
  Issued as reinvestment of dividends.......................              --**                --
  Redeemed..................................................              --                  --
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $         1         $        --
                                                                 ===========         ===========
TRUST CLASS SHARES:
  Sold......................................................     $ 1,275,015         $ 2,628,367
  Issued as reinvestment of dividends.......................             200                 420
  Redeemed..................................................      (1,583,632)         (2,405,809)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $  (308,417)        $   222,978
                                                                 ===========         ===========
LIQUIDITY CLASS SHARES:+
  Sold......................................................     $       806         $        --
  Issued as reinvestment of dividends.......................              --                  --
  Redeemed..................................................            (404)                 --
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $       402         $        --
                                                                 ===========         ===========
ADVISER CLASS SHARES:+
  Sold......................................................     $     3,893         $        --
  Issued as reinvestment of dividends.......................               3                  --
  Redeemed..................................................             (20)                 --
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $     3,876         $        --
                                                                 ===========         ===========
INVESTOR CLASS SHARES:
  Sold......................................................     $   263,366         $   339,392
  Issued as reinvestment of dividends.......................             755               3,637
  Redeemed..................................................        (328,994)           (373,708)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $   (64,873)        $   (30,679)
                                                                 ===========         ===========
DAILY CLASS SHARES:
  Sold......................................................     $    69,846         $   168,239
  Issued as reinvestment of dividends.......................             269               1,427
  Redeemed..................................................         (87,167)           (166,782)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $   (17,052)        $     2,884
                                                                 ===========         ===========
INVESTOR A SHARES:
  Sold......................................................     $   133,401         $   202,585
  Issued as reinvestment of dividends.......................             296               1,079
  Redeemed..................................................        (126,218)           (175,261)
                                                                 -----------         -----------
  Net increase/(decrease)...................................     $     7,479         $    28,403
                                                                 ===========         ===========
  Total net increase/(decrease).............................     $  (238,927)        $   223,586
                                                                 ===========         ===========

---------------
 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
**Amount represents less than 500 shares and/or $500, as applicable.
 +Tax-Exempt Reserves' Capital Class, Institutional Class, Adviser Class and
  Liquidity Class commenced operations on June 13, 2002, June 18, 2002, August 8, 2002 and September 3, 2002, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                 CALIFORNIA TAX-EXEMPT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2002
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................      $ 430,784          $   156,196
  Issued as reinvestment of dividends.......................            938                  479
  Redeemed..................................................       (265,846)             (54,662)
                                                                  ---------          -----------
  Net increase/(decrease)...................................      $ 165,876          $   102,013
                                                                  =========          ===========
INSTITUTIONAL CLASS SHARES:
  Sold......................................................      $  43,265          $         1
  Issued as reinvestment of dividends.......................             24                   --
  Redeemed..................................................         (5,438)              (1,001)
                                                                  ---------          -----------
  Net increase/(decrease)...................................      $  37,851          $    (1,000)
                                                                  =========          ===========
TRUST CLASS SHARES:
  Sold......................................................      $ 436,416          $   539,965
  Issued as reinvestment of dividends.......................            133                   37
  Redeemed..................................................       (388,871)            (517,890)
                                                                  ---------          -----------
  Net increase/(decrease)...................................      $  47,678          $    22,112
                                                                  =========          ===========
LIQUIDITY CLASS SHARES:+
  Sold......................................................      $   6,263          $    15,414
  Issued as reinvestment of dividends.......................             13                   21
  Redeemed..................................................         (4,139)             (14,286)
                                                                  ---------          -----------
  Net increase/(decrease)...................................      $   2,137          $     1,149
                                                                  =========          ===========
ADVISER CLASS SHARES:
  Sold......................................................      $ 424,164          $   584,449
  Issued as reinvestment of dividends.......................          1,737                5,280
  Redeemed..................................................       (325,705)            (610,181)
                                                                  ---------          -----------
  Net increase/(decrease)...................................      $ 100,196          $   (20,452)
                                                                  =========          ===========
INVESTOR CLASS SHARES:
  Sold......................................................      $ 560,287          $   501,654
  Issued as reinvestment of dividends.......................          1,450                4,139
  Redeemed..................................................       (376,064)            (491,546)
                                                                  ---------          -----------
  Net increase/(decrease)...................................      $ 185,673          $    14,247
                                                                  =========          ===========
DAILY CLASS SHARES:
  Sold......................................................      $ 300,982          $ 1,422,764
  Issued as reinvestment of dividends.......................          2,706               10,630
  Redeemed..................................................       (382,034)          (1,374,901)
                                                                  ---------          -----------
  Net increase/(decrease)...................................      $ (78,346)         $    58,493
                                                                  =========          ===========
INVESTOR B SHARES:
  Sold......................................................      $       7          $        --
  Issued as reinvestment of dividends.......................             --**                 --**
  Redeemed..................................................             --                  (64)
                                                                  ---------          -----------
  Net increase/(decrease)...................................      $       7          $       (64)
                                                                  =========          ===========
  Total net increase/(decrease).............................      $ 461,072          $   176,498
                                                                  =========          ===========

---------------
 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
**Amount represents less than 500 shares and/or $500, as applicable.
 +California Tax-Exempt Reserves' Liquidity Class Shares commenced operations on
  August 10, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS RESERVES MONEY MARKET FUNDS

                                                                 NEW YORK TAX-EXEMPT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002    PERIOD ENDED
                                                                 (UNAUDITED)       MARCH 31, 2002
                                                              -----------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:+
 Sold.......................................................       $ 13,856           $19,990
 Issued as reinvestment of dividends........................            111                25
 Redeemed...................................................         (2,737)               --
                                                                   --------           -------
 Net increase/(decrease)....................................       $ 11,230           $20,015
                                                                   ========           =======
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................       $     --           $     1
 Issued as reinvestment of dividends........................             --                --**
 Redeemed...................................................             --                --
                                                                   --------           -------
 Net increase/(decrease)....................................       $     --           $     1
                                                                   ========           =======
TRUST CLASS SHARES:+
 Sold.......................................................       $ 44,508           $ 1,029
 Issued as reinvestment of dividends........................             --                 1
 Redeemed...................................................        (28,956)             (204)
                                                                   --------           -------
 Net increase/(decrease)....................................       $ 15,552           $   826
                                                                   ========           =======
LIQUIDITY CLASS SHARES:+
 Sold.......................................................       $     --           $     1
 Issued as reinvestment of dividends........................             --                --**
 Redeemed...................................................             --                --
                                                                   --------           -------
 Net increase/(decrease)....................................       $     --           $     1
                                                                   ========           =======
ADVISER CLASS SHARES:+
 Sold.......................................................       $     --           $     1
 Issued as reinvestment of dividends........................             --                --**
 Redeemed...................................................             --                --
                                                                   --------           -------
 Net increase/(decrease)....................................       $     --           $     1
                                                                   ========           =======
INVESTOR CLASS SHARES:+
 Sold.......................................................       $     --           $     1
 Issued as reinvestment of dividends........................             --                --**
 Redeemed...................................................             --                --
                                                                   --------           -------
 Net increase/(decrease)....................................       $     --           $     1
                                                                   ========           =======
MARKET CLASS SHARES:+
 Sold.......................................................       $     --           $     1
 Issued as reinvestment of dividends........................             --                --**
 Redeemed...................................................             --                --
                                                                   --------           -------
 Net increase/(decrease)....................................       $     --           $     1
                                                                   ========           =======
DAILY CLASS SHARES:+
 Sold.......................................................       $     --           $     1
 Issued as reinvestment of dividends........................             --                --**
 Redeemed...................................................             --                --
                                                                   --------           -------
 Net increase/(decrease)....................................       $     --           $     1
                                                                   ========           =======
SERVICE CLASS SHARES:+
 Sold.......................................................       $     --           $     1
 Issued as reinvestment of dividends........................             --                --
 Redeemed...................................................             --                --
                                                                   --------           -------
 Net increase/(decrease)....................................       $     --           $     1
                                                                   ========           =======
INVESTOR B SHARES:+
 Sold.......................................................       $     --           $     1
 Issued as reinvestment of dividends........................             --                --
 Redeemed...................................................             --                --
                                                                   --------           -------
 Net increase/(decrease)....................................       $     --           $     1
                                                                   ========           =======
INVESTOR C SHARES:+
 Sold.......................................................       $     --           $     1
 Issued as reinvestment of dividends........................             --                --
 Redeemed...................................................             --                --
                                                                   --------           -------
 Net increase/(decrease)....................................       $     --           $     1
                                                                   ========           =======
 Total net increase/(decrease)..............................       $ 26,782           $20,850
                                                                   ========           =======

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
**Amount represents less than 500 shares and/or $500, as applicable.
 +New York Tax Exempt Reserves' Capital Class, Institutional Class, Trust Class,
  Liquidity Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B Shares and Investor C Shares commenced operations on February 15, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.


                                                              NET ASSET                     DIVIDENDS
                                                                VALUE           NET          FROM NET
                                                              BEGINNING     INVESTMENT      INVESTMENT
                                                              OF PERIOD    INCOME/(LOSS)      INCOME
                                                              ----------------------------------------
CASH RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)                          $1.00         $0.0092        $(0.0092)
Year ended 3/31/2002........................................     1.00          0.0320         (0.0320)
Year ended 3/31/2001........................................     1.00          0.0628         (0.0628)
Year ended 3/31/2000........................................     1.00          0.0532         (0.0532)
Period ended 3/31/1999*.....................................     1.00          0.0484         (0.0484)
Year ended 4/30/1998........................................     1.00          0.0554         (0.0554)
Year ended 4/30/1997........................................     1.00          0.0531         (0.0531)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0090        $(0.0090)
Year ended 3/31/2002........................................     1.00          0.0316         (0.0316)
Period ended 3/31/2001**....................................     1.00          0.0192         (0.0192)
TRUST CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0087        $(0.0087)
Year ended 3/31/2002........................................     1.00          0.0310         (0.0310)
Year ended 3/31/2001........................................     1.00          0.0618         (0.0618)
Period ended 3/31/2000**....................................     1.00          0.0463         (0.0463)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0084        $(0.0084)
Year ended 3/31/2002........................................     1.00          0.0305         (0.0305)
Year ended 3/31/2001........................................     1.00          0.0613         (0.0613)
Year ended 3/31/2000........................................     1.00          0.0517         (0.0517)
Period ended 3/31/1999*.....................................     1.00          0.0470         (0.0470)
Year ended 4/30/1998........................................     1.00          0.0539         (0.0539)
Year ended 4/30/1997........................................     1.00          0.0516         (0.0516)
ADVISER CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0079        $(0.0079)
Year ended 3/31/2002........................................     1.00          0.0295         (0.0295)
Year ended 3/31/2001........................................     1.00          0.0603         (0.0603)
Year ended 3/31/2000........................................     1.00          0.0507         (0.0507)
Period ended 3/31/1999*.....................................     1.00          0.0461         (0.0461)
Year ended 4/30/1998........................................     1.00          0.0529         (0.0529)
Year ended 4/30/1997........................................     1.00          0.0506         (0.0506)
INVESTOR CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0074        $(0.0074)
Year ended 3/31/2002........................................     1.00          0.0285         (0.0285)
Year ended 3/31/2001........................................     1.00          0.0593         (0.0593)
Period ended 3/31/2000**....................................     1.00          0.0484         (0.0484)
MARKET CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0069        $(0.0069)
Year ended 3/31/2002........................................     1.00          0.0275         (0.0275)
Year ended 3/31/2001........................................     1.00          0.0583         (0.0583)
Year ended 3/31/2000........................................     1.00          0.0487         (0.0487)
Period ended 3/31/1999*.....................................     1.00          0.0447         (0.0447)
Year ended 4/30/1998........................................     1.00          0.0519         (0.0519)
Period ended 4/30/1997 **...................................     1.00          0.0493         (0.0493)
DAILY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0062        $(0.0062)
Year ended 3/31/2002........................................     1.00          0.0260         (0.0260)
Year ended 3/31/2001........................................     1.00          0.0568         (0.0568)
Period ended 3/31/2000**....................................     1.00          0.0459         (0.0459)
SERVICE CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0041        $(0.0041)
Year ended 3/31/2002........................................     1.00          0.0220         (0.0220)
Year ended 3/31/2001........................................     1.00          0.0528         (0.0528)
Period ended 3/31/2000**....................................     1.00          0.0404         (0.0404)
INVESTOR A SHARES
Period ended 9/30/2002 (unaudited)**........................    $1.00         $0.0070        $(0.0070)
INVESTOR B SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0036        $(0.0036)
Year ended 3/31/2002........................................     1.00          0.0210         (0.0210)
Year ended 3/31/2001........................................     1.00          0.0518         (0.0518)
Period ended 3/31/2000**....................................     1.00          0.0225         (0.0225)
INVESTOR C SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0036        $(0.0036)
Year ended 3/31/2002........................................     1.00          0.0210         (0.0210)
Year ended 3/31/2001........................................     1.00          0.0518         (0.0518)
Period ended 3/31/2000**....................................     1.00          0.0223         (0.0223)
MARSICO SHARES
Period ended 9/30/2002 (unaudited)**........................    $1.00         $0.0075        $(0.0075)

---------------
  +Annualized.
 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges. The total returns for the six months ended September 30, 2002 reflect the historical return information for the Nations Prime Fund Investor A Shares and Marsico Shares, which were reorganized into Nations Cash Reserves Investor A Shares and Marsico Shares on May 10, 2002.
  *Fiscal year end changed to March 31. Prior to this, the fiscal year end was
   April 30.
 **Cash Reserves Institutional Class, Trust Class, Investor Class, Market Class,
   Daily Class, Service Class, Investor A, Investor B, Investor C Shares and Marsico Shares commenced operations on November 30, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12, 1999, April 28, 1999, May 13, 2002, October
   4, 1999, October 5, 1999 and May 13, 2002, respectively.
(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS MONEY MARKET FUNDS

                                                                      WITHOUT WAIVERS
                                                                      AND/OR EXPENSE
                                                                      REIMBURSEMENTS
                                                                      ---------------
                                      RATIO OF         RATIO OF          RATIO OF
NET ASSET              NET ASSETS     OPERATING     NET INVESTMENT       OPERATING
  VALUE                  END OF      EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
 END OF      TOTAL       PERIOD      AVERAGE NET     AVERAGE NET          AVERAGE
 PERIOD     RETURN++      (000)        ASSETS           ASSETS          NET ASSETS
-------------------------------------------------------------------------------------

  $1.00      0.92%     $27,076,163      0.20%+(a)(b)     1.84%+            0.27%+(a)
   1.00       3.25     39,231,604       0.20(a)(b)       2.92              0.27(a)
   1.00       6.46     20,037,526       0.20(a)          6.22              0.27(a)
   1.00       5.46      8,642,609       0.20(a)(b)       5.37              0.29(a)
   1.00       4.95      4,379,430       0.20+(a)         5.24+             0.43+(a)
   1.00       5.70      3,051,559       0.20(b)          5.54              0.44
   1.00       5.44      1,684,233       0.20             5.32              0.45

  $1.00      0.90%     $3,769,972       0.24%+(a)(b)     1.80%+            0.31%+(a)
   1.00       3.21      3,257,737       0.24(a)(b)       2.88              0.31(a)
   1.00       1.90        651,116       0.24+(a)         6.18+             0.31+(a)

  $1.00      0.87%     $5,252,584       0.30%+(a)(b)     1.74%+            0.37%+(a)
   1.00       3.14      2,686,258       0.30(a)(b)       2.82              0.37(a)
   1.00       6.36      2,676,204       0.30(a)          6.12              0.37(a)
   1.00       4.72      1,719,142       0.30+(a)(b)      5.27+             0.39+(a)

  $1.00      0.84%     $1,468,819       0.35%+(a)(b)     1.69%+            1.12%+(a)
   1.00       3.09      1,742,687       0.35(a)(b)       2.77              1.12(a)
   1.00       6.30      1,476,883       0.35(a)          6.07              1.12(a)
   1.00       5.30      1,396,969       0.35(a)(b)       5.22              1.14(a)
   1.00       4.80      1,423,382       0.35+(a)         5.09+             1.28+(a)
   1.00       5.53      1,107,869       0.35(b)          5.39              1.29
   1.00       5.28        419,851       0.35             5.17              0.60

  $1.00      0.79%     $6,819,849       0.45%+(a)(b)     1.59%+            0.52%+(a)
   1.00       2.99      7,873,470       0.45(a)(b)       2.67              0.52(a)
   1.00       6.20      5,939,163       0.45(a)          5.97              0.52(a)
   1.00       5.19      4,780,346       0.45(a)(b)       5.12              0.54(a)
   1.00       4.71        870,170       0.45+(a)         4.99+             0.68+(a)
   1.00       5.43        672,417       0.45(b)          5.29              0.69
   1.00       5.19        247,551       0.45             5.07              0.70

  $1.00      0.74%     $4,491,950       0.55%+(a)(b)     1.49%+            0.62%+(a)
   1.00       2.89      4,966,158       0.55(a)(b)       2.57              0.62(a)
   1.00       6.09      7,585,825       0.55(a)          5.87              0.62(a)
   1.00       4.94      7,068,117       0.55+(a)(b)      5.02+             0.64+(a)

  $1.00      0.69%     $3,719,763       0.65%+(a)(b)     1.39%+            0.72%+(a)
   1.00       2.78      3,844,641       0.65(a)(b)       2.47              0.72(a)
   1.00       5.99      3,342,882       0.65(a)          5.77              0.72(a)
   1.00       4.98      2,779,002       0.65(a)(b)       4.92              0.74(a)
   1.00       4.56      1,486,502       0.61+(a)         4.83+             0.88+(a)
   1.00       5.33        649,503       0.55(b)          5.19              0.89
   1.00       5.04        333,000       0.55+            4.97+             0.80+

  $1.00      0.62%     $12,320,109      0.80%+(a)(b)     1.24%+            0.87%+(a)
   1.00       2.63     14,018,697       0.80(a)(b)       2.32              0.87(a)
   1.00       5.83     14,589,888       0.80(a)          5.62              0.87(a)
   1.00       4.69      9,753,000       0.80+(a)(b)      4.77+             0.89+(a)

  $1.00      0.42%     $  972,736       1.20%+(a)(b)     0.84%+            1.27%+(a)
   1.00       2.22      1,037,281       1.20(a)(b)       1.92              1.27(a)
   1.00       5.41        913,512       1.20(a)          5.22              1.27(a)
   1.00       4.11        512,318       1.20+(a)(b)      4.37+             1.29+(a)

  $1.00      0.70%     $  410,876       0.65%+(a)(b)     1.39%+            0.72%+(a)

  $1.00      0.37%     $   51,728       1.30%+(a)(b)     0.74%+            1.37%+(a)
   1.00       2.12         37,408       1.30(a)(b)       1.82              1.37(a)
   1.00       5.30         27,360       1.30(a)          5.12              1.37(a)
   1.00       2.28          8,828       1.30+(a)(b)      4.27+             1.39+(a)

  $1.00      0.36%     $    4,182       1.30%+(a)(b)     0.74%+            1.37%+(a)
   1.00       2.12          1,357       1.30(a)(b)       1.82              1.37(a)
   1.00       5.30          1,717       1.30(a)          5.12              1.37(a)
   1.00       2.25            345       1.30+(a)(b)      4.27+             1.39+(a)

  $1.00      0.75%     $   20,749       0.55%+(a)(b)     1.49%+            0.62%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                     DIVIDENDS
                                                                VALUE           NET          FROM NET
                                                              BEGINNING     INVESTMENT      INVESTMENT
                                                              OF PERIOD    INCOME/(LOSS)      INCOME
                                                              ----------------------------------------
MONEY MARKET RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0088        $(0.0088)
Year ended 3/31/2002........................................     1.00          0.0311         (0.0311)
Year ended 3/31/2001........................................     1.00          0.0625         (0.0625)
Year ended 3/31/2000........................................     1.00          0.0535         (0.0535)
Period ended 3/31/1999*, **.................................     1.00          0.0438         (0.0438)
Period ended 5/15/1998......................................     1.00          0.0252         (0.0252)
Year ended 11/30/1997.......................................     1.00          0.0545         (0.0545)
Year ended 11/30/1996.......................................     1.00          0.0516         (0.0516)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0086        $(0.0086)
Year ended 3/31/2002........................................     1.00          0.0307         (0.0307)
Period ended 3/31/2001***...................................     1.00          0.0221         (0.0221)
TRUST CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0083        $(0.0083)
Year ended 3/31/2002........................................     1.00          0.0301         (0.0301)
Year ended 3/31/2001........................................     1.00          0.0615         (0.0615)
Period ended 3/31/2000***...................................     1.00          0.0016         (0.0016)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0080        $(0.0080)
Year ended 3/31/2002........................................     1.00          0.0296         (0.0296)
Year ended 3/31/2001........................................     1.00          0.0610         (0.0610)
Year ended 3/31/2000........................................     1.00          0.0520         (0.0520)
Period ended 3/31/1999*, ***................................     1.00          0.0281         (0.0281)
ADVISER CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0075        $(0.0075)
Year ended 3/31/2002........................................     1.00          0.0286         (0.0286)
Year ended 3/31/2001........................................     1.00          0.0600         (0.0600)
Year ended 3/31/2000........................................     1.00          0.0548         (0.0548)
Period ended 3/31/1999*, ***................................     1.00          0.0344         (0.0344)
INVESTOR CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0070        $(0.0070)
Year ended 3/31/2002........................................     1.00          0.0276         (0.0276)
Year ended 3/31/2001........................................     1.00          0.0501         (0.0501)
Period ended 3/31/2000***...................................     1.00          0.0043         (0.0043)
MARKET CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0065        $(0.0065)
Year ended 3/31/2002........................................     1.00          0.0266         (0.0266)
Year ended 3/31/2001........................................     1.00          0.0580         (0.0580)
Year ended 3/31/2000........................................     1.00          0.0490         (0.0490)
Period ended 3/31/1999*, ***................................     1.00          0.0214         (0.0214)
DAILY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0058        $(0.0058)
Year ended 3/31/2002........................................     1.00          0.0251         (0.0251)
Year ended 3/31/2001........................................     1.00          0.0565         (0.0565)
Period ended 3/31/2000***...................................     1.00          0.0346         (0.0346)
SERVICE CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0038        $(0.0038)
Year ended 3/31/2002........................................     1.00          0.0211         (0.0211)
Year ended 3/31/2001........................................     1.00          0.0525         (0.0525)
Period ended 3/31/2000***...................................     1.00          0.0386         (0.0386)
INVESTOR B SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0033        $(0.0033)
Year ended 3/31/2002........................................     1.00          0.0201         (0.0201)
Year ended 3/31/2001........................................     1.00          0.0515         (0.0515)
Period ended 3/31/2000***...................................     1.00          0.0227         (0.0227)
INVESTOR C SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0033        $(0.0033)
Year ended 3/31/2002........................................     1.00          0.0201         (0.0201)
Year ended 3/31/2001........................................     1.00          0.0208         (0.0208)
Period ended 3/31/2000***...................................     1.00          0.0112         (0.0112)

---------------
  +Annualized.
 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
  *Fiscal year end changed to March 31. Prior to this, the fiscal year end was
   April 30.
 **The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Capital Class Shares as of May 22, 1998.
***Money Market Reserves Institutional Class, Trust Class, Liquidity Class,
   Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 17, 2000, March 22, 2000, August 7, 1998, July 2, 1998, March 3, 2000, October 9, 1998,
   July 21, 1999, May 18, 1999, October 5, 1999 and January 6, 2000,
   respectively.
(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS MONEY MARKET FUNDS

                                                                      WITHOUT WAIVERS
                                                                      AND/OR EXPENSE
                                                                      REIMBURSEMENTS
                                                                      ---------------
                                      RATIO OF         RATIO OF          RATIO OF
NET ASSET              NET ASSETS     OPERATING     NET INVESTMENT       OPERATING
  VALUE                  END OF      EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
 END OF      TOTAL       PERIOD      AVERAGE NET     AVERAGE NET          AVERAGE
 PERIOD     RETURN++      (000)        ASSETS           ASSETS          NET ASSETS
-------------------------------------------------------------------------------------

  $1.00      0.88%     $9,355,522       0.20%+(a)              1.75%+      0.28%+(a)
   1.00       3.16     11,084,336       0.20(a)                2.85        0.28(a)
   1.00       6.43      6,103,253       0.20(a)(b)             6.19        0.27(a)
   1.00       5.48      4,064,349       0.20(a)(b)             5.64        0.33(a)
   1.00       4.47        595,482       0.20+(a)               4.87+       0.46+(a)
   1.00       2.55        118,880       0.20+                  5.54+       0.27+
   1.00       5.58        177,908       0.20                   5.45        0.28
   1.00       5.29        133,044       0.35                   5.16        0.35

  $1.00      0.86%     $  294,862       0.24%+(a)              1.71%+      0.32%+(a)
   1.00       3.12        535,650       0.24(a)                2.81        0.32(a)
   1.00       2.23        574,968       0.24+(a)(b)            6.15+       0.31+(a)

  $1.00      0.83%     $  428,985       0.30%+(a)              1.65%+      0.38%+(a)
   1.00       3.05      1,311,771       0.30(a)                2.75        0.38(a)
   1.00       6.33         67,422       0.30(a)(b)             6.09        0.37(a)
   1.00       0.16             38       0.30+(a)(b)            5.54+       0.43+(a)

  $1.00      0.81%     $  441,922       0.35%+(a)              1.60%+      1.13%+(a)
   1.00       3.00        566,000       0.35(a)                2.70        1.13(a)
   1.00       6.27      1,085,231       0.35(a)(b)             6.04        1.12(a)
   1.00       5.32        946,156       0.35(a)(b)             5.49        1.18(a)
   1.00       2.87          1,078       0.35+(a)               4.72+       1.31+(a)

  $1.00      0.76%     $  675,806       0.45%+(a)              1.50%+      0.53%+(a)
   1.00       2.90        967,747       0.45(a)                2.60        0.53(a)
   1.00       6.17        622,177       0.45(a)(b)             5.94        0.52(a)
   1.00       5.62        553,728       0.45(a)(b)             5.39        0.58(a)
   1.00       3.46          6,377       0.45+(a)               4.62+       0.71+(a)

  $1.00      0.70%     $   45,148       0.55%+(a)              1.40%+      0.63%+(a)
   1.00       2.80         44,170       0.55(a)                2.50        0.63(a)
   1.00       5.12         90,380       0.55(a)(b)             5.84        0.62(a)
   1.00       0.43              1       0.55+(a)(b)            5.29+       0.68+(a)

  $1.00      0.65%     $1,314,632       0.65%+(a)              1.30%+      0.73%+(a)
   1.00       2.69      1,422,125       0.65(a)                2.40        0.73(a)
   1.00       5.96      1,292,998       0.65(a)(b)             5.74        0.72(a)
   1.00       5.01      1,021,002       0.65(a)(b)             5.19        0.78(a)
   1.00       2.14        873,993       0.65+(a)               4.42+       0.91+(a)

  $1.00      0.58%     $    4,967       0.80%+(a)              1.15%+      0.88%+(a)
   1.00       2.54          4,501       0.80(a)                2.25        0.88(a)
   1.00       5.80          7,561       0.80(a)(b)             5.59        0.87(a)
   1.00       3.51          4,525       0.80+(a)(b)            5.04+       0.93+(a)

  $1.00      0.38%     $  130,242       1.20%+(a)              0.75%+      1.28%+(a)
   1.00       2.13        139,024       1.20(a)                1.85        1.28(a)
   1.00       5.38        203,160       1.20(a)(b)             5.19        1.27(a)
   1.00       3.93         80,500       1.20+(a)(b)            4.64+       1.33+(a)

  $1.00      0.33%     $   14,180       1.30%+(a)              0.65%+      1.38%+(a)
   1.00       2.03          9,407       1.30(a)                1.75        1.38(a)
   1.00       5.27          6,907       1.30(a)(b)             5.09        1.37(a)
   1.00       2.29          1,940       1.30+(a)(b)            4.54+       1.43+(a)

  $1.00      0.33%     $    1,735       1.30%+(a)              0.65%+      1.38%+(a)
   1.00       2.03            408       1.30(a)                1.75        1.38(a)
   1.00       2.08            340       1.30(a)(b)             5.09        1.37(a)
   1.00       1.12             19       1.30+(a)(b)            4.54+       1.43+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
TREASURY RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0085       $(0.0085)
Year ended 3/31/2002........................................     1.00         0.0302        (0.0302)
Year ended 3/31/2001........................................     1.00         0.0603        (0.0603)
Year ended 3/31/2000........................................     1.00         0.0504        (0.0504)
Period ended 3/31/1999*.....................................     1.00         0.0462        (0.0462)
Year ended 4/30/1998........................................     1.00         0.0541        (0.0541)
Year ended 4/30/1997........................................     1.00         0.0519        (0.0519)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0083       $(0.0083)
Year ended 3/31/2002........................................     1.00         0.0298        (0.0298)
Period ended 3/31/2001**....................................     1.00         0.0206        (0.0206)
TRUST CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0080       $(0.0080)
Year ended 3/31/2002........................................     1.00         0.0292        (0.0292)
Year ended 3/31/2001........................................     1.00         0.0593        (0.0593)
Period ended 3/31/2000**....................................     1.00         0.0436        (0.0436)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0078       $(0.0078)
Year ended 3/31/2002........................................     1.00         0.0287        (0.0287)
Year ended 3/31/2001........................................     1.00         0.0588        (0.0588)
Year ended 3/31/2000........................................     1.00         0.0489        (0.0489)
Period ended 3/31/1999*.....................................     1.00         0.0448        (0.0448)
Year ended 4/30/1998........................................     1.00         0.0526        (0.0526)
Year ended 4/30/1997........................................     1.00         0.0504        (0.0504)
ADVISER CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0073       $(0.0073)
Year ended 3/31/2002........................................     1.00         0.0277        (0.0277)
Year ended 3/31/2001........................................     1.00         0.0578        (0.0578)
Year ended 3/31/2000........................................     1.00         0.0479        (0.0479)
Period ended 3/31/1999*.....................................     1.00         0.0439        (0.0439)
Year ended 4/30/1998........................................     1.00         0.0516        (0.0516)
Year ended 4/30/1997........................................     1.00         0.0494        (0.0494)
INVESTOR CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0068       $(0.0068)
Year ended 3/31/2002........................................     1.00         0.0267        (0.0267)
Year ended 3/31/2001........................................     1.00         0.0568        (0.0568)
Period ended 3/31/2000**....................................     1.00         0.0455        (0.0455)
MARKET CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0063       $(0.0063)
Year ended 3/31/2002........................................     1.00         0.0257        (0.0257)
Year ended 3/31/2001........................................     1.00         0.0557        (0.0557)
Year ended 3/31/2000........................................     1.00         0.0459        (0.0459)
Period ended 3/31/1999*.....................................     1.00         0.0423        (0.0423)
Year ended 4/30/1998........................................     1.00         0.0505        (0.0505)
Period ended 4/30/1997**....................................     1.00         0.0481        (0.0481)
DAILY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0055       $(0.0055)
Year ended 3/31/2002........................................     1.00         0.0242        (0.0242)
Year ended 3/31/2001........................................     1.00         0.0543        (0.0543)
Period ended 3/31/2000**....................................     1.00         0.0431        (0.0431)
SERVICE CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0035       $(0.0035)
Year ended 3/31/2002........................................     1.00         0.0202        (0.0202)
Year ended 3/31/2001........................................     1.00         0.0503        (0.0503)
Period ended 3/31/2000**....................................     1.00         0.0358        (0.0358)
INVESTOR A SHARES
Period ended 9/30/2002 (unaudited)**........................    $1.00        $0.0064       $(0.0064)
INVESTOR B SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0030       $(0.0030)
Year ended 3/31/2002........................................     1.00         0.0192        (0.0192)
Year ended 3/31/2001........................................     1.00         0.0493        (0.0493)
Period ended 3/31/2000**....................................     1.00         0.0192        (0.0192)
INVESTOR C SHARES**
Period ended 9/30/2002 (unaudited)**........................    $1.00        $0.0002       $(0.0002)

---------------
  +Annualized.
 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges. The total return for the six months ended September 30, 2002 reflects the historical return information for the Nations Treasury Fund Investor A Shares, which were reorganized into Nations Treasury Reserves Investor A Shares on May 10, 2002.
  *Fiscal year end changed to March 31. Prior to this, the fiscal year end was
   April 30.
 **Treasury Reserves Institutional Class, Trust Class, Investor Class, Market
   Class, Daily Class, Service Class, Investor A Shares, Investor B Shares and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12, 1999, May 17, 1999, May 13, 2002,
   October 15, 1999 and July 16, 2002, respectively.
***Amount represents less than $500.
(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS MONEY MARKET FUNDS

                                                                     WITHOUT WAIVERS
                                                                     AND/OR EXPENSE
                                                                     REIMBURSEMENTS
                                                                     ---------------
                                     RATIO OF         RATIO OF          RATIO OF
NET ASSET              NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  VALUE                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
 END OF      TOTAL       PERIOD     AVERAGE NET     AVERAGE NET          AVERAGE
 PERIOD     RETURN++     (000)        ASSETS           ASSETS          NET ASSETS
------------------------------------------------------------------------------------

  $1.00       0.85%    $1,854,732       0.20%+(a)        1.72%+            0.27%+(a)
   1.00       3.06      3,715,126       0.20(a)          2.81              0.27(a)
   1.00       6.20      1,900,312       0.20(a)(b)       5.99              0.27(a)
   1.00       5.15      1,026,684       0.20(a)(b)       5.06              0.28(a)
   1.00       4.72      1,382,688       0.20+(a)         4.99%+            0.45+(a)
   1.00       5.55        246,058       0.20             5.41              0.45
   1.00       5.30        468,975       0.20             5.20              0.46

  $1.00       0.83%    $  562,484       0.24%+(a)        1.68%+            0.31%+(a)
   1.00       3.02        383,265       0.24(a)          2.77              0.31(a)
   1.00       2.08         29,572       0.24+(a)(b)      5.95+             0.31+(a)

  $1.00       0.80%    $  829,831       0.30%+(a)        1.62%+            0.37%+(a)
   1.00       2.96        399,582       0.30(a)          2.71              0.37(a)
   1.00       6.09        315,854       0.30(a)(b)       5.89              0.37(a)
   1.00       4.45        506,339       0.30+(a)(b)      4.96+             0.38+(a)

  $1.00       0.78%    $  392,626       0.35%+(a)        1.57%+            1.17%+(a)
   1.00       2.90        370,139       0.35(a)          2.66              1.17(a)
   1.00       6.04        348,850       0.35(a)(b)       5.84              1.17(a)
   1.00       5.00        364,761       0.35(a)(b)       4.91              1.18(a)
   1.00       4.58        304,387       0.35+(a)         4.84+             1.35+(a)
   1.00       5.38        743,410       0.35             5.26              1.35
   1.00       5.15         81,575       0.35             5.05              0.61

  $1.00       0.73%    $2,965,785       0.45%+(a)        1.47%+            0.52%+(a)
   1.00       2.80      2,568,691       0.45(a)          2.56              0.52(a)
   1.00       5.93      1,918,597       0.45(a)(b)       5.74              0.52(a)
   1.00       4.89      1,460,966       0.45(a)(b)       4.81              0.53(a)
   1.00       4.48        344,906       0.45+(a)         4.74+             0.70+(a)
   1.00       5.28        222,760       0.45             5.16              0.70
   1.00       5.06        154,256       0.45             4.95              0.71

  $1.00       0.68%    $  782,961       0.55%+(a)        1.37%+            0.62%+(a)
   1.00       2.70        688,990       0.55(a)          2.46              0.62(a)
   1.00       5.83        700,202       0.55(a)(b)       5.64              0.62(a)
   1.00       4.65        573,261       0.55+(a)(b)      4.71+            0.63+(a)

  $1.00       0.63%    $1,410,463       0.65%+(a)        1.27%+            0.72%+(a)
   1.00       2.60      1,381,945       0.65(a)          2.36              0.72(a)
   1.00       5.72      1,369,949       0.65(a)(b)       5.54              0.72(a)
   1.00       4.68      1,511,932       0.65(a)(b)       4.61              0.73(a)
   1.00       4.31      1,169,932       0.62+(a)         4.57+             0.90+(a)
   1.00       5.18        265,495       0.55             5.06              0.90
   1.00       4.92        123,396       0.55+            4.85+             0.81+

  $1.00       0.55%    $1,119,175       0.80%+(a)        1.12%+            0.87%+(a)
   1.00       2.44      1,301,678       0.80(a)          2.21              0.87(a)
   1.00       5.56        981,837       0.80(a)(b)       5.39              0.87(a)
   1.00       4.40        847,775       0.80+(a)(b)      4.46+             0.88+(a)

  $1.00       0.35%    $  275,446       1.20%+(a)        0.72%+            1.27%+(a)
   1.00       2.04        330,420       1.20(a)          1.81              1.27(a)
   1.00       5.14        343,240       1.20(a)(b)       4.99              1.27(a)
   1.00       3.63        244,035       1.20+(a)(b)      4.06+             1.28+(a)

  $1.00       0.64%    $  883,013       0.65%+(a)        1.27%+            0.72%+(a)

  $1.00       0.30%    $      552       1.30%+(a)        0.62%+            1.37%+(a)
   1.00       1.93            180       1.30(a)          1.71              1.37(a)
   1.00       5.04            237       1.30(a)(b)       4.89              1.37(a)
   1.00       1.94             80       1.30+(a)(b)      3.96+             1.38+(a)

  $1.00       0.02%    $       --***     1.30%+(a)       0.62%+            1.37%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
GOVERNMENT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0085       $(0.0085)
Year ended 3/31/2002........................................     1.00         0.0303        (0.0303)
Year ended 3/31/2001........................................     1.00         0.0615        (0.0615)
Year ended 3/31/2000........................................     1.00         0.0516        (0.0516)
Period ended 3/31/1999*.....................................     1.00         0.0468        (0.0468)
Year ended 4/30/1998........................................     1.00         0.0543        (0.0543)
Year ended 4/30/1997........................................     1.00         0.0520        (0.0520)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0083       $(0.0083)
Year ended 3/31/2002........................................     1.00         0.0299        (0.0299)
Period ended 3/31/2001**....................................     1.00         0.0210        (0.0210)
TRUST CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0080       $(0.0080)
Year ended 3/31/2002........................................     1.00         0.0293        (0.0293)
Year ended 3/31/2001........................................     1.00         0.0605        (0.0605)
Period ended 3/31/2000**....................................     1.00         0.0448        (0.0448)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0077       $(0.0077)
Year ended 3/31/2002........................................     1.00         0.0286        (0.0286)
Year ended 3/31/2001........................................     1.00         0.0600        (0.0600)
Year ended 3/31/2000........................................     1.00         0.0501        (0.0501)
Period ended 3/31/1999*.....................................     1.00         0.0454        (0.0454)
Year ended 4/30/1998........................................     1.00         0.0528        (0.0528)
Year ended 4/30/1997........................................     1.00         0.0505        (0.0505)
ADVISER CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0072       $(0.0072)
Year ended 3/31/2002........................................     1.00         0.0278        (0.0278)
Year ended 3/31/2001........................................     1.00         0.0590        (0.0590)
Year ended 3/31/2000........................................     1.00         0.0491        (0.0491)
Period ended 3/31/1999*.....................................     1.00         0.0445        (0.0445)
Year ended 4/30/1998........................................     1.00         0.0518        (0.0518)
Year ended 4/30/1997........................................     1.00         0.0495        (0.0495)
INVESTOR CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0067       $(0.0067)
Year ended 3/31/2002........................................     1.00         0.0268        (0.0268)
Year ended 3/31/2001........................................     1.00         0.0580        (0.0580)
Period ended 3/31/2000**....................................     1.00         0.0467        (0.0467)
MARKET CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0062       $(0.0062)
Year ended 3/31/2002........................................     1.00         0.0258        (0.0258)
Year ended 3/31/2001........................................     1.00         0.0570        (0.0570)
Year ended 3/31/2000........................................     1.00         0.0471        (0.0471)
Period ended 3/31/1999*.....................................     1.00         0.0431        (0.0431)
Year ended 4/30/1998........................................     1.00         0.0508        (0.0508)
Period ended 4/30/1997**....................................     1.00         0.0482        (0.0482)
DAILY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0055       $(0.0055)
Year ended 3/31/2002........................................     1.00         0.0243        (0.0243)
Year ended 3/31/2001........................................     1.00         0.0554        (0.0554)
Period ended 3/31/2000**....................................     1.00         0.0443        (0.0443)
SERVICE CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0035       $(0.0035)
Year ended 3/31/2002........................................     1.00         0.0203        (0.0203)
Year ended 3/31/2001........................................     1.00         0.0515        (0.0515)
Period ended 3/31/2000**....................................     1.00         0.0348        (0.0348)
INVESTOR A SHARES
Period ended 9/30/2002 (unaudited)**........................    $1.00        $0.0064       $(0.0064)
INVESTOR B SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0030       $(0.0030)
Year ended 3/31/2002........................................     1.00         0.0193        (0.0193)
Year ended 3/31/2001........................................     1.00         0.0505        (0.0505)
Period ended 3/31/2000**....................................     1.00         0.0185        (0.0185)
INVESTOR C SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00        $0.0030       $(0.0030)
Year ended 3/31/2002........................................     1.00         0.0193        (0.0193)
Year ended 3/31/2001........................................     1.00         0.0505        (0.0505)
Period ended 3/31/2000**....................................     1.00         0.0126        (0.0126)

---------------
  +Annualized.
 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges. The total return for the six months ended September 30, 2002 reflects the historical return information for the Nations Government Money Market Fund Investor A Shares, which were reorganized into Nations Government Reserves Investor A Shares on May 10, 2002.
  *Fiscal year end changed to March 31. Prior to this, the fiscal year end was
   April 30.
 **Government Reserves Institutional Class, Trust Class, Investor Class, Market
   Class, Daily Class, Service Class, Investor A, Investor B and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12, 1999, June 8, 1999, May 13, 2002, November 2,
   1999 and December 21, 1999, respectively.
(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS MONEY MARKET FUNDS

                                                                     WITHOUT WAIVERS
                                                                     AND/OR EXPENSE
                                                                     REIMBURSEMENTS
                                                                     ---------------
                                     RATIO OF         RATIO OF          RATIO OF
NET ASSET              NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  VALUE                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
 END OF      TOTAL       PERIOD     AVERAGE NET     AVERAGE NET          AVERAGE
 PERIOD     RETURN++     (000)        ASSETS           ASSETS          NET ASSETS
------------------------------------------------------------------------------------

  $1.00       0.85%    $1,523,904       0.20%+(a)       1.69%+             0.28%+(a)
   1.00       3.07      1,818,554       0.20(a)         2.70               0.28(a)
   1.00       6.32        852,138       0.20(a)(b)      6.06               0.29(a)
   1.00       5.28        381,336       0.20(a)(b)      5.26               0.29(a)
   1.00       4.78        229,561       0.20+(a)        5.05+              0.44+(a)
   1.00       5.57        190,607       0.20            5.43               0.45
   1.00       5.33        125,377       0.20(a)         5.22               0.49(a)

  $1.00       0.83%    $   90,143       0.24%+(a)       1.65%+             0.32%+(a)
   1.00       3.03         86,551       0.24(a)         2.66               0.32(a)
   1.00       2.12        260,087       0.24+(a)        6.02+              0.33+(a)

  $1.00       0.80%    $  406,689       0.30%+(a)       1.59%+             0.38%+(a)
   1.00       2.97        289,252       0.30(a)         2.60               0.38(a)
   1.00       6.22        222,765       0.30(a)(b)      5.96               0.39(a)
   1.00       4.57        125,504       0.30+(a)(b)     5.16+              0.39+(a)

  $1.00       0.78%    $  233,178       0.35%+(a)       1.54%+             1.13%+(a)
   1.00       2.91        164,296       0.35(a)         2.55               1.13(a)
   1.00       6.16        468,083       0.35(a)(b)      5.91               1.14(a)
   1.00       5.12        140,328       0.35(a)(b)      5.11               1.14(a)
   1.00       4.63         59,551       0.35+(a)        4.90+              1.29+(a)
   1.00       5.40         32,773       0.35            5.28               1.30
   1.00       5.19          6,482       0.35(a)         5.07               0.64(a)

  $1.00       0.73%    $  848,316       0.45%+(a)       1.44%+             0.53%+(a)
   1.00       2.81        794,855       0.45(a)         2.45               0.53(a)
   1.00       6.06      1,190,853       0.45(a)(b)      5.81               0.54(a)
   1.00       5.02        477,205       0.45(a)(b)      5.01               0.54(a)
   1.00       4.54         88,836       0.45+(a)        4.80+              0.69+(a)
   1.00       5.30         70,164       0.45            5.18               0.70
   1.00       5.07         24,845       0.45(a)         4.97               0.74(a)

  $1.00       0.68%    $  794,516       0.55%+(a)       1.34%+             0.63%+(a)
   1.00       2.71      1,001,552       0.55(a)         2.35               0.63(a)
   1.00       5.95        331,555       0.55(a)(b)      5.71               0.64(a)
   1.00       4.77        111,741       0.55+(a)(b)     4.91+              0.64+(a)

  $1.00       0.62%    $  494,592       0.65%+(a)       1.24%+             0.73%+(a)
   1.00       2.61        561,082       0.65(a)         2.25               0.73(a)
   1.00       5.85        488,016       0.65(a)(b)      5.61               0.74(a)
   1.00       4.81        370,000       0.65(a)(b)      4.81               0.74(a)
   1.00       4.39        334,000       0.61+(a)        4.64+              0.89+(a)
   1.00       5.20        274,499       0.55            5.08               0.90
   1.00       4.93        218,499       0.55+(a)        4.87+              0.84+(a)

  $1.00       0.55%    $  284,246       0.80%+(a)       1.09%+             0.88%+(a)
   1.00       2.45        317,287       0.80(a)         2.10               0.88(a)
   1.00       5.69        259,937       0.80(a)(b)      5.46               0.89(a)
   1.00       4.52        171,521       0.80+(a)(b)     4.66+              0.89+(a)

  $1.00       0.35%    $   36,006       1.20%+(a)       0.69%+             1.28%+(a)
   1.00       2.05         36,505       1.20(a)         1.70               1.28(a)
   1.00       5.27         26,001       1.20(a)(b)      5.06               1.29(a)
   1.00       3.53         10,000       1.20+(a)(b)     4.26+              1.29+(a)

  $1.00       0.64%    $    5,559       0.65%+(a)       1.24%+             0.73%+(a)

  $1.00       0.30%    $    1,739       1.30%+(a)       0.59%+             1.38%+(a)
   1.00       1.94          2,105       1.30(a)         1.60               1.38(a)
   1.00       5.17            990       1.30(a)         4.96               1.39(a)
   1.00       1.86            108       1.30+(a)(b)     4.16+              1.39+(a)

  $1.00       0.30%    $      984       1.30%+(a)       0.59%+             1.38%+(a)
   1.00       1.95            982       1.30(a)         1.60               1.38(a)
   1.00       5.17            160       1.30(a)(b)      4.96               1.39(a)
   1.00       1.26            746       1.30+(a)(b)     4.16+              1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                     DIVIDENDS
                                                                VALUE           NET          FROM NET
                                                              BEGINNING     INVESTMENT      INVESTMENT
                                                              OF PERIOD    INCOME/(LOSS)      INCOME
                                                              ----------------------------------------
MUNICIPAL RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0068        $(0.0068)
Year ended 3/31/2002........................................     1.00          0.0215         (0.0215)
Year ended 3/31/2001........................................     1.00          0.0392         (0.0392)
Year ended 3/31/2000........................................     1.00          0.0329         (0.0329)
Period ended 3/31/1999*.....................................     1.00          0.0292         (0.0292)
Year ended 4/30/1998........................................     1.00          0.0353         (0.0353)
Year ended 4/30/1997........................................     1.00          0.0337         (0.0337)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0066        $(0.0066)
Year ended 3/31/2002........................................     1.00          0.0163         (0.0163)
Period ended 3/31/2001**....................................     1.00          0.0110         (0.0110)
TRUST CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0063        $(0.0063)
Year ended 3/31/2002........................................     1.00          0.0205         (0.0205)
Year ended 3/31/2001........................................     1.00          0.0382         (0.0382)
Period ended 3/31/2000**....................................     1.00          0.0280         (0.0280)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0061        $(0.0061)
Year ended 3/31/2002........................................     1.00          0.0200         (0.0200)
Year ended 3/31/2001........................................     1.00          0.0377         (0.0377)
Year ended 3/31/2000........................................     1.00          0.0314         (0.0314)
Period ended 3/31/1999*.....................................     1.00          0.0278         (0.0278)
Year ended 4/30/1998........................................     1.00          0.0341         (0.0341)
Year ended 4/30/1997........................................     1.00          0.0323         (0.0323)
ADVISER CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0056        $(0.0056)
Year ended 3/31/2002........................................     1.00          0.0190         (0.0190)
Year ended 3/31/2001........................................     1.00          0.0367         (0.0367)
Year ended 3/31/2000........................................     1.00          0.0304         (0.0304)
Period ended 3/31/1999*.....................................     1.00          0.0270         (0.0270)
Year ended 4/30/1998........................................     1.00          0.0332         (0.0332)
Year ended 4/30/1997........................................     1.00          0.0313         (0.0313)
INVESTOR CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0051        $(0.0051)
Year ended 3/31/2002........................................     1.00          0.0180         (0.0180)
Year ended 3/31/2001........................................     1.00          0.0357         (0.0357)
Period ended 3/31/2000**....................................     1.00          0.0287         (0.0287)
MARKET CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0046        $(0.0046)
Year ended 3/31/2002........................................     1.00          0.0170         (0.0170)
Year ended 3/31/2001........................................     1.00          0.0347         (0.0347)
Year ended 3/31/2000........................................     1.00          0.0284         (0.0284)
Period ended 3/31/1999*.....................................     1.00          0.0254         (0.0254)
Year ended 4/30/1998........................................     1.00          0.0318         (0.0318)
Period ended 4/30/1997**....................................     1.00          0.0301         (0.0301)
DAILY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0038        $(0.0038)
Year ended 3/31/2002........................................     1.00          0.0155         (0.0155)
Year ended 3/31/2001........................................     1.00          0.0332         (0.0332)
Period ended 3/31/2000**....................................     1.00          0.0262         (0.0262)
SERVICE CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0031        $(0.0031)
Year ended 3/31/2002........................................     1.00          0.0123         (0.0123)
Year ended 3/31/2001........................................     1.00          0.0292         (0.0292)
Period ended 3/31/2000**....................................     1.00          0.0048         (0.0048)
INVESTOR B SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0026        $(0.0026)
Year ended 3/31/2002........................................     1.00          0.0113         (0.0113)
Year ended 3/31/2001........................................     1.00          0.0282         (0.0282)
Period ended 3/31/2000**....................................     1.00          0.0062         (0.0062)
INVESTOR C SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0025        $(0.0025)
Period ended 3/31/2002**....................................     1.00          0.0000#        (0.0000)#

---------------
  +Annualized.
 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
  *Fiscal year end changed to March 31. Prior to this, the fiscal year end was
   April 30.
 **Municipal Reserves Institutional Class, Trust Class, Investor Class, Market
   Class, Daily Class, Service Class, Investor B Shares and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12, 1999, January 21, 2000, December 27, 1999 and March 28,
   2002, respectively.
  #Amount represents less than $0.0001 or 0.01%, as applicable.
(b)The effect of interest expense on the operating expense ratio was 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS MONEY MARKET FUNDS

                                                                          WITHOUT WAIVERS
                                                                          AND/OR EXPENSE
                                                                          REIMBURSEMENTS
                                                                          ---------------
                                          RATIO OF         RATIO OF          RATIO OF
                            NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                   END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE         TOTAL       PERIOD     AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD    RETURN++     (000)        ASSETS           ASSETS          NET ASSETS
-----------------------------------------------------------------------------------------
    $1.00          0.68%     $841,680       0.20%+           1.35%+            0.29%+
     1.00          2.18       456,528       0.20             2.03              0.30
     1.00          3.99       145,248       0.20             3.93              0.29
     1.00          3.34       172,693       0.20             3.29              0.30
     1.00          2.96       134,268       0.20+            3.10+             0.48+
     1.00          3.61        74,251       0.20(b)          3.53              0.48
     1.00          3.44        59,701       0.20             3.38              0.52

    $1.00          0.66%     $116,185       0.24%+           1.31%+            0.33%+
     1.00          1.64        85,432       0.24             1.99              0.34
     1.00          1.10        16,116       0.24+            3.89+             0.33+

    $1.00          0.63%     $504,325       0.30%+           1.25%+            0.39%+
     1.00          2.07       491,711       0.30             1.93              0.40
     1.00          3.88       488,191       0.30             3.83              0.39
     1.00          2.83       526,831       0.30+            3.19+             0.40+

    $1.00          0.61%     $ 57,026       0.35%+           1.20%+            1.14%+
     1.00          2.02        45,728       0.35             1.88              1.15
     1.00          3.83        35,569       0.35             3.78              1.14
     1.00          3.18        89,050       0.35             3.14              1.15
     1.00          2.81        68,393       0.35+            2.95+             1.33+
     1.00          3.43        53,074       0.35(b)          3.38              1.33
     1.00          3.29        54,677       0.35             3.23              0.67

    $1.00          0.56%     $203,438       0.45%+           1.10%+            0.54%+
     1.00          1.92       158,556       0.45             1.78              0.55
     1.00          3.73       129,807       0.45             3.68              0.54
     1.00          3.08        77,511       0.45             3.04              0.55
     1.00          2.73        55,434       0.45+            2.85+             0.73+
     1.00          3.34        29,936       0.45(b)          3.28              0.73
     1.00          3.19         7,296       0.45             3.13              0.77

    $1.00          0.51%     $ 98,797       0.55%+           1.00%+            0.64%+
     1.00          1.82        48,022       0.55             1.68              0.65
     1.00          3.63        57,017       0.55             3.58              0.64
     1.00          2.90        64,782       0.55+            2.94+             0.65+

    $1.00          0.46%     $178,019       0.65%+           0.90%+            0.74%+
     1.00          1.72       223,008       0.65             1.58              0.75
     1.00          3.52       169,001       0.65             3.48              0.74
     1.00          2.87       149,000       0.65             2.84              0.75
     1.00          2.57       146,999       0.61+            2.69+             0.93+
     1.00          3.24        92,000       0.55(b)          3.18              0.93
     1.00          3.06        78,300       0.55+            3.03+             0.87+

    $1.00          0.38%     $509,254       0.80%+           0.75%+            0.89%+
     1.00          1.56       637,172       0.80             1.43              0.90
     1.00          3.37       554,876       0.80             3.33              0.89
     1.00          2.65       429,644       0.80+            2.69+             0.90+

    $1.00          0.31%     $ 13,002       0.95%+           0.60%+            1.29%+
     1.00          1.24        15,001       1.16             1.03              1.30
     1.00          2.96        10,000       1.20             2.93              1.29
     1.00          0.48         1,000       1.20+            2.29+             1.30+

    $1.00          0.26%     $     65       1.05%+           0.50%+            1.39%+
     1.00          1.14            71       1.22             0.93              1.40
     1.00          2.86            64       1.30             2.83              1.39
     1.00          0.62            91       1.30+            2.19+             1.40+

    $1.00          0.25%     $     88       1.05%+           0.50%+            1.39%+
     1.00          0.00#           95       1.30+            0.93+             1.40+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                       DIVIDENDS
                                                                VALUE           NET           FROM NET
                                                              BEGINNING     INVESTMENT       INVESTMENT
                                                              OF PERIOD    INCOME/(LOSS)       INCOME
                                                              -------------------------------------------
TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES*
Period ended 9/30/2002 (unaudited)..........................    $1.00         $0.0038         $(0.0038)
INSTITUTIONAL CLASS SHARES*
Period ended 9/30/2002 (unaudited)..........................    $1.00         $0.0035         $(0.0035)
TRUST CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0061         $(0.0061)
Year ended 3/31/2002........................................     1.00          0.0204          (0.0204)
Year ended 3/31/2001........................................     1.00          0.3830          (0.0383)
Year ended 3/31/2000........................................     1.00          0.0321          (0.0321)
Year ended 3/31/1999........................................     1.00          0.0312          (0.0312)
Year ended 3/31/1998........................................     1.00          0.0345          (0.0345)
LIQUIDITY CLASS SHARES*
Period ended 9/30/2002 (unaudited)..........................    $1.00         $0.0009         $(0.0009)
ADVISER CLASS SHARES*
Period ended 9/30/2002 (unaudited)..........................    $1.00         $0.0015         $(0.0015)
INVESTOR CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0049         $(0.0049)
Year ended 3/31/2002........................................     1.00          0.0179          (0.0179)
Year ended 3/31/2001........................................     1.00          0.0358          (0.0358)
Year ended 3/31/2000........................................     1.00          0.0298          (0.0298)
Year ended 3/31/1999........................................     1.00          0.0293          (0.0293)
Year ended 3/31/1998........................................     1.00          0.0325          (0.0325)
DAILY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0036         $(0.0036)
Year ended 3/31/2002........................................     1.00          0.0154          (0.0154)
Year ended 3/31/2001........................................     1.00          0.0333          (0.0333)
Year ended 3/31/2000........................................     1.00          0.0271          (0.0271)
Year ended 3/31/1999........................................     1.00          0.0263          (0.0263)
Year ended 3/31/1998........................................     1.00          0.0295          (0.0295)
INVESTOR A SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0044         $(0.0044)
Year ended 3/31/2002........................................     1.00          0.0169          (0.0169)
Year ended 3/31/2001........................................     1.00          0.0348          (0.0348)
Year ended 3/31/2000........................................     1.00          0.0286          (0.0286)
Year ended 3/31/1999........................................     1.00          0.0278          (0.0278)
Year ended 3/31/1998........................................     1.00          0.0316          (0.0316)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Tax-Exempt Reserves Capital Class, Institutional Class, Liquidity Class and Adviser Class commenced operations on June 13, 2002, June 18, 2002, September 3, 2002 and August 8, 2002, respectively.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS MONEY MARKET FUNDS

                                                                            WITHOUT
                                                                            WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         --------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT      OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO    EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          NET ASSETS
---------------------------------------------------------------------------------------

    $1.00         0.38%    $  139,657      0.20%+           1.52%+            0.28%+

    $1.00         0.35%    $        1      0.24%+           1.48%+            0.32%+

    $1.00         0.61%    $2,297,658      0.30%+           1.42%+            0.38%+
     1.00         2.06      2,606,052      0.30             2.00              0.33
     1.00         3.89      2,383,067      0.30             3.80              0.33
     1.00         3.26      2,037,742      0.30             3.20              0.42
     1.00         3.17      2,132,148      0.30(b)          3.11              0.55(b)
     1.00         3.48      2,001,083      0.30(b)          3.43              0.56(b)

    $1.00         0.09%    $      402      0.35%+           1.37%+            1.13%+

    $1.00         0.15%    $    3,876      0.45%+           1.27%+            0.53%+

    $1.00         0.49%    $  147,777      0.55%+           1.17%+            0.63%+
     1.00         1.81        210,389      0.55             1.75              0.68
     1.00         3.63        239,923      0.55             3.55              0.68
     1.00         3.02        204,150      0.53             2.97              0.75
     1.00         2.97        259,469      0.50(b)          2.91              0.90(b)
     1.00         3.30        249,819      0.50(b)          3.23              0.76(b)

    $1.00         0.36%    $   79,124      0.80%+           0.92%+            0.88%+
     1.00         1.55         96,175      0.80             1.50              1.03
     1.00         3.38         93,290      0.80             3.30              1.03
     1.00         2.74        128,386      0.80             2.70              1.12
     1.00         2.66        333,210      0.80(b)          2.61              1.25(b)
     1.00         2.98         12,541      0.80(b)          2.93              1.06(b)

    $1.00         0.44%    $   87,588      0.65%+           1.07%+            0.73%+
     1.00         1.70         80,108      0.65             1.65              0.68
     1.00         3.53         51,705      0.65             3.45              0.68
     1.00         2.90         43,934      0.65             2.85              0.77
     1.00         2.81         53,693      0.65(b)          2.76              0.90(b)
     1.00         3.20        171,786      0.58(b)          3.15              0.84(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                     DIVIDENDS
                                                                VALUE           NET          FROM NET
                                                              BEGINNING     INVESTMENT      INVESTMENT
                                                              OF PERIOD    INCOME/(LOSS)      INCOME
                                                              ----------------------------------------
CALIFORNIA TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0062        $(0.0062)
Year ended 3/31/2002........................................     1.00          0.0199         (0.0199)
Period ended 3/31/2001**....................................     1.00          0.0153         (0.0153)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0055        $(0.0055)
Year ended 3/31/2002........................................     1.00          0.0061         (0.0061)
Period ended 3/31/2001**....................................     1.00          0.0003         (0.0003)
TRUST CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0057        $(0.0057)
Year ended 3/31/2002........................................     1.00          0.0189         (0.0189)
Year ended 3/31/2001........................................     1.00          0.0323         (0.0323)
Period ended 3/31/2000**....................................     1.00          0.0239         (0.0239)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0055        $(0.0055)
Year ended 3/31/2002**......................................     1.00          0.0095         (0.0095)
ADVISER CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0050        $(0.0050)
Year ended 3/31/2002........................................     1.00          0.0174         (0.0174)
Year ended 3/31/2001........................................     1.00          0.0308         (0.0308)
Period ended 3/31/2000......................................     1.00          0.0232         (0.0232)
Period ended 5/14/1999*.....................................     1.00          0.0052         (0.0052)
Year ended 2/28/1999........................................     1.00          0.0268         (0.0268)
Year ended 2/28/1998........................................     1.00          0.0309         (0.0309)
Year ended 2/28/1997........................................     1.00          0.0291         (0.0291)
INVESTOR CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0045        $(0.0045)
Year ended 3/31/2002........................................     1.00          0.0164         (0.0164)
Year ended 3/31/2001........................................     1.00          0.0298         (0.0298)
Period ended 3/31/2000......................................     1.00          0.0223         (0.0223)
Period ended 5/14/1999*.....................................     1.00          0.0051         (0.0051)
Year ended 2/28/1999........................................     1.00          0.0261         (0.0261)
Year ended 2/28/1998........................................     1.00          0.0302         (0.0302)
Year ended 2/28/1997........................................     1.00          0.0284         (0.0284)
DAILY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0032        $(0.0032)
Year ended 3/31/2002........................................     1.00          0.0139         (0.0139)
Year ended 3/31/2001........................................     1.00          0.0273         (0.0273)
Period ended 3/31/2000......................................     1.00          0.0201         (0.0201)
Period ended 5/14/1999*.....................................     1.00          0.0045         (0.0045)
Year ended 2/28/1999........................................     1.00          0.0238         (0.0238)
Year ended 2/28/1998........................................     1.00          0.0279         (0.0279)
Period ended 2/28/1997**....................................     1.00          0.0107         (0.0107)
INVESTOR B SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0005        $(0.0005)
Year ended 3/31/2002........................................     1.00          0.0037         (0.0037)
Period ended 3/31/2001**....................................     1.00          0.0038         (0.0038)

---------------
  +Annualized.
 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
  *The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt
   Money Market Fund Horizon Service, S, X and Pacific Horizon Shares, which were reorganized into the California Tax-Exempt Reserves Adviser Class,
   Daily Class and Investor Class Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.
 **California Tax-Exempt Reserves Capital Class, Institutional Class, Trust
   Class, Liquidity Class, Daily Class and Investor B Shares commenced operations on October 3, 2000, March 28, 2001, May 24, 1999, August 10, 2001, October 2, 1996 and December 29, 2000, respectively.
  #Amount represents less than $500.
(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS MONEY MARKET FUNDS

                                                                               WITHOUT WAIVERS
                                                                                AND/OR EXPENSE
                                                                                REIMBURSEMENTS
                                                                               ---------------
                                                                                   RATIO OF
NET ASSET              NET ASSETS        RATIO OF             RATIO OF            OPERATING
  VALUE                  END OF         OPERATING          NET INVESTMENT        EXPENSES TO
 END OF      TOTAL       PERIOD        EXPENSES TO        INCOME/(LOSS) TO         AVERAGE
 PERIOD     RETURN++     (000)      AVERAGE NET ASSETS   AVERAGE NET ASSETS       NET ASSETS
------------------------------------------------------------------------------------------------

  $1.00       0.62%     $267,918           0.20%+               1.20%+               0.28%+
   1.00       2.01       102,040           0.20                 1.38                 0.28
   1.00       1.54            30           0.20+                3.33+                0.28+

  $1.00       0.56%     $ 37,851           0.24%+               1.16%+               0.32%+
   1.00       0.61            --#          0.24                 1.34                 0.32
   1.00       0.03         1,000           0.24+                3.29+                0.32+

  $1.00       0.57%     $408,572           0.30%+               1.10%+               0.38%+
   1.00       1.91       360,892           0.30                 1.27                 0.38
   1.00       3.27       338,801           0.30                 3.23+                0.38
   1.00       2.41       394,837           0.30+                2.70+                0.38+

  $1.00       0.55%     $  3,287           0.35%+               1.05%+               1.13%+
   1.00       0.95         1,150           0.35+                1.23+                1.13+

  $1.00       0.50%     $398,466           0.45%+               0.95%+               0.53%+
   1.00       1.75       298,268           0.45                 1.13                 0.53
   1.00       3.12       318,737           0.45                 3.08                 0.53
   1.00       2.32       360,319           0.45+                2.55+                0.53+
   1.00       0.52       636,000           0.50+                2.49+                0.52+
   1.00       2.71       709,000           0.49(a)              2.65                 0.49(a)
   1.00       3.13       671,000           0.50(a)              3.06                 0.50(a)
   1.00       2.95       472,000           0.50(a)              2.92                 0.50(a)

  $1.00       0.45%     $426,399           0.55%+               0.85%+               0.63%+
   1.00       1.65       240,724           0.55                 1.03                 0.63
   1.00       3.02       226,491           0.55                 2.98                 0.63
   1.00       2.23       284,041           0.55+                2.45+                0.63+
   1.00       0.50       503,000           0.58+                2.43+                0.62+
   1.00       2.64       539,000           0.56(a)              2.61                 0.59(a)
   1.00       3.06       598,000           0.57(a)              3.01                 0.60(a)
   1.00       2.88       493,000           0.57(a)              2.83                 0.60(a)

  $1.00       0.32%     $735,736           0.80%+               0.60%+               0.88%+
   1.00       1.40       814,077           0.80                 0.78                 0.88
   1.00       2.76       755,635           0.80                 2.73                 0.88
   1.00       2.01       699,689           0.80+                2.20+                0.88+
   1.00       0.45       334,000           0.80+                2.21+                0.82+
   1.00       2.41       336,000           0.79(a)              2.35                 0.79(a)
   1.00       2.83       172,000           0.80(a)              2.80                 0.80(a)
   1.00       1.09        29,000           0.80+(a)             2.66+                0.80+(a)

  $1.00       0.05%     $      7           1.08%+               0.35%+               1.38%+
   1.00       0.37            --#          1.30                 0.28                 1.38
   1.00       0.38            64           1.30+                2.23+                1.38+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                     DIVIDENDS
                                                                VALUE           NET          FROM NET
                                                              BEGINNING     INVESTMENT      INVESTMENT
                                                              OF PERIOD    INCOME/(LOSS)      INCOME
                                                              ----------------------------------------
NEW YORK TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0064        $(0.0064)
Period ended 3/31/2002*.....................................     1.00          0.0013         (0.0013)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0062        $(0.0062)
Period ended 3/31/2002*.....................................     1.00          0.0013         (0.0013)
TRUST CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0059        $(0.0059)
Period ended 3/31/2002*.....................................     1.00          0.0012         (0.0012)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0065        $(0.0065)
Period ended 3/31/2002*.....................................     1.00          0.0013         (0.0013)
ADVISER CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0049        $(0.0049)
Period ended 3/31/2002*.....................................     1.00          0.0008         (0.0008)
INVESTOR CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0048        $(0.0048)
Period ended 3/31/2002*.....................................     1.00          0.0008         (0.0008)
MARKET CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0047        $(0.0047)
Period ended 3/31/2002*.....................................     1.00          0.0008         (0.0008)
DAILY CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0031        $(0.0031)
Period ended 3/31/2002*.....................................     1.00          0.0004         (0.0004)
SERVICE CLASS SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0011        $(0.0011)
Period ended 3/31/2002*.....................................     1.00          0.0000#        (0.0000)#
INVESTOR B SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0011        $(0.0011)
Period ended 3/31/2002*.....................................     1.00          0.0000#        (0.0000)#
INVESTOR C SHARES
Six months ended 9/30/2002 (unaudited)......................    $1.00         $0.0011        $(0.0011)
Period ended 3/31/2002*.....................................     1.00          0.0000#        (0.0000)#

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * New York Tax-Exempt Reserves Capital Class, Institutional Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B Shares and Investor C Shares commenced operations on February 15, 2002 .

 # Amount represents less than $0.0001 or 0.01%, as applicable

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS MONEY MARKET FUNDS

                                                                              WITHOUT
                                                                           WAIVERS AND/OR
                                                                           REIMBURSEMENTS
                                                                           --------------
                                         RATIO OF                             RATIO OF
                           NET ASSETS    OPERATING         RATIO OF          OPERATING
  NET ASSET                  END OF     EXPENSES TO     NET INVESTMENT      EXPENSES TO
    VALUE        TOTAL       PERIOD       AVERAGE      INCOME/(LOSS) TO       AVERAGE
END OF PERIOD   RETURN++     (000)      NET ASSETS    AVERAGE NET ASSETS     NET ASSETS
-----------------------------------------------------------------------------------------

    $1.00         0.64%     $31,246        0.08%+            1.29%+             2.15%+
     1.00         0.13       20,015        0.20+             1.03+              4.51+

    $1.00         0.62%     $     1        0.12%+            1.25%+             2.19%+
     1.00         0.13            1        0.24+             0.99+              4.55+

    $1.00         0.59%     $16,378        0.18%+            1.19%+             2.25%+
     1.00         0.12          826        0.30+             0.93+              4.61+

    $1.00         0.65%     $     1        0.23%+            1.14%+             3.00%+
     1.00         0.13            1        0.35+             0.88+              5.36+

    $1.00         0.49%     $     1        0.33%+            1.04%+             2.40%+
     1.00         0.08            1        0.45+             0.78+              4.76+

    $1.00         0.48%     $     1        0.43%+            0.94%+             2.50%+
     1.00         0.08            1        0.55+             0.68+              4.86+

    $1.00         0.48%     $     1        0.53%+            0.84%+             2.60%+
     1.00         0.08            1        0.65+             0.58+              4.96+

    $1.00         0.31%     $     1        0.68%+            0.69%+             2.75%+
     1.00         0.04            1        0.80+             0.43+              5.11+

    $1.00         0.11%     $     1        1.08%+            0.29%+             3.15%+
     1.00         0.00#           1        1.20+             0.03+              5.51+

    $1.00         0.11%     $     1        1.18%+            0.19%+             3.25%+
     1.00         0.00#           1        1.30+            (0.07)+             5.61+

    $1.00         0.11%     $     1        1.18%+            0.19%+             3.25%+
     1.00         0.00#           1        1.30+            (0.07)+             5.61+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2002, Funds Trust offered sixty-one separate portfolios. These financial statements pertain only to the money market portfolios of Funds Trust:
Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves (each, a "Fund" and collectively, the "Funds"). Financial Statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer eleven classes of shares: Capital Class Shares, Institutional Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Investor B Shares and Investor C Shares. Cash Reserves, Treasury Reserves, Government Reserves and Tax-Exempt Reserves offer Investor A Shares. Cash Reserves also offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser and sub-adviser, under the oversight of the Board of Trustees, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Funds' investment sub-adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain liquid assets at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




At September 30, 2002, Cash Reserves had a reverse repurchase agreement outstanding with Lehman Brothers, Inc. The average daily balance of reverse repurchase agreements outstanding for 61 days for Cash Reserves during the six months ended September 30, 2002 was $282,780,631. Treasury Reserves and Government Reserves did not enter into any reverse repurchase agreements during the six months ended September 30, 2002.

The proceeds received by Cash Reserves under the reverse repurchase agreements were reinvested in tri-party repurchase agreements. Net fees earned during the six months ended September 30, 2002, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $45,002,072 and have been included in interest income in the Statements of operations.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.15% of each Fund's average daily net assets.

Funds Trust has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.033% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of Funds Trust. Under the co-administration agreement, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BA Advisors. For the six months ended September 30, 2002, Stephens and BA Advisors earned 0.01% and 0.04%, respectively, of the Fund's average daily net assets for their co-administration services.

BA Advisors and/or the sub-adviser and/or Stephens may, from time to time, reduce their fees payable by each Fund. During the six months ended September 30, 2002 and until July 31, 2003, BA Advisors and/or the sub-adviser and/or Stephens have agreed to reimburse expenses and/or waive their fees to the extent that total expenses (excluding shareholder servicing, shareholder

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


administration and distribution fees) exceed an annual rate of 0.20% of each Fund's average daily net assets. Effective May 31, 2002 through September 30, 2002, BA Advisors has agreed to voluntarily reimburse expenses to the extent that total expenses (excluding shareholder servicing, shareholder administration and distribution fees) exceed 0.05% of New York Tax-Exempt Reserves' average daily net assets. There is no guarantee that this expense limitation will continue.

BA Advisors is entitled to recover from Cash Reserves, Money Market Reserves, Treasury Reserves, Government Reserves, Municipal Reserves, Tax-Exempt Reserves, California Tax-Exempt Reserves and New York Tax-Exempt Reserves any fees waived or expenses reimbursed by BA Advisors during the three year period following such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery.

At September 30, 2002, the amounts potentially recoverable by BA Advisors pursuant to this arrangement are as follows:

                        POTENTIAL AMOUNT TO      POTENTIAL AMOUNT TO
                       RECOVER WITHIN 3 YEARS   RECOVER WITHIN 3 YEARS
FUND                       AS OF 9/30/02            AS OF 3/31/02
----------------------------------------------------------------------
Cash Reserves........       $22,288,494                $    --
Money Market
  Reserves...........         4,534,440                     --
Treasury Reserves....         3,139,625                     --
Government
  Reserves...........         1,726,251                     --
Municipal Reserves...           984,892                     --
Tax-Exempt
  Reserves...........           910,767                     --
California Tax-Exempt
  Reserves...........           687,622                     --
New York Tax-Exempt
  Reserves...........           388,657                 87,731

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2002, expenses of certain Funds were reduced by $12,254 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. Municipal Reserves, Tax-Exempt Reserves, California Tax-Exempt Reserves and New York Tax-Exempt Reserves do not participate in the expense offset arrangements.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Capital and Trust Class Shares of the Funds. For the six months ended September 30, 2002, Bank of America earned approximately $30,483 for providing such services.

Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 2002, the Funds were informed that the distributor received the following:

                                               CONTINGENT DEFERRED
                                                  SALES CHARGE
                                                      (000)
FUND                   INVESTOR   INVESTOR A       INVESTOR B        INVESTOR C
-------------------------------------------------------------------------------
Cash Reserves........   $  --*        $3              $249              $14
Money Market
  Reserves...........      --         --                64               --*
Government
  Reserves...........      --         --                --               --
Tax-Exempt
  Reserves...........       2         --                --               --

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of the Nations Treasury Reserves. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets. Funds Trust previously offered a retirement plan to the Trustees, which was terminated on January 1, 2002. Funds Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003. The liability for the retirement plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

A significant portion of certain share classes represents investments by fiduciary accounts over which Bank of America has either sole or joint discretion.

Certain other affiliated Nations Funds have made daily investments of cash balances in Cash Reserves pursuant to an exemptive order received from the Securities and Exchange Commission. At September 30, 2002,

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




approximately 6% of the net assets of the Cash Reserves was held by other affiliated Nations Funds.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for Liquidity Class Shares ("Liquidity Class Shares Plan"), Market Class Shares ("Market Class Shares Plan"), Daily Class Shares ("Daily Class Shares Plan"), Investor Class Shares ("Investor Class Shares Plan"), Investor A Shares (Investor A Shares Plan"), Investor B Shares ("Investor B Shares Plan"), Investor C Shares ("Investor C Shares Plan") and Service Class Shares ("Service Class Shares Plan") of the Funds. Under the Liquidity Class Shares Plan, Funds Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Funds. Under the Market Class Shares Plan, Funds Trust may compensate or reimburse Stephens for distribution activities or expenses up to 0.20% of the average daily net assets of the Market Class Shares of the Funds. Under the Daily Class Shares Plan, Funds Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.35% of the average daily net assets of the Daily Class Shares of the Funds. Under the Investor Class Shares Plan and Investor A Shares Plan, Funds Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.10% of the average daily net assets of the Investor Class Shares of the Funds. Under the Investor B Shares Plan, Investor C Shares Plan and Service Class Shares Plan, Funds Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.75% of the average daily net assets of the Service Class Shares, Investor B Shares, Investor C Shares of the Funds.

Currently, Funds Trust is not reimbursing Stephens for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits Funds Trust to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Cash Reserves, Money Market Reserves, Government Reserves, Municipal Reserves and California Tax-Exempt Reserves and 0.35% of the average daily net assets of Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing and/or distribution agreements, that provide administrative and/or distribution services to Liquidity Class shareholders. Currently, Funds Trust is not compensating Stephens for providing such services.

Funds Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity, Adviser, Market, Daily, Investor, Investor A, Investor B, Investor C, Service Class and Marsico Shares of the Funds. Under the Servicing Plans, a Fund may pay servicing agents that have entered into a shareholder servicing agreement with Funds Trust for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Servicing Plans will not exceed 0.25%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Fund directly to the applicable share class.

Funds Trust also has adopted shareholder administration plans ("Administration Plans") for the Investor A, Investor B, Investor C, Trust Class, Marsico Shares and Institutional Class Shares of the Funds. Under the Administration Plans, a Fund may pay servicing agents that have entered into a shareholder administration agreement with Funds Trust for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Administration Plans will not exceed 0.10%, on an annualized basis of the average daily net assets of the Investor A, Investor B, Investor C, Trust Class, Marsico Shares and .04% on an annualized basis of the average daily net assets of Institutional Class Shares. These payments are charged as expenses of each Fund directly to the applicable share class.

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


For the six months ended September 30, 2002 the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                        CURRENT
                                          RATE
                                       (AFTER FEE      PLAN
                                        WAIVERS)       LIMIT
                                       ---------------------
DISTRIBUTION PLAN:
Liquidity Class:
  Treasury Reserves..................     0.00%**      0.65%
  Other Funds........................     0.00%**      0.60%
Investor Class, Investor A Shares....     0.10%        0.10%
Market Class.........................     0.20%        0.20%
Daily Class..........................     0.35%        0.35%
Service Class*, Investor B*,+ and
  Investor C++ Shares................     0.75%        0.75%
SHAREHOLDER SERVICING PLAN:
Liquidity Class......................     0.15%***     0.25%
Adviser, Investor, Market, Daily,
  Service Class, Investor A, Investor
  B, Investor C Shares and Marsico
  Shares.............................     0.25%        0.25%
SHAREHOLDER ADMINISTRATION PLAN:
Trust Class, Investor A, Investor B,
  Investor C Shares and Marsico
  Shares.............................     0.10%        0.10%
Institutional Class..................     0.04%        0.04%

---------------

  * Effective December 12, 2001, Stephens is voluntarily waiving
    0.25% of 12b-1 fees on Service Class and Investor B Shares of Nations Municipal Reserves.

 ** During the six months ended September 30,2002 and until July 31, 2003, Stephens has agreed to waive Distribution Plan fees for the Liquidity Class of Treasury Reserves as a percentage of the Fund's average daily net assets at an annual rate of 0.65% and for all other Funds as a percentage of their respective average daily net assets at an annual rate of 0.60%.

 ***During the six months ended September 30, 2002 and until July 31, 2002, BA Advisors and Stephens have agreed to waive Shareholder Servicing Plan fees for the Liquidity Class as a percentage of each Fund's average daily net assets at an annual rate of 0.10%.

 + Effective August 7, 2002, Stephens is voluntarily waiving 0.25% of 12b-1 fees on Investor B Shares of Nations California Tax-Exempt Reserves.

 ++ Effective April 4, 2002, Stephens is voluntarily waiving 0.25% of
    12b-1 fees on Investor C Shares of Nations Municipal Reserves.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

4.  SHARES OF BENEFICIAL INTEREST

At September 30, 2002, an unlimited number of shares of beneficial interest without par value was authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees.

CALIFORNIA TAX-EXEMPT RESERVES

                                                                                                 FAIR     PERCENTAGE   HISTORICAL
                                                                         PAR VALUE    VALUE      VALUE      OF NET        COST
                                                           ACQUISITION    9/30/02    PER UNIT   9/30/02     ASSETS      9/30/02
SECURITY                                                      DATE         (000)     9/30/02     (000)     9/30/02       (000)
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and Transportation
  Authority Revenue, (AMBAC Insured, Merrill Lynch
  Liquidity Facility), 1.700%** 01/01/19.................   07/11/02      $17,005     $1.00     $17,005     0.7%        $17,005

---------------

 **Variable rate demand note. The interest rate shown reflects the rate in effect at September 30, 2002. These securities are subject to demand features of either one, seven or thirty days.

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




CASH RESERVES

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                      PAR VALUE    VALUE      VALUE       OF NET        COST
                                                        ACQUISITION    9/30/02    PER UNIT   9/30/02      ASSETS      9/30/02
SECURITY                                                   DATE         (000)     9/30/02     (000)      9/30/02       (000)
-------------------------------------------------------------------------------------------------------------------------------
Blue Heron Funding Ltd. Series 2001-A,
  1.870%+ 10/18/02 GE Life Annuity,...................   10/17/01     $100,000     $1.00      100,000      0.2%       $100,000
  1.870%+ 11/24/02++..................................   05/23/02      100,000      1.00      100,000      0.2%        100,000
Goldman Sachs Group Inc.:
  1.910%+ 10/01/02++..................................   08/16/02      100,000      1.00      100,000      0.2%        100,000
  1.864%+ 10/19/02++..................................   08/16/02       80,000      1.00       80,000      0.1%         80,000
  2.070% 12/09/02.....................................   06/10/02      100,000      1.00      100,000      0.2%        100,000
Jackson National Life Insurance Company,
  1.920%+ 12/14/02++..................................   06/14/96       50,000      1.00       50,000      0.1%         50,000
Monumental Life,
  1.970%+ 10/01/02++..................................   03/25/02      300,000      1.00      300,000      0.5%        300,000
Repurchase Agreement with Lehman Brothers Inc.,
  1.720% 10/30/02.....................................   08/01/02      282,781      1.00      282,781      0.4%        282,781
Reverse Repurchase Agreement with Lehman Brothers
  Inc.,
  1.570% 10/30/02.....................................   08/01/02     (282,781)     1.00     (282,781)     (0.4)%     (282,781)
SunAmerica Life Insurance Company of America,
  1.950%+ 10/01/02++..................................   07/01/02      125,000      1.00      125,000      0.2%        125,000
Transamerica Occidental Life Insurance Company:
  2.060%+ 10/01/02++..................................   07/31/00      117,000      1.00      117,000      0.2%        117,000
  2.070%+ 10/01/02++..................................   07/31/00      125,000      1.00      125,000      0.2%        125,000
  1.950%+ 11/01/02++..................................   07/31/00       20,000      1.00       20,000     0.0%*         20,000
Travelers Insurance,
  1.903%+ 10/10/02++..................................   07/10/02      132,000      1.00      132,000      0.2%        132,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2002.

++ Reset date.

 * Amount represents less than 0.1%.

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


MONEY MARKET RESERVES

                                                                                                 FAIR     PERCENTAGE   HISTORICAL
                                                                         PAR VALUE    VALUE      VALUE      OF NET        COST
                                                           ACQUISITION    9/30/02    PER UNIT   9/30/02     ASSETS      9/30/02
SECURITY                                                      DATE         (000)     9/30/02     (000)     9/30/02       (000)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc.:
  1.910%+ 10/01/02++.....................................   08/16/02       50,000      1.00      50,000     0.4%         50,000
  1.864%+ 10/19/02++.....................................   08/16/02       20,000      1.00      20,000     0.2%         20,000
  2.070% 12/09/02........................................   06/10/02       50,000      1.00      50,000     0.4%         50,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2002.

++ Reset date.

MUNICIPAL RESERVES

                                                                                                 FAIR     PERCENTAGE   HISTORICAL
                                                                         PAR VALUE    VALUE      VALUE      OF NET        COST
                                                           ACQUISITION    9/30/02    PER UNIT   9/30/02     ASSETS      9/30/02
SECURITY                                                      DATE         (000)     9/30/02     (000)     9/30/02       (000)
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Revenue,
  1.400% 01/23/03........................................   07/31/02      $10,000     $1.00     $10,000     0.4%        $10,000
Oklahoma Housing Finance Agency Single Family Revenue,
  (Home Ownership Loan Program) Series 2001PT-1288, AMT,
  (GNMA Collateral Agreement, Merrill Lynch SBPA),
  1.750%** 09/01/29......................................   12/14/01        4,600      1.00       4,600     0.2%          4,600
Sedgwick & Shawnee Counties, Kansas Single Family
  Revenue, Series 2002,
  1.750%** 12/01/27......................................   07/18/02        5,775      1.00       5,775     0.2%          5,775

---------------

 **Variable rate demand note. The interest rate shown reflects the rate in effect at September 30, 2002. These securities are subject to demand features of either one, seven or thirty days.

TAX-EXEMPT RESERVES

                                                                                                 FAIR     PERCENTAGE   HISTORICAL
                                                                         PAR VALUE    VALUE      VALUE      OF NET        COST
                                                           ACQUISITION    9/30/02    PER UNIT   9/30/02     ASSETS      9/30/02
SECURITY                                                      DATE         (000)     9/30/02     (000)     9/30/02       (000)
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Revenue, 1.400% 01/23/03......   07/31/02      $37,000     $1.00     $37,000     1.3%        $37,000

6.  LINES OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2002, there were no loans outstanding under this Agreement. For the six months ended September 30, 2002, borrowings by the Funds under the Agreement were as follows:

                                          AVERAGE
                                          AMOUNT      AVERAGE
                                        OUTSTANDING   INTEREST
PORTFOLIO                                  (000)        RATE
--------------------------------------------------------------
Cash Reserves.........................    $2,106        2.22%
Treasury Reserves.....................     2,967        2.17

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




The average amount outstanding was calculated based on daily balances in the period.

7.  INCOME TAXES

Information on the tax components of capital is as follows:

                                                                                                               NET TAX UNREALIZED
                                                                                  GROSS TAX      GROSS TAX       APPRECIATION/
                                                           COST OF INVESTMENTS    UNREALIZED     UNREALIZED    (DEPRECIATION) ON
                                                            FOR TAX PURPOSES     APPRECIATION   DEPRECIATION      INVESTMENTS
PORTFOLIO                                                         (000)             (000)          (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
Cash Reserves............................................      $66,807,280          $  --          $  --             $  --
Money Market Reserves....................................       12,776,765             --             --                --
Treasury Reserves........................................       11,066,488             --             --                --
Government Reserves......................................        4,714,285             --             --                --
Municipal Reserves.......................................        2,534,273             --             --                --
Tax-Exempt Reserves......................................        2,758,096             --             --                --
California Tax-Exempt Reserves...........................        2,305,065             --             --                --
New York Tax-Exempt Reserves.............................           47,976             --             --                --

At March 31, 2002, the Funds had available for federal income tax purposes unused capital losses as follows:

                                                             EXPIRING   EXPIRING   EXPIRING
                                                             IN 2005    IN 2006    IN 2007
                                                              (000)      (000)      (000)
                                                             ------------------------------
Municipal Reserves.........................................    $13        $18         $1

During the year ended March 31, 2002, the following Funds utilized capital losses as follows:

                                                                  CAPITAL
                                                              LOSSES UTILIZED
PORTFOLIO                                                          (000)
-----------------------------------------------------------------------------
Cash Reserves...............................................      $2,422
Money Market Reserves.......................................          12
Treasury Reserves...........................................          50
Government Reserves.........................................         538
Municipal Reserves..........................................          89

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2002, the following Funds have elected to defer losses occurring between November 1, 2001 and March 31, 2002 under these rules, as follows:

                                                              CAPITAL LOSSES
PORTFOLIO                                                        DEFERRED
----------------------------------------------------------------------------
Cash Reserves...............................................       $610
Money Market Reserves.......................................        199
Treasury Reserves...........................................        163
California Tax-Exempt Reserves..............................         22

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2003.

8.  REORGANIZATIONS

FUND REORGANIZATION

On May 10, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and assumed the liabilities of certain Nations Money Market Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan or reorganization approved by the

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                            TOTAL NET ASSETS OF
                                                TOTAL NET ASSETS OF   TOTAL NET ASSETS OF     ACQUIRING FUND
                                                   ACQUIRED FUND        ACQUIRING FUND       AFTER ACQUISITION
ACQUIRING FUND              ACQUIRED FUND              (000)                 (000)                 (000)
---------------------------------------------------------------------------------------------------------------
Cash Reserves            Prime                      $5,107,874            $82,547,070           $87,654,944
Treasury Reserves        Treasury                    1,467,607             10,209,589            11,677,196
Government Reserves      Government Money              354,822              4,928,622             5,283,444
                         Market

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each fund listed in the left column below (each a "Fund") reorganized into a newly created successor fund listed in the right column below, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of the successor funds reflect the historical financial results of the Fund prior to the reorganization.

FUND                                            REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
-----------------------------------------------------------------------------------------------
Cash Reserves                                   Cash Reserves
Money Market Reserves                           Money Market Reserves
Treasury Reserves                               Treasury Reserves
Government Reserves                             Government Reserves
Municipal Reserves                              Municipal Reserves
California Tax-Exempt Reserves                  California Tax-Exempt Reserves

On May 10, 2002, the Tax Exempt Fund (the "Fund"), reorganized into a newly created successor fund, Tax-Exempt Reserves, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of the Fund for shares of equal value of the newly created successor fund. The financial statements of the successor funds reflect the historical financial results of the Fund prior to the reorganization.

9.  SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of each Fund approved the replacement of Stephens with BA Advisors as the exclusive distributor of the shares of the Funds. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Funds) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Funds. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

                P.O. Box 34602
                Charlotte, NC 28254-4602
                Toll free 1.800.626.2275 (institutional investors) Toll free 1.800.321.7854 (individual investors)
NATIONS FUNDS





MONEYSAR
(9/02)